UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-643-9691

Date of fiscal year end:          December 31, 2003

Date of reporting period:         December 31, 2003

ITEM 1.  REPORT TO SHAREHOLDERS
===============================
                                                                  [LOGO OMITTED]
                                                                           WELLS
                                                                           FARGO
                                                                           FUNDS
[GRAPHIC OMITTED]
Wells Fargo VARIABLE TRUST FUNDS
         ANNUAL REPORT
                   WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND
                   WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND
                   WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND
                   WELLS FARGO VARIABLE TRUST GROWTH FUND
                   WELLS FARGO VARIABLE TRUST INTERNATIONAL EQUITY FUND
                   WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND
                   WELLS FARGO VARIABLE TRUST MONEY MARKET FUND
                   WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND
                   WELLS FARGO VARIABLE TRUST TOTAL RETURN BOND FUND
[GRAPHIC OMITTED]
                                                               DECEMBER 31, 2003

                                                WELLS FARGO VARIABLE TRUST FUNDS
-------------------------------------------------------------------------------

TABLE OF CONTENTS
LETTER TO CONTRACTHOLDERS ................................................  1
------------------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
------------------------------------------------------------------------------
   VARIABLE TRUST ASSET ALLOCATION FUND ..................................  2
   VARIABLE TRUST EQUITY INCOME FUND .....................................  4
   VARIABLE TRUST EQUITY VALUE FUND ......................................  6
   VARIABLE TRUST GROWTH FUND ............................................  8
   VARIABLE TRUST INTERNATIONAL EQUITY FUND .............................. 10
   VARIABLE TRUST LARGE COMPANY GROWTH FUND .............................. 12
   VARIABLE TRUST MONEY MARKET FUND ...................................... 14
   VARIABLE TRUST SMALL CAP GROWTH FUND .................................. 16
   VARIABLE TRUST TOTAL RETURN BOND FUND ................................. 18
PORTFOLIO OF INVESTMENTS
------------------------------------------------------------------------------
   VARIABLE TRUST ASSET ALLOCATION FUND .................................. 20
   VARIABLE TRUST EQUITY INCOME FUND ..................................... 35
   VARIABLE TRUST EQUITY VALUE FUND ...................................... 38
   VARIABLE TRUST GROWTH FUND ............................................ 41
   VARIABLE TRUST INTERNATIONAL EQUITY FUND .............................. 44
   VARIABLE TRUST LARGE COMPANY GROWTH FUND .............................. 48
   VARIABLE TRUST MONEY MARKET FUND ...................................... 50
   VARIABLE TRUST SMALL CAP GROWTH FUND .................................. 52
   VARIABLE TRUST TOTAL RETURN BOND FUND ................................. 56
FINANCIAL STATEMENTS
------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES .................................. 62
   STATEMENTS OF OPERATIONS .............................................. 64
   STATEMENTS OF CHANGES IN NET ASSETS ................................... 66
   FINANCIAL HIGHLIGHTS .................................................. 70
NOTES TO FINANCIAL HIGHLIGHTS ............................................ 74
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS ............................................ 75
------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT ............................................. 82
------------------------------------------------------------------------------
OTHER INFORMATION ........................................................ 83
------------------------------------------------------------------------------
LIST OF ABBREVIATIONS .................................................... 85
------------------------------------------------------------------------------


                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                WELLS FARGO VARIABLE TRUST FUNDS
-------------------------------------------------------------------------------

DEAR VALUED CONTRACTHOLDER,

     We are pleased to present you with this annual report for the period ended December 31, 2003. On the following pages, you will find a discussion of the Fund(s), including performance highlights, the Fund managers' strategic outlook and facts and figures about the Fund's portfolio.
THE ECONOMY: RECOVERY ON TRACK
--------------------------------------------------------------------------------
     Although the year started slowly, weighed down by the looming threat of war with Iraq, signs of economic recovery ultimately renewed investor interest. Thanks to the lowest interest rates in more than 45 years, tax cuts, and a weakening U.S. dollar, the economy gained momentum during the year. By the third quarter, gross domestic product growth levels reached 8.2%. Although fourth quarter growth slowed to a more moderate 3.5% - 4%, this could provide solid footing for an economic recovery into 2004.
ECONOMIC RECOVERY DAMPENS THE BOND MARKET
--------------------------------------------------------------------------------
     Bond returns lagged behind stock returns for the first time since 1999, finishing 2003 with a 4.1% gain for the Lehman Brothers Aggregate Bond Index. The pattern of performance in 2003 was typical for an economic expansion, with a strong rally by BBB-rated securities driving corporate debt well ahead of other investment-grade sectors of the market. High-yield securities performed even better, with the Lehman Brothers Corporate High Yield Index gaining nearly 29%, a 12-year high. Elsewhere, municipal securities outperformed taxable securities, as yield differences between the two markets narrowed. Non-U.S. Treasury securities, meanwhile, lagged behind their U.S. counterparts.
     Interest rate uncertainties made this an unusually difficult period in which to formulate bond strategy. Many money managers kept portfolios tilted toward those sectors of the market that are more resilient to higher interest rates, such as shorter-term paper, and corporate and mortgage-backed bonds.
STOCKS RETURN TO FAVOR
--------------------------------------------------------------------------------
     In a welcome break from the previous three years, the S&P 500 Index ended 2003 with a solid 28.67% gain. Performance was fairly typical for the first year of an economic recovery, with high-tech, cyclically sensitive, small-cap and generally lower-quality stocks leading the way as the recovery gathered steam. The rally in technology stocks helped drive the NASDAQ to a gain of more than 50%. International stocks outperformed domestic stocks, but only because of the U.S. dollar's steep decline in the currency market.
     As long as interest rates remain low, cyclicals and smaller cap stocks may continue to lead the way. Once interest rates rise, however, leadership is likely to rotate to health care, consumer staples and other defensive sectors of the market in a pattern similar to those of past economic cycles.
OUR COMMITMENT TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
     We recognize that there has been a great deal of unsettling news recently about inappropriate trading practices of some mutual fund companies. We share the concerns of all investors that these problems need to be addressed fully to protect the interests of all mutual fund shareholders. We will remain diligent in our efforts to operate in full compliance with all legal requirements to protect the interests of all of our shareholders.
     Thank you for choosing Wells Fargo Variable Trust Funds. We appreciate the confidence that you have placed in us. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222.

   Sincerely,



   /S/Karla M. Rabusch
   President
   WELLS FARGO FUNDS

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------

ASSET ALLOCATION FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.
ADVISER
   Wells Fargo Funds Management, LLC
SUB-ADVISER
   Wells Capital Management Incorporated
FUND MANAGER
   Galen G. Blomster, CFA
INCEPTION DATE
   04/15/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund returned 22.09% 1 for the twelve-month period ended December 31, 2003. In comparison, the S&P 500 Index 2, a stock benchmark, returned 28.67%, while the Lehman Brothers 20+ Treasury Index 3, a bond benchmark, returned 1.80% for the period. The Fund distributed $0.18 per share in dividend income and no capital gains during the period.
     During the twelve months ended December 31, 2003, the Fund's stock holdings significantly outperformed its bond holdings. While the S&P 500 Index returned more than 28% during the period, both the stock and bond markets followed a volatile path that ranged from investor fears of deflation to uncertainty surrounding the war in Iraq to concerns over inflation. Rising commodity prices and a declining U.S. dollar helped to push bond yields higher during the second half of the year (bond prices move inversely to bond yields), while strong corporate earnings and increasing investor confidence about an economic recovery fueled the advance in stock prices.
     Market volatility and the decoupling of the stock and bond markets continued to create opportunities for the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. As a result, the TAA Model maintained a 25% overweighting toward stocks throughout the period. To maintain the Fund's 25% overweighting toward stocks, we employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation of 60% stocks and 40% bonds. Throughout the twelve-month period, the Fund was at a maximum equity overweight with an effective target allocation of 85% stocks and 15% bonds. With stocks outperforming bonds, the 25% weighting toward stocks added value to the Fund's portfolio during the reporting period.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Although stocks significantly outperformed bonds during the year, the TAA Model continues to indicate that stocks are still attractive relative to bonds. As a result, we intend to maintain the Fund's overweight position in stocks until the relative valuation between stocks and bonds returns to a more normal environment.


--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day. Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.
   The views expressed are as of December 31, 2003, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Asset Allocation Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 1-800-222-8222. The Fund's Adviser has committed through April 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
   Performance shown for the Wells Fargo Variable Trust Asset Allocation Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
-------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
-----------------------------------------------------------------------------------------------------------
                                                                      1-Year       5-Year    Life of Fund
   WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND                   22.09         1.80        9.46
-----------------------------------------------------------------------------------------------------------
   BENCHMARKS
     S&P 500 INDEX 2                                                  28.67        (0.57)      11.80
-----------------------------------------------------------------------------------------------------------
     LEHMAN BROTHERS 20+ TREASURY INDEX 3                              1.80         6.17        8.89
-----------------------------------------------------------------------------------------------------------


   FUND CHARACTERISTICS 4 (AS OF DECEMBER 31, 2003)
-----------------------------------------------------
   BETA *                                      0.68
-----------------------------------------------------
   AVERAGE COUPON OF BOND PORTFOLIO           5.69%
-----------------------------------------------------
   AVERAGE MATURITY OF BOND PORTFOLIO   21.80 years
-----------------------------------------------------
   AVERAGE DURATION OF BOND PORTFOLIO   11.90 years
-----------------------------------------------------
   PORTFOLIO TURNOVER                            7%
-----------------------------------------------------
   NAV                                       $12.51
-----------------------------------------------------
* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
 1.00 BY DEFINITION.

   TEN LARGEST HOLDINGS 4,5 (AS OF DECEMBER 31, 2003)
   US TREASURY BOND, 6,13%,11/15/27           1.88%
-----------------------------------------------------
   US TREASURY BOND, 6.25%,5/15/30            1.56%
-----------------------------------------------------
   US TREASURY BOND, 5.38%,2/15/31            1.40%
-----------------------------------------------------
   US TREASURY BOND, 6.00%,2/15/26            1.16%
-----------------------------------------------------
   US TREASURY BOND, 6.88%,8/15/25            1.03%
-----------------------------------------------------
   GENERAL ELECTRIC COMPANY                   0.97%
-----------------------------------------------------
   US TREASURY BOND, 6.13%,8/15/29            0.96%
-----------------------------------------------------
   US TREASURY BOND, 6.50%,11/15/26           0.96%
-----------------------------------------------------
   US TREASURY BILL, 0.95%,5/13/04            0.96%
-----------------------------------------------------
   US TREASURY BOND, 7.63%,2/15/25            0.93%
-----------------------------------------------------


   STRATEGIC ALLOCATION 4 (AS OF DECEMBER 31, 2003)
----------------------------------------------------
   STOCKS                                    60%
----------------------------------------------------
   BONDS                                     40%
----------------------------------------------------

   EFFECTIVE ALLOCATION 4,6 (AS OF DECEMBER 31, 2003)
-----------------------------------------------------
   STOCKS                                    85%
-----------------------------------------------------
   BONDS                                     15%
-----------------------------------------------------


   SECTOR DISTRIBUTION 4  (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Consumer Discretionary               6%
Consumer Staples                     6%
Energy                               3%
Financials                          12%
Health Care                          8%
Industrials                          6%
Information Technology              10%
Materials                            2%
Telecommunication Services           2%
Utilities                            2%
U.S. Treasury Securities            29%
Other                                1%
Cash                                13%




   GROWTH OF $10,000 INVESTMENT 7
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Wells Fargo     Lehman Brothers
            Variable Trust    20+ Treasury         S & P
           Asset Allocation     Index            500 Index
Apr-94           $10,000        $10,000            $10,000
Apr-94           $ 9,950         $9,876            $10,106
May-94            $9,940         $9,795            $10,271
Jun-94            $9,796         $9,693            $10,019
Jul-94           $10,107        $10,052            $10,348
Aug-94           $10,248         $9,953            $10,772
Sep-94            $9,964         $9,613            $10,509
Oct-94           $10,055         $9,582            $10,745
Nov-94            $9,954         $9,650            $10,354
Dec-94           $10,113         $9,809            $10,507
Jan-95           $10,384        $10,075            $10,780
Feb-95           $10,707        $10,358            $11,199
Mar-95           $10,894        $10,456            $11,529
Apr-95           $11,137        $10,645            $11,868
May-95           $11,686        $11,522            $12,342
Jun-95           $11,870        $11,662            $12,628
Jul-95           $12,031        $11,455            $13,047
Aug-95           $12,127        $11,729            $13,080
Sep-95           $12,438        $11,961            $13,631
Oct-95           $12,514        $12,320            $13,583
Nov-95           $12,860        $12,641            $14,178
Dec-95           $13,041        $13,005            $14,451
Jan-96           $13,284        $12,990            $14,943
Feb-96           $13,180        $12,300            $15,082
Mar-96           $13,256        $12,035            $15,226
Apr-96           $13,233        $11,821            $15,450
May-96           $13,350        $11,758            $15,847
Jun-96           $13,531        $12,021            $15,908
Jul-96           $13,223        $12,021            $15,204
Aug-96           $13,199        $11,849            $15,525
Sep-96           $13,705        $12,194            $16,398
Oct-96           $14,185        $12,705            $16,850
Nov-96           $14,917        $13,159            $18,123
Dec-96           $14,535        $12,815            $17,764
Jan-97           $14,815        $12,700            $18,874
Feb-97           $14,853        $12,703            $19,021
Mar-97           $14,323        $12,354            $18,241
Apr-97           $14,904        $12,668            $19,328
May-97           $15,406        $12,814            $20,504
Jun-97           $15,820        $13,082            $21,422
Jul-97           $16,903        $13,921            $23,125
Aug-97           $16,211        $13,491            $21,830
Sep-97           $16,822        $13,891            $23,024
Oct-97           $16,849        $14,402            $22,255
Nov-97           $17,232        $14,628            $23,286
Dec-97           $17,569        $14,888            $23,686
Jan-98           $17,833        $15,200            $23,947
Feb-98           $18,624        $15,079            $25,673
Mar-98           $19,295        $15,109            $26,988
Apr-98           $19,458        $15,160            $27,263
May-98           $19,354        $15,480            $26,794
Jun-98           $20,075        $15,888            $27,882
Jul-98           $19,881        $15,798            $27,586
Aug-98           $17,985        $16,570            $23,600
Sep-98           $18,996        $17,181            $25,113
Oct-98           $20,090        $16,888            $27,155
Nov-98           $21,065        $17,044            $28,800
Dec-98           $22,008        $17,005            $30,459
Jan-99           $22,760        $17,166            $31,732
Feb-99           $21,942        $16,249            $30,745
Mar-99           $22,567        $16,177            $31,975
Apr-99           $23,208        $16,190            $33,213
May-99           $22,715        $15,933            $32,429
Jun-99           $23,349        $15,738            $34,229
Jul-99           $22,838        $15,648            $33,160
Aug-99           $22,723        $15,575            $32,996
Sep-99           $22,394        $15,688            $32,092
Oct-99           $23,190        $15,689            $34,123
Nov-99           $23,389        $15,570            $34,816
Dec-99           $24,060        $15,294            $36,866
Jan-00           $23,560        $15,561            $35,016
Feb-00           $23,726        $16,113            $34,354
Mar-00           $25,436        $16,716            $37,714
Apr-00           $24,882        $16,550            $36,578
May-00           $24,463        $16,467            $35,829
Jun-00           $25,031        $16,825            $36,714
Jul-00           $24,930        $17,157            $36,141
Aug-00           $26,088        $17,576            $38,385
Sep-00           $25,067        $17,276            $36,358
Oct-00           $25,137        $17,564            $36,206
Nov-00           $24,069        $18,160            $33,353
Dec-00           $24,305        $18,584            $33,516
Jan-01           $24,921        $18,583            $34,706
Feb-01           $23,285        $18,910            $31,544
Mar-01           $22,156        $18,758            $29,547
Apr-01           $23,216        $18,169            $31,840
May-01           $23,375        $18,200            $32,054
Jun-01           $23,040        $18,388            $31,275
Jul-01           $23,146        $19,114            $30,968
Aug-01           $22,339        $19,573            $29,033
Sep-01           $21,227        $19,618            $26,690
Oct-01           $21,867        $20,785            $27,200
Nov-01           $22,618        $19,683            $29,286
Dec-01           $22,614        $19,258            $29,544
Jan-02           $22,449        $19,528            $29,112
Feb-02           $22,192        $19,743            $28,550
Mar-02           $22,472        $18,831            $29,624
Apr-02           $21,881        $19,603            $27,829
May-02           $21,789        $19,605            $27,625
Jun-02           $21,051        $19,952            $25,659
Jul-02           $19,965        $20,584            $23,660
Aug-02           $20,190        $21,659            $23,814
Sep-02           $18,477        $22,618            $21,227
Oct-02           $19,702        $21,774            $23,093
Nov-02           $20,643        $21,598            $24,451
Dec-02           $19,709        $22,533            $23,016
Jan-03           $19,273        $22,463            $22,415
Feb-03           $19,065        $23,173            $22,079
Mar-03           $19,186        $22,786            $22,291
Apr-03           $20,517        $23,078            $24,128
May-03           $21,544        $24,557            $25,397
Jun-03           $21,698        $24,054            $25,722
Jul-03           $21,641        $21,576            $26,175
Aug-03           $22,042        $22,047            $26,685
Sep-03           $21,987        $23,257            $26,402
Oct-03           $22,888        $22,538            $27,894
Nov-03           $23,060        $22,669            $28,139
Dec-03           $24,063        $22,939            $29,614

-------------------------------------------------------------------------------

2 The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
3 The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.
4  Portfolio holdings and characteristics are subject to change.
5 The Ten Largest Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
6 The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S. Treasury bond futures.
7 The chart compares the performance of the Wells Fargo Variable Trust Asset Allocation Fund for the life of the Fund with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------

EQUITY INCOME FUND
INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.
ADVISER
   Wells Fargo Funds Management, LLC
SUB-ADVISER
   Wells Capital Management Incorporated
FUND MANAGERS
   David L. Roberts, CFA
   Gary J. Dunn, CFA
INCEPTION DATE
   05/06/96

PERFORMANCE HIGHLIGHTS
-------------------------------------------------------------------------------
     The Fund returned 26.21% 1 for the twelve-month period ended December 31, 2003, underperforming both the S&P 500 Index 2, which returned 28.67%, and the Russell 1000 Value Index 3, which returned 30.03%. The Fund distributed $0.21 per share in dividend income and $0.34 in capital gains during the period.
     The stock market (as measured by the S&P 500 Index) produced its first full year positive return since 1999, and every individual sector of the S&P 500 Index had a positive return for the first time since 1997. Sectors that contributed to the Fund's performance included consumer discretionary, industrials, utilities and financials. The value of Fund holding Sears Roebuck nearly doubled in 2003, after the sale of its credit operations to Citicorp, and as the retailing industry experienced improvement overall. Fund holding McDonalds gained more than 50%, as management refocused on company fundamentals, resulting in a significant improvement in sales. Another Fund holding, industrial company Honeywell, also performed well as the market began to take notice of its proprietary technologies, including integrated avionic and process automation software.
     Sectors that did not keep up with the market's strong annual performance included telecommunications, health care, and consumer staples. However, the Fund's underweight position in the telecommunications sector helped lessen the negative impact of the sector's underperformance. Telecommunications companies continued to struggle with stiff competition, as evidenced by AT&T's announcement of increased job cuts. The Fund continued to focus on large cap, well established, dividend-paying stocks, which did not do as well as small and mid-cap stocks during the period, contributing to the Fund's underperformance relative to its benchmarks.
     Our focus on reducing risk and improving diversification continued during the year. The Fund's positions in Sears (after capturing virtually all of the 2003 gains), Schlumberger, Eastman Kodak, Wyeth and Texas Utilities were sold based on valuation and fundamentals. The Fund established new positions in Allstate, FLP Group, ConocoPhillips, Kimberly Clark, Nokia, Wachovia, Microsoft, BankAmerica, Citigroup, MetLife, Abbott Labs, Becton Dickinson, Air Products & Chemicals, Duke Energy and FirstEnergy.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     The Fund will continue to focus on large cap, well established, dividend-paying stocks with attractive relative valuations. We believe that large cap companies, especially dividend-paying companies, may move into a leadership position in 2004. To date, small and mid-cap stocks have led the way in this stock market recovery.

--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day. Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.
   The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Equity Income Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 1-800-222-8222. The Fund's Adviser has committed through April 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------------------------------------
                                                               1-Year       5-Year    Life of Fund
   WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND               26.21          1.25         7.65
----------------------------------------------------------------------------------------------------
   BENCHMARKS
     S&P 500 INDEX 2                                           28.67         (0.57)        8.85
----------------------------------------------------------------------------------------------------
     RUSSELL 1000 VALUE INDEX 3                                30.03          3.56        10.40


   FUND CHARACTERISTICS 5 (AS OF DECEMBER 31, 2003)
---------------------------------------------------------
   BETA *                                         0.78
---------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)   17.3
---------------------------------------------------------
   PRICE TO BOOK RATIO                             3.0
---------------------------------------------------------
   MEDIAN MARKET CAP ($B)                        $57.3
---------------------------------------------------------
   PORTFOLIO TURNOVER                              15%
---------------------------------------------------------
   NET ASSET VALUE (NAV)                        $14.93
---------------------------------------------------------
* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF DECEMBER 31, 2003)
---------------------------------------------------------------------------
   INTERNATIONAL BUSINESS
      MACHINES CORPORATION                        4.13%
---------------------------------------------------------------------------
   FORTUNE BRANDS INCORPORATED                4.05%
---------------------------------------------------------------------------
   US BANCORP                                 4.02%
---------------------------------------------------------------------------
   EXXON MOBIL CORPORATION                    3.41%
---------------------------------------------------------------------------
   PEPSICO INCORPORATED                       3.39%
---------------------------------------------------------------------------
   3M COMPANY                                 3.33%
---------------------------------------------------------------------------
   HEWLETT-PACKARD COMPANY                    3.25%
---------------------------------------------------------------------------
   EMERSON ELECTRIC COMPANY                   3.16%
---------------------------------------------------------------------------
   JP MORGAN CHASE & COMPANY                  3.02%
---------------------------------------------------------------------------
   PUBLIC SERVICE ENTERPRISE GROUP
      INCORPORATED                            2.94%
---------------------------------------------------------------------------


   SECTOR DISTRIBUTION 5  (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Consumer Discretionary              13%
Consumer Staples                    11%
Energy                              10%
Financials                          23%
Health Care                          7%
Industrials                         10%
Information Technology              10%
Materials                            5%
Telecommunications Services          3%
Utilities                            4%
Cash                                 4%



   GROWTH OF $10,000 INVESTMENT 6
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Wells Fargo
            Variable Trust                     Russell 1000
             Equity Income  S&P 500 Index      Value Index
May-96            $10,000      $10,000.00          $10,000.00
May-96            $10,000      $10,257.00          $10,125.00
Jun-96            $10,110      $10,295.98          $10,133.10
Jul-96             $9,710       $9,840.89           $9,750.07
Aug-96             $9,830      $10,048.54          $10,028.92
Sep-96            $10,250      $10,613.27          $10,427.07
Oct-96            $10,490      $10,906.19          $10,830.60
Nov-96            $11,170      $11,729.61          $11,615.81
Dec-96            $10,995      $11,497.36          $11,467.13
Jan-97            $11,540      $12,215.95          $12,023.29
Feb-97            $11,691      $12,311.23          $12,200.03
Mar-97            $11,348      $11,806.47          $11,760.83
Apr-97            $11,681      $12,510.14          $12,254.78
May-97            $12,215      $13,270.75          $12,939.83
Jun-97            $12,719      $13,865.28          $13,494.95
Jul-97            $13,535      $14,967.57          $14,511.11
Aug-97            $12,910      $14,129.39          $13,994.52
Sep-97            $13,525      $14,902.27          $14,839.79
Oct-97            $13,132      $14,404.53          $14,425.76
Nov-97            $13,716      $15,071.46          $15,063.38
Dec-97            $13,953      $15,330.69          $15,503.23
Jan-98            $13,994      $15,499.33          $15,284.63
Feb-98            $14,902      $16,616.83          $16,313.29
Mar-98            $15,647      $17,467.61          $17,311.66
Apr-98            $15,800      $17,645.78          $17,427.65
May-98            $15,585      $17,342.27          $17,169.72
Jun-98            $15,830      $18,046.37          $17,389.49
Jul-98            $15,381      $17,855.08          $17,081.70
Aug-98            $13,545      $15,275.02          $14,539.94
Sep-98            $14,290      $16,254.15          $15,374.53
Oct-98            $15,290      $17,575.61          $16,566.06
Nov-98            $15,993      $18,640.69          $17,338.04
Dec-98            $16,523      $19,714.40          $17,929.27
Jan-99            $16,472      $20,538.46          $18,072.70
Feb-99            $16,482      $19,899.71          $17,817.87
Mar-99            $17,091      $20,695.70          $18,186.70
Apr-99            $17,959      $21,496.62          $19,885.34
May-99            $17,917      $20,989.30          $19,666.60
Jun-99            $18,630      $22,154.21          $20,236.94
Jul-99            $18,145      $21,462.56          $19,643.99
Aug-99            $17,856      $21,356.32          $18,915.20
Sep-99            $17,195      $20,770.94          $18,255.06
Oct-99            $17,659      $22,085.74          $19,306.55
Nov-99            $17,814      $22,534.08          $19,155.96
Dec-99            $17,829      $23,861.34          $19,247.91
Jan-00            $16,911      $22,663.50          $18,620.43
Feb-00            $15,607      $22,235.16          $17,236.93
Mar-00            $17,163      $24,409.76          $19,339.84
Apr-00            $17,132      $23,675.02          $19,115.49
May-00            $17,435      $23,189.68          $19,316.21
Jun-00            $17,021      $23,762.47          $18,433.46
Jul-00            $16,706      $23,391.78          $18,663.87
Aug-00            $17,637      $24,844.40          $19,701.59
Sep-00            $17,459      $23,532.62          $19,882.84
Oct-00            $17,951      $23,433.78          $20,371.96
Nov-00            $17,341      $21,587.20          $19,616.16
Dec-00            $18,245      $21,692.98          $20,598.93
Jan-01            $18,202      $22,463.08          $20,677.20
Feb-01            $17,676      $20,416.69          $20,102.38
Mar-01            $16,696      $19,124.32          $19,392.76
Apr-01            $17,825      $20,608.36          $20,343.01
May-01            $18,158      $20,746.44          $20,800.73
Jun-01            $17,631      $20,242.30          $20,338.95
Jul-01            $17,459      $20,043.93          $20,296.24
Aug-01            $17,087      $18,791.18          $19,482.36
Sep-01            $16,000      $17,274.73          $18,110.80
Oct-01            $16,188      $17,604.68          $17,955.05
Nov-01            $17,065      $18,954.96          $18,998.24
Dec-01            $17,257      $19,121.76          $19,446.59
Jan-02            $17,002      $18,842.58          $19,296.86
Feb-02            $17,124      $18,478.92          $19,327.73
Mar-02            $17,712      $19,173.73          $20,241.93
Apr-02            $17,132      $18,011.80          $19,547.63
May-02            $17,121      $17,880.32          $19,645.37
Jun-02            $16,206      $16,607.24          $18,517.73
Jul-02            $14,729      $15,313.53          $16,795.58
Aug-02            $14,830      $15,413.07          $16,923.23
Sep-02            $12,868      $13,739.21          $15,041.36
Oct-02            $13,835      $14,946.89          $16,155.93
Nov-02            $14,702      $15,825.77          $17,173.75
Dec-02            $13,933      $14,896.79          $16,428.41
Jan-03            $13,571      $14,507.99          $16,030.84
Feb-03            $13,164      $14,290.37          $15,602.82
Mar-03            $13,201      $14,427.55          $15,629.34
Apr-03            $14,268      $15,616.39          $17,004.73
May-03            $15,086      $16,437.81          $18,103.23
Jun-03            $15,376      $16,648.21          $18,329.52
Jul-03            $15,652      $16,941.22          $18,602.63
Aug-03            $15,722      $17,271.57          $18,892.83
Sep-03            $15,633      $17,088.49          $18,707.68
Oct-03            $16,454      $18,053.99          $19,852.59
Nov-03            $16,630      $18,212.87          $20,122.59
Dec-03            $17,585      $19,167.22          $21,362.14

--------------------------------------------------------------------------------

   Performance shown for the Wells Fargo Variable Trust Equity Income Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
2 The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
3 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.
4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
5  Portfolio holdings and characteristics are subject to change.
6 The chart compares the performance of the Wells Fargo Variable Trust Equity Income Fund for the life of the Fund with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY VALUE FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Equity Value Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.
ADVISER
   Wells Fargo Funds Management, LLC
SUB-ADVISER
   Wells Capital Management Incorporated
FUND MANAGERS
   David L. Roberts, CFA
   Gary J. Dunn, CFA
INCEPTION DATE
   05/01/98

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund returned 25.57% 1 for the twelve-month period ended December 31, 2003, underperforming both the S&P 500 Index 2, which returned 28.67%, and the Russell 1000 Value Index 3, which returned 30.03%. The Fund distributed $0.12 per share in dividend income and no capital gains during the period.
     The stock market (as measured by the S&P 500 Index) produced its first full year positive return since 1999, and every individual sector of the S&P 500 Index had a positive return for the first time since 1997. Sectors that contributed to the Fund's performance included consumer discretionary, industrials, utilities and financials. The value of Fund holding Sears Roebuck nearly doubled in 2003, after the sale of its credit operations to Citicorp, and as the retailing industry experienced improvement overall. Fund holding McDonalds gained more than 50%, as management refocused on company fundamentals, resulting in a significant improvement in sales. Another Fund holding, industrial company Honeywell, also performed well as the market began to take notice of its proprietary technologies, including integrated avionic and process automation software.
     Sectors that did not keep up with the market's strong annual performance included telecommunications, health care, and consumer staples. However, the Fund's underweight position in the telecommunications sector helped lessen the negative impact of the sector's underperformance. Telecommunications companies continued to struggle with stiff competition, as evidenced by AT&T's announcement of increased job cuts. The Fund continued to focus on large cap, well established, dividend-paying stocks, which did not do as well as small and mid-cap stocks during the period, contributing to the Fund's underperformance relative to its benchmarks.
     Our focus on reducing risk and improving diversification continued during the year. The Fund's positions in Sears (after capturing virtually all of the 2003 gains), Schlumberger, Eastman Kodak, Wyeth and Texas Utilities were sold based on valuation and fundamentals. The Fund established new positions in Allstate, FLP Group, ConocoPhillips, Kimberly Clark, Nokia, Wachovia, Microsoft, BankAmerica, Citigroup, MetLife, Abbott Labs, Becton Dickinson, Air Products & Chemicals, Duke Energy and FirstEnergy.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     The Fund will continue to focus on large cap, well established, dividend-paying stocks with attractive relative valuations. We believe that large cap companies, especially dividend-paying companies, may move into a leadership position in 2004. To date, small and mid-cap stocks have led the way in this stock market recovery.

--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day. Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.
   The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Equity Value Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 1-800-222-8222. The Fund's Adviser has committed through April 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------------------------------------------
                                                                      1-Year       5-Year    Life of Fund
   WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND                       25.57        (1.64)      (2.11)
----------------------------------------------------------------------------------------------------------
   BENCHMARKS
     S&P 500 INDEX 2                                                  28.67        (0.57)       1.47
----------------------------------------------------------------------------------------------------------
     RUSSELL 1000 VALUE INDEX 3                                       30.03         3.56        3.65


   FUND CHARACTERISTICS 5 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------
   BETA *                                         0.84
--------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)  17.40
--------------------------------------------------------
   PRICE TO BOOK RATIO                            3.00
--------------------------------------------------------
   MEDIAN MARKET CAP ($B)                       $57.30
--------------------------------------------------------
   PORTFOLIO TURNOVER                              20%
--------------------------------------------------------
   NET ASSET VALUE (NAV)                         $8.34
--------------------------------------------------------
*A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS 4,5 (AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------
   FORTUNE BRANDS INCORPORATED                                 4.24%
----------------------------------------------------------------------
   3M COMPANY                                                  3.67%
----------------------------------------------------------------------
   EXXON MOBIL CORPORATION                                     3.56%
----------------------------------------------------------------------
   HEWLETT-PACKARD COMPANY                                     3.54%
----------------------------------------------------------------------
   PEPSICO INCORPORATED                                        3.53%
----------------------------------------------------------------------
   INTERNATIONAL BUSINESS MACHINES CORPORATION                 3.40%
----------------------------------------------------------------------
   US BANCORP                                                  3.35%
----------------------------------------------------------------------
   EMERSON ELECTRIC COMPANY                                    3.30%
----------------------------------------------------------------------
   JP MORGAN CHASE & COMPANY                                   3.14%
----------------------------------------------------------------------
   SARA LEE CORPORATION                                        2.99%
----------------------------------------------------------------------


   SECTOR DISTRIBUTION 5  (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Consumer Discretionary              13%
Consumer Staples                    12%
Energy                              10%
Financials                          22%
Health Care                          8%
Industrials                         11%
Information Technology               9%
Materials                            5%
Telecommunications Services          3%
Utilities                            4%
Cash                                 3%



   GROWTH OF $10,000 INVESTMENT 6
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

            Wells Fargo
           Variable Trust    Russell 1000
            Equity Value     Value Index       S&P 500 Index
Apr-98         $10,000         $10,000            $10,000
May-98          $9,680          $9,852             $9,828
Jun-98          $9,739          $9,978            $10,227
Jul-98          $9,268          $9,801            $10,119
Aug-98          $8,156          $8,343             $8,656
Sep-98          $8,626          $8,822             $9,211
Oct-98          $9,199          $9,506             $9,960
Nov-98          $9,460          $9,949            $10,564
Dec-98          $9,624         $10,288            $11,172
Jan-99          $9,403         $10,370            $11,639
Feb-99          $9,161         $10,224            $11,277
Mar-99          $9,380         $10,436            $11,728
Apr-99         $10,188         $11,410            $12,182
May-99         $10,087         $11,285            $11,895
Jun-99         $10,399         $11,612            $12,555
Jul-99         $10,024         $11,272            $12,163
Aug-99          $9,477         $10,854            $12,103
Sep-99          $8,981         $10,475            $11,771
Oct-99          $9,285         $11,078            $12,516
Nov-99          $9,255         $10,992            $12,770
Dec-99          $9,386         $11,044            $13,522
Jan-00          $9,142         $10,684            $12,844
Feb-00          $8,715          $9,891            $12,601
Mar-00          $9,498         $11,097            $13,833
Apr-00          $9,284         $10,968            $13,417
May-00          $9,416         $11,084            $13,142
Jun-00          $9,157         $10,577            $13,466
Jul-00          $9,311         $10,709            $13,256
Aug-00          $9,974         $11,305            $14,080
Sep-00          $9,813         $11,409            $13,336
Oct-00         $10,048         $11,689            $13,280
Nov-00          $9,527         $11,256            $12,234
Dec-00          $9,929         $11,820            $12,294
Jan-01         $10,103         $11,865            $12,730
Feb-01          $9,806         $11,535            $11,570
Mar-01          $9,420         $11,128            $10,838
Apr-01          $9,953         $11,673            $11,679
May-01         $10,107         $11,935            $11,757
Jun-01          $9,824         $11,671            $11,471
Jul-01          $9,783         $11,646            $11,359
Aug-01          $9,249         $11,179            $10,649
Sep-01          $8,553         $10,392             $9,790
Oct-01          $8,738         $10,303             $9,977
Nov-01          $9,222         $10,901            $10,742
Dec-01          $9,295         $11,158            $10,836
Jan-02          $8,821         $11,073            $10,678
Feb-02          $8,769         $11,090            $10,472
Mar-02          $9,341         $11,615            $10,866
Apr-02          $8,794         $11,216            $10,207
May-02          $8,711         $11,273            $10,133
Jun-02          $8,157         $10,625             $9,411
Jul-02          $7,392          $9,637             $8,678
Aug-02          $7,423          $9,711             $8,735
Sep-02          $6,436          $8,631             $7,786
Oct-02          $6,977          $9,270             $8,471
Nov-02          $7,424          $9,854             $8,969
Dec-02          $7,056          $9,427             $8,442
Jan-03          $6,857          $9,199             $8,222
Feb-03          $6,658          $8,953             $8,098
Mar-03          $6,673          $8,968             $8,176
Apr-03          $7,197          $9,757             $8,850
May-03          $7,606         $10,388             $9,315
Jun-03          $7,745         $10,517             $9,435
Jul-03          $7,872         $10,674             $9,601
Aug-03          $7,903         $10,841             $9,788
Sep-03          $7,858         $10,734             $9,684
Oct-03          $8,292         $11,391            $10,231
Nov-03          $8,376         $11,546            $10,321
Dec-03          $8,859         $12,258            $10,862


--------------------------------------------------------------------------------
   Performance shown for the Wells Fargo Variable Trust Equity Value Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
2 The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
3 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.
4 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
5  Portfolio holdings and characteristics are subject to change.
6 The chart compares the performance of the Wells Fargo Variable Trust Equity Value Fund for the life of the Fund with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Growth Fund (the Fund) seeks long-term capital appreciation.
ADVISER
   Wells Fargo Funds Management, LLC
SUB-ADVISER
   Wells Capital Management Incorporated
FUND MANAGERS
   Deborah J. Meacock, CFA
   Stephen M. Kensinger, CFA
INCEPTION DATE
   04/12/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund returned 23.59% 1 for the twelve-month period ended December 31, 2003, underperforming its benchmark, the S&P 500 Index 2 (the Index), which returned 28.67%. The Fund distributed no dividend income and no capital gains during the period.
     The Fund's underperformance during the period relative to its benchmark resulted primarily from the second quarter. The stock market rally that began in March was led by companies with low sales growth, weak earnings and high levels of debt. The low interest rate environment and early signs of economic recovery helped the performance of lower-quality companies that may have struggled in more difficult times. Speculative money flooded into these cheaper and often smaller capitalization stocks, while companies with better fundamentals lagged behind. During this period, the Fund's holdings of relatively higher-quality companies generally underperformed their more speculative counterparts, contributing to the Fund's underperformance relative to the Index. Throughout the second half of the year, however, the Fund's performance relative to its benchmark improved.
     The two best contributors to Fund performance over the period were both technology stocks: Cisco Systems and Intel. The improved economic environment and cheap capital combined to raise investors' expectations for an increase in technology spending. Both companies cut costs during the technology downturn, allowing the modest improvement in sales to leverage greater profit growth.
     In anticipation of an economic recovery in the second half of the period, we added to the Fund's holdings in technology, biotechnology, consumer electronics, orthopedics, and industrials. Because of the continued weakness of the dollar, we also added exposure to multi-national companies later in the year.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     We believe that the market leaders early in 2004 may be strong global industrial, technology and innovative health care companies. Unlike stock performance in 2003, we believe the market may return to higher quality, larger capitalization stocks with strong earnings growth. We will continue to seek to position the Fund to benefit from this trend. We also will monitor potential increases in inflation and subsequent interest rate increases from the Federal Reserve Board. A rising interest rate environment could favor high-quality, stable companies.

--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day. Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.
   The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Growth Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 1-800-222-8222. The Fund's Adviser has committed through April 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
   Performance shown for the Wells Fargo Variable Trust Growth Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------------------------------------------
                                                                      1-Year       5-Year    Life of Fund
   WELLS FARGO VARIABLE TRUST GROWTH FUND                             23.59        (5.08)       6.96
----------------------------------------------------------------------------------------------------------
   BENCHMARK
     S&P 500 INDEX 2                                                  28.67        (0.57)      11.80
----------------------------------------------------------------------------------------------------------


   FUND CHARACTERISTICS 4 (AS OF DECEMBER 31, 2003)
-------------------------------------------------------
   BETA *                                         0.92
-------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)   31.8
-------------------------------------------------------
   PRICE TO BOOK RATIO                             4.9
-------------------------------------------------------
   MEDIAN MARKET CAP ($B)                        $32.5
-------------------------------------------------------
   PORTFOLIO TURNOVER                              58%
-------------------------------------------------------
   NET ASSET VALUE (NAV)                        $12.89
-------------------------------------------------------
*A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF DECEMBER 31, 2003)
------------------------------------------------------------
   INTEL CORPORATION                          3.92%
------------------------------------------------------------
   GENERAL ELECTRIC COMPANY                   3.23%
------------------------------------------------------------
   PFIZER INCORPORATED                        3.10%
------------------------------------------------------------
   CISCO SYSTEMS INCORPORATED                 3.07%
------------------------------------------------------------
   MEDTRONIC INCORPORATED                     2.86%
------------------------------------------------------------
   WAL-MART STORES INCORPORATED               2.63%
------------------------------------------------------------
   AMGEN INCORPORATED                         2.62%
------------------------------------------------------------
   DELL INCORPORATED                          2.58%
------------------------------------------------------------
   WALGREEN COMPANY                           2.58%
------------------------------------------------------------
   GOLDMAN SACHS GROUP INCORPORATED           2.52%
------------------------------------------------------------


   SECTOR DISTRIBUTION 4  (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

 [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Consumer Discretionary  14%
Consumer Staples        12%
Energy                   3%
Financials               9%
Health Care             25%
Industrials              8%
Information Technology  26%
Materials                2%
Cash                     1%

   GROWTH OF $10,000 INVESTMENT 5
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

              Wells Fargo
            Variable Trust
                 Growth    S & P 500 Index
Apr-94            $10,000        $10,000
Apr-94            $10,100        $10,075
May-94            $10,110        $10,239
Jun-94             $9,888         $9,988
Jul-94            $10,189        $10,316
Aug-94            $10,511        $10,739
Sep-94            $10,422        $10,477
Oct-94            $10,502        $10,712
Nov-94            $10,260        $10,322
Dec-94            $10,447        $10,475
Jan-95            $10,508        $10,746
Feb-95            $10,994        $11,165
Mar-95            $11,237        $11,494
Apr-95            $11,390        $11,832
May-95            $11,930        $12,304
Jun-95            $12,209        $12,590
Jul-95            $12,589        $13,007
Aug-95            $12,794        $13,039
Sep-95            $13,223        $13,589
Oct-95            $12,801        $13,541
Nov-95            $13,325        $14,135
Dec-95            $13,497        $14,407
Jan-96            $13,748        $14,897
Feb-96            $14,260        $15,035
Mar-96            $14,297        $15,180
Apr-96            $14,769        $15,403
May-96            $15,136        $15,799
Jun-96            $14,876        $15,859
Jul-96            $14,108        $15,158
Aug-96            $14,518        $15,478
Sep-96            $15,247        $16,347
Oct-96            $15,659        $16,799
Nov-96            $16,662        $18,067
Dec-96            $16,525        $17,709
Jan-97            $17,473        $18,816
Feb-97            $16,966        $18,963
Mar-97            $16,376        $18,185
Apr-97            $17,036        $19,269
May-97            $18,117        $20,441
Jun-97            $18,506        $21,356
Jul-97            $20,013        $23,054
Aug-97            $18,853        $21,763
Sep-97            $19,606        $22,954
Oct-97            $18,986        $22,187
Nov-97            $19,280        $23,214
Dec-97            $19,389        $23,614
Jan-98            $19,747        $23,873
Feb-98            $20,810        $25,595
Mar-98            $21,809        $26,905
Apr-98            $21,959        $27,179
May-98            $21,624        $26,712
Jun-98            $22,674        $27,797
Jul-98            $22,558        $27,502
Aug-98            $19,418        $23,528
Sep-98            $20,316        $25,036
Oct-98            $21,964        $27,071
Nov-98            $23,437        $28,712
Dec-98            $24,975        $30,366
Jan-99            $25,935        $31,635
Feb-99            $25,063        $30,651
Mar-99            $26,256        $31,877
Apr-99            $27,054        $33,111
May-99            $26,218        $32,329
Jun-99            $27,684        $34,124
Jul-99            $26,886        $33,058
Aug-99            $26,924        $32,895
Sep-99            $26,202        $31,993
Oct-99            $27,737        $34,018
Nov-99            $28,348        $34,709
Dec-99            $30,074        $36,753
Jan-00            $28,738        $34,908
Feb-00            $28,352        $34,248
Mar-00            $30,885        $37,598
Apr-00            $29,762        $36,466
May-00            $28,963        $35,719
Jun-00            $30,024        $36,601
Jul-00            $29,699        $36,030
Aug-00            $31,561        $38,267
Sep-00            $29,747        $36,247
Oct-00            $28,902        $36,095
Nov-00            $25,821        $33,250
Dec-00            $25,985        $33,413
Jan-01            $26,326        $34,599
Feb-01            $23,817        $31,447
Mar-01            $21,881        $29,457
Apr-01            $23,653        $31,743
May-01            $23,735        $31,955
Jun-01            $22,890        $31,179
Jul-01            $22,277        $30,873
Aug-01            $20,472        $28,944
Sep-01            $18,996        $26,608
Oct-01            $19,622        $27,116
Nov-01            $20,919        $29,196
Dec-01            $20,994        $29,453
Jan-02            $20,338        $29,023
Feb-02            $19,682        $28,463
Mar-02            $20,383        $29,533
Apr-02            $19,637        $27,743
May-02            $19,503        $27,541
Jun-02            $18,420        $25,580
Jul-02            $16,331        $23,587
Aug-02            $16,360        $23,740
Sep-02            $15,390        $21,162
Oct-02            $16,271        $23,022
Nov-02            $16,450        $24,376
Dec-02            $15,569        $22,945
Jan-03            $15,301        $22,346
Feb-03            $15,226        $22,011
Mar-03            $15,510        $22,223
Apr-03            $16,316        $24,054
May-03            $16,883        $25,319
Jun-03            $16,898        $25,643
Jul-03            $17,495        $26,094
Aug-03            $17,928        $26,603
Sep-03            $17,450        $26,321
Oct-03            $18,659        $27,808
Nov-03            $18,734        $28,053
Dec-03            $19,241        $29,523

--------------------------------------------------------------------------------
2 The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.
3 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
4  Portfolio holdings and characteristics are subject to change.
5 The chart compares the performance of the Wells Fargo Variable Trust Growth Fund for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses for the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long-term, by investing in securities of non-U.S. companies.
ADVISER
   Wells Fargo Funds Management, LLC
SUB-ADVISER
   Wells Capital Management Incorporated
FUND MANAGERS
   Josephine Jimenez, CFA
   Sabrina Yih, CFA
INCEPTION DATE
   07/03/00
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund returned 31.46% 1 for the twelve-month period ended December 31, 2003, underperforming its benchmark, the Morgan Stanley Capital International/Europe, Australasia and Far East (MSCI/EAFE) Index 2, which returned 38.59%. The Fund distributed $0.02 per share in dividend income and no capital gains during the period.
     International markets posted gains in 2003, responding to falling interest rates, increasing signs of economic recovery, a weakening U.S. dollar and renewed investor interest. More speculative, lower-quality stocks drove the initial rally in the markets. In this environment, the Fund's holdings in high-quality stocks participated in the rally but to a lesser extent, causing the Fund to underperform as compared to its benchmark. However, during the second half of the period, a slight overweight exposure to Japan, especially to Japanese financial companies, contributed to the Fund's performance as the market continued to rally due to increased expectations of economic recovery.
     Following the end of the combat phase of the war in Iraq, we increased our positions in stocks seeking to benefit from an economic recovery in Europe and Japan. We added to our natural resource stock positions in the first half of the year, as commodity prices increased due to strong demand from China and forecasts of a tight commodity supply for 2004. During the third quarter, we increased our weighting in Japan from underweight to a slight overweight position, following company visits that revealed economic growth trends and fundamental improvement in the banking sector. In general, defensive names were replaced with holdings that appeared to be better positioned towards economic recovery. In the fourth quarter, the majority of new purchases were in European stocks in the luxury goods, industrials and retailing areas.
STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     We will remain positioned for global growth, which we expect to be driven by further demand from China, as well as from economic recovery in the U.S., Japan and Europe. Based on these expectations, our focus will be on companies with the potential to benefit from the recovery of consumer spending, a rising interest rate environment, higher capital expenditure spending and exports to high-growth economies.

--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day. Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.
   The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust International Equity Fund.
   Investing in foreign securities presents certain risks that may not be present in domestic securities. For example, investments in foreign and emerging markets present special risks including currency fluctuation, the potential for diplomatic and political instability, regulatory and liquidity risks, foreign taxation and differences in auditing and other financial standards.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 1-800-222-8222. The Fund's Adviser has committed through April 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------------------
                                                                     1-Year    Life of Fund
   WELLS FARGO VARIABLE TRUST INTERNATIONAL EQUITY FUND               31.46        (7.47)
--------------------------------------------------------------------------------------------
   BENCHMARK
     MSCI/EAFE INDEX 2                                                38.59        (5.55)
--------------------------------------------------------------------------------------------


   FUND CHARACTERISTICS 4 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)   21.3
--------------------------------------------------------
   PRICE TO BOOK RATIO                            2.36
--------------------------------------------------------
   MEDIAN MARKET CAP ($B)                       $19.77
--------------------------------------------------------
   PORTFOLIO TURNOVER                              90%
--------------------------------------------------------
   NET ASSET VALUE (NAV)                         $7.56
--------------------------------------------------------

   TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF DECEMBER 31, 2003)
------------------------------------------------------------
   UFJ HOLDINGS INCORPORATED                  3.25%
------------------------------------------------------------
   TOTAL SA ADR                               3.21%
------------------------------------------------------------
   HSBC HOLDINGS PLC                          2.74%
------------------------------------------------------------
   VODAFONE GROUP PLC ADR                     2.55%
------------------------------------------------------------
   NOMURA HOLDINGS INCORPORATED               2.46%
------------------------------------------------------------
   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS
      NV NY SHARES                            2.32%
------------------------------------------------------------
   NOVARTIS AG ADR                            2.07%
------------------------------------------------------------
   GLAXOSMITHKLINE PLC ADR                    1.85%
------------------------------------------------------------
   NISSAN MOTOR COMPANY LIMITED               1.83%
------------------------------------------------------------
   NESTLE SA ADR                              1.77%
------------------------------------------------------------


   PORTFOLIO COMPOSITION 4  (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

 [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Continental Europe                            44%
United Kingdom                                20%
Japan                                         23%
Southeast Asia                                 1%
Australia/New Zealand                          4%
United States                                  4%
Canada                                         2%
Emerging Markets                               2%


   GROWTH OF $10,000 INVESTMENT 5
--------------------------------------------------------------------------------

 [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

              Wells Fargo
             International       MSCI
                Equity        EAFE INDEX
7/3/00         $10,000         $10,000
7/31/00         $9,670          $9,581
8/31/00         $9,870          $9,664
9/30/00         $9,280          $9,194
10/31/00        $9,150          $8,977
11/30/00        $8,650          $8,640
12/31/00        $8,967          $8,947
1/31/01         $9,187          $8,942
2/28/01         $8,465          $8,272
3/31/01         $7,914          $7,720
4/30/01         $8,315          $8,256
5/31/01         $8,255          $7,965
6/30/01         $8,024          $7,639
7/31/01         $7,813          $7,500
8/31/01         $7,594          $7,310
9/30/01         $6,882          $6,570
10/31/01        $7,113          $6,738
11/30/01        $7,374          $6,987
12/31/01        $7,524          $7,028
1/31/02         $7,193          $6,655
2/28/02         $7,083          $6,701
3/31/02         $7,424          $7,064
4/30/02         $7,424          $7,111
5/31/02         $7,313          $7,201
6/30/02         $6,996          $6,914
7/31/02         $6,282          $6,232
8/31/02         $6,232          $6,217
9/30/02         $5,508          $5,550
10/31/02        $5,770          $5,848
11/30/02        $6,071          $6,113
12/31/02        $5,800          $5,908
1/31/03         $5,538          $5,661
2/28/03         $5,398          $5,531
3/31/03         $5,297          $5,423
4/30/03         $5,770          $5,954
5/31/03         $6,111          $6,315
6/30/03         $6,192          $6,468
7/31/03         $6,273          $6,624
8/31/03         $6,444          $6,783
9/30/03         $6,585          $6,992
10/31/03        $6,989          $7,428
11/30/03        $7,150          $7,593
12/31/03        $7,624          $8,186

--------------------------------------------------------------------------------
2 The Morgan Stanley Capital International/Europe, Australasia and Far East Index (MSCI/EAFE) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.
3 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
4  Portfolio holdings and characteristics are subject to change.
5 The chart compares the performance of the Wells Fargo Variable Trust International Equity Fund for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Large Company Growth Fund (the Fund) seeks long-term capital appreciation.
ADVISER
   Wells Fargo Funds Management, LLC
SUB-ADVISER
   Peregrine Capital Management Inc.
FUND MANAGERS
   John S. Dale, CFA
   Gary E. Nussbaum, CFA
INCEPTION DATE
   09/20/99
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund returned 26.28% 1 for the twelve-month period ended December 31, 2003, underperforming the S&P 500 Index 2, which returned 28.67%. The Fund distributed no dividend income and no capital gains during the period.
     During the period, those investors willing and able to accept greater risk were generally rewarded with greater returns, as stocks outperformed bonds, high yield bonds outperformed U.S. Treasuries and small cap stocks outperformed large cap stocks. As economic conditions improved, large-cap value stocks actually inched ahead of large-cap growth stocks for the year. In the context of the huge drop in corporate earnings during the previous three years, the dramatic 2003 earnings rebound for many U.S. companies helped propel economically sensitive, value-oriented stocks.
     The Fund's more volatile and economically sensitive holdings performed the best, while the Fund's less volatile, less economically sensitive holdings performed the worst. The Fund's portfolio leaders, such as Intel, eBay, Veritas, Cisco Systems, Goldman Sachs, Fastenal, and Paychex, all benefited substantially from potential economic improvement and improving market conditions. Veritas, Intel, and eBay, in particular, each gained more than 80% for the year. On the other hand, major Fund holdings such as Medtronic, Microsoft, Wal-Mart, American International Group, and Cardinal Health were up negligibly for the year, as investors largely ignored them despite their high quality earnings growth and attractive relative valuations.
STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     We enter 2004 again witnessing many of the most attractive relative valuations we have seen in years. The most attractively valued stocks in the marketplace, including high quality names such as AIG and Microsoft, are selling at or below market Price/Earnings multiples despite earnings and cash flow potential at least twice that of the average U.S. company. We believe that the majority of the Fund's holdings may perform well in 2004.


--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day. Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.
   The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Large Company Growth Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 1-800-222-8222. The Fund's Adviser has committed through April 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
2 The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
---------------------------------------------------------------------------------------------
                                                                      1-Year    Life of Fund
   WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND               26.28        (3.45)
---------------------------------------------------------------------------------------------
   BENCHMARK
     S&P 500 INDEX 2                                                  28.67        (1.88)
---------------------------------------------------------------------------------------------


   FUND CHARACTERISTICS 4 (AS OF DECEMBER 31, 2003)
------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)    26
------------------------------------------------------
   PRICE TO BOOK RATIO                            4.6
------------------------------------------------------
   MEDIAN MARKET CAP ($B)                       $28.0
------------------------------------------------------
   PORTFOLIO TURNOVER                             10%
------------------------------------------------------
   NET ASSET VALUE (NAV)                        $8.60
------------------------------------------------------

   TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------
   INTEL CORPORATION                                         6.73%
--------------------------------------------------------------------
   EBAY INCORPORATED                                         6.20%
--------------------------------------------------------------------
   GOLDMAN SACHS GROUP INCORPORATED                          6.09%
--------------------------------------------------------------------
   MICROSOFT CORPORATION                                     6.04%
--------------------------------------------------------------------
   MEDTRONIC INCORPORATED                                    5.96%
--------------------------------------------------------------------
   CISCO SYSTEMS INCORPORATED                                5.23%
--------------------------------------------------------------------
   FIRST DATA CORPORATION                                    5.01%
--------------------------------------------------------------------
   AMERICAN INTERNATIONAL GROUP INCORPORATED                 4.83%
--------------------------------------------------------------------
   PFIZER INCORPORATED                                       4.63%
--------------------------------------------------------------------
   AMGEN INCORPORATED                                        4.09%
--------------------------------------------------------------------


   SECTOR DISTRIBUTION 4  (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Consumer Discretionary  17%
Consumer Staples         2%
Financials              16%
Health Care             17%
Industrials             19%
Information Technology  27%
Cash                     2%



   GROWTH OF $10,000 INVESTMENT 5
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Wells Fargo
           Variable Trust
            Large Company
               Growth       S&P 500 Index
Sep-99         $10,000         $10,000
Sep-99          $9,590          $9,605
Oct-99         $10,420         $10,213
Nov-99         $10,830         $10,420
Dec-99         $12,030         $11,034
Jan-00         $11,800         $10,480
Feb-00         $12,000         $10,282
Mar-00         $13,430         $11,288
Apr-00         $13,020         $10,948
May-00         $12,200         $10,723
Jun-00         $13,130         $10,988
Jul-00         $13,230         $10,817
Aug-00         $14,000         $11,489
Sep-00         $13,150         $10,882
Oct-00         $13,130         $10,836
Nov-00         $12,080          $9,982
Dec-00         $11,960         $10,031
Jan-01         $12,150         $10,387
Feb-01         $10,320          $9,441
Mar-01          $9,260          $8,844
Apr-01         $10,240          $9,530
May-01         $10,150          $9,594
Jun-01          $9,880          $9,361
Jul-01          $9,700          $9,269
Aug-01          $8,843          $8,690
Sep-01          $8,003          $7,988
Oct-01          $8,373          $8,141
Nov-01          $9,353          $8,765
Dec-01          $9,463          $8,842
Jan-02          $9,403          $8,713
Feb-02          $8,783          $8,545
Mar-02          $9,193          $8,866
Apr-02          $8,483          $8,329
May-02          $8,223          $8,268
Jun-02          $7,673          $7,680
Jul-02          $6,932          $7,081
Aug-02          $7,012          $7,127
Sep-02          $6,242          $6,353
Oct-02          $6,962          $6,912
Nov-02          $7,422          $7,318
Dec-02          $6,812          $6,889
Jan-03          $6,572          $6,709
Feb-03          $6,532          $6,608
Mar-03          $6,622          $6,672
Apr-03          $7,192          $7,221
May-03          $7,523          $7,601
Jun-03          $7,613          $7,699
Jul-03          $7,993          $7,834
Aug-03          $8,123          $7,987
Sep-03          $7,923          $7,902
Oct-03          $8,383          $8,349
Nov-03          $8,353          $8,422
Dec-03          $8,603          $8,863


--------------------------------------------------------------------------------
3 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
4  Portfolio holdings and characteristics are subject to change.
5 The chart compares the performance of the Wells Fargo Variable Trust Large Company Growth Fund for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.
ADVISER
   Wells Fargo Funds Management, LLC
SUB-ADVISER
   Wells Capital Management Incorporated
FUND MANAGERS
   Dave Sylvester
   Laurie White
INCEPTION DATE
   05/19/94
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund returned 0.50% 1 for the twelve-month period ended December 31, 2003, outperforming the iMoneyNet First Tier Retail Money Fund Average 2 which returned 0.49% over the same period. The Fund distributed $0.01 per share in dividend income and no capital gains during the period.
     Following three quarters of sporadic economic growth, the long-awaited economic recovery appeared to be on track by the fourth quarter. Evidence of this could be seen in better-than-expected earnings reports, surging retail sales and the re-emergence of job growth. Interest rates were volatile throughout the period, as markets reacted to comments from the Federal Reserve Board (the Fed) and changing views on the outlook for economic growth. In spite of the interim volatility, the one year London Interbank Offered Rate (LIBOR) stood at 1.45% at the end of the period, which was exactly where it was at the beginning of the period.
     The Fund's performance during the period benefited from several factors. First, we kept the average maturity of the Fund's holdings reined in until the short-term yield curve steepened in the second half of the period. Second, we began using extendible notes, which offer holders the option to extend the note's maturity, should the terms remain favorable. And third, we increased the Fund's exposure to floating rate securities, as relatively low-priced bonds became available at the same time expectations increased for higher short-term interest rates. However, the Fund remained broadly diversified, with no more than 3% of net assets invested in any one issuer. Credit quality actually improved, and we were able to avoid any bad credit or structure exposure in spite of the fragility of the credit environment.
STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     One of the biggest challenges facing money market funds in 2003 was the overall decline of invested assets. We believe that this may continue into 2004, as it could still be some time before the Fed actually starts to raise interest rates. We have structured the Fund's portfolio to allow for a more even distribution of maturities across the yield curve, a strategy that we believe may work well for the Fund in an environment of rising interest rates and declining assets.

--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day. Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.
   The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Money Market Fund.
   An investment in the Wells Fargo Variable Trust Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance is available by calling 1-800-222-8222. The Fund's Adviser has committed through April 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's 7-day current yield would have been 0.24%. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
-----------------------------------------------------------------------------------------------------------
                                                                      1-Year       5-Year    Life of Fund
   WELLS FARGO VARIABLE TRUST MONEY MARKETFUND                         0.50         3.12        3.97
-----------------------------------------------------------------------------------------------------------
   BENCHMARK
     IMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE 2                  0.49         3.33        4.84
-----------------------------------------------------------------------------------------------------------


   FUND YIELD SUMMARY (AS OF DECEMBER 31, 2003)
---------------------------------------------------
   7-DAY CURRENT YIELD                     0.39%
---------------------------------------------------
   7-DAY EFFECTIVE YIELD                   0.39%
---------------------------------------------------
   30-DAY SIMPLE YIELD                     0.39%
---------------------------------------------------
   30-DAY EFFECTIVE YIELD                  0.39%


   FUND CHARACTERISTICS 3 (AS OF DECEMBER 31, 2003)
---------------------------------------------------
   WEIGHTED AVERAGE MATURITY              51 days
---------------------------------------------------


   PORTFOLIO ALLOCATION 3  (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Corporate Bonds                      1%
Variable and Floating Rate Notes    22%
Federal Agencies                     1%
Commercial Paper                    48%
Certificates of Deposit              4%
Time Deposit                         2%
Repurchase Agreements               22%


   MATURITY DISTRIBUTION 3  (AS OF DECEMBER 31, 2003)
---------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

2-14 Days           28%
15-29 Days          19%
30-59 Days          23%
60-89 Days          12%
90-179 Days         16%
180 + Days           2%


--------------------------------------------------------------------------------
   Performance shown for the Wells Fargo Variable Trust Money Market Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
2 The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.
3  Portfolio holdings and characteristics are subject to change.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.
ADVISER
   Wells Fargo Funds Management, LLC
SUB-ADVISER
   Wells Capital Management Incorporated
FUND MANAGERS
   Jerome "Cam" Philpott, CFA
   Stuart Roberts
INCEPTION DATE
   05/01/95
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund returned 42.27% 1 for the twelve-month period ended December 31, 2003, underperforming its benchmark, the Russell 2000 Index 2, which returned 47.25%. The Fund distributed no dividend income and no capital gains during the period.
     Stocks generally delivered positive performance in 2003, a welcome relief from the previous three years. At the beginning of the period, investors were concerned about a pending war in Iraq, international terrorism, and economic weakness. As the international situation improved and domestic fundamentals proved better than expected, equity prices responded and rose sharply. Earnings were clearly better than anticipated, and valuations expanded as sentiment improved.
     Within the Fund's portfolio, positive performers included financial, technology, and telecommunications stocks. Knight Trading Group, an on-line broker, posted strong results driven by an increase in trading activity combined with market share gains in the institutional business. The Funds' technology holdings, including Integrated Devices, which designs and manufactures a broad array of semiconductors, also contributed to Fund performance. Nextel Partners, which offers Nextel service in small and mid-size markets, was another strong performer for the Fund.
     The Fund's weakest contributors were its holdings in transportation stocks, whose absolute returns lagged behind other holdings in the portfolio and the benchmark. Other disappointments included Hollywood Entertainment, a video rental company, and Leapfrog Entertainment, a leading manufacturer of educational toys, both of which were sold by the Fund following disappointing third quarter results.
STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     We are optimistic about 2004 because we believe that consensus expectations for stocks are somewhat muted given the combination of valuations and anticipated interest rate hikes. Although valuations are higher than they were, we believe that valuations are reasonable. We expect future stock performance to be a function of earnings strength rather than multiple expansion, and we continue to believe that the Fund's holdings may benefit the Fund's long-term performance.


--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day. Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.
   The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Small Cap Growth Fund.
   There are additional risks associated with investments in smaller and/or newer companies because their shares tend to be less liquid than securities of larger companies. Further, shares of small and new companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 1-800-222-8222. The Fund's Adviser has committed through April 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------------------------------------------
                                                                      1-Year       5-Year    Life of Fund
   WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND                   42.27        (3.07)       2.37
----------------------------------------------------------------------------------------------------------
   BENCHMARK
     RUSSELL 2000 INDEX 2                                             47.25         7.13       10.39
----------------------------------------------------------------------------------------------------------


   FUND CHARACTERISTICS 4 (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------
   BETA *                                                     1.40
--------------------------------------------------------------------
   PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)               30.3
--------------------------------------------------------------------
   PRICE TO BOOK RATIO                                         3.2
--------------------------------------------------------------------
   MEDIAN MARKET CAP ($B)                                     $1.2
--------------------------------------------------------------------
   PORTFOLIO TURNOVER                                         191%
--------------------------------------------------------------------
   NET ASSET VALUE (NAV)                                     $6.90
--------------------------------------------------------------------
*A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENT. THE BENCHMARK BETA IS
 1.00 BY DEFINITION.

   TEN LARGEST EQUITY HOLDINGS 3,4 (AS OF DECEMBER 31, 2003)
----------------------------------------------------------------
   MARVEL ENTERPRISES INCORPORATED                       3.09%
----------------------------------------------------------------
   ALLIANCE DATA SYSTEMS CORPORATION                     2.88%
----------------------------------------------------------------
   KROLL INCORPORATED                                    2.52%
----------------------------------------------------------------
   GTECH HOLDINGS CORPORATION                            2.10%
----------------------------------------------------------------
   PERKINELMER INCORPORATED                              2.09%
----------------------------------------------------------------
   MACROVISION CORPORATION                               2.07%
----------------------------------------------------------------
   RADIO ONE INCORPORATED                                2.06%
----------------------------------------------------------------
   UNITED ONLINE INCORPORATED                            1.78%
----------------------------------------------------------------
   MESA AIR GROUP INCORPORATED                           1.78%
----------------------------------------------------------------
   ANDRX CORPORATION                                     1.71%


   SECTOR DISTRIBUTION 4  (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

 [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Consumer Discretionary              19%
Energy                               2%
Financials                           7%
Health Care                         16%
Industrials                         15%
Information Technology              30%
Materials                            1%
Telecommunications Services          3%
Cash                                 7%


   GROWTH OF $10,000 INVESTMENT 5
--------------------------------------------------------------------------------

 [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Wells Fargo
           Variable Trust      Russell
          Small Cap Growth   2000 Index
Apr-95         $10,000         $10,000
May-95         $10,040         $10,172
Jun-95         $10,670         $10,700
Jul-95         $11,740         $11,316
Aug-95         $11,970         $11,550
Sep-95         $11,920         $11,757
Oct-95         $11,280         $11,232
Nov-95         $11,590         $11,703
Dec-95         $11,595         $12,012
Jan-96         $11,636         $11,999
Feb-96         $11,957         $12,374
Mar-96         $12,484         $12,626
Apr-96         $13,891         $13,301
May-96         $14,419         $13,826
Jun-96         $13,405         $13,257
Jul-96         $12,112         $12,100
Aug-96         $13,177         $12,803
Sep-96         $13,819         $13,304
Oct-96         $14,088         $13,099
Nov-96         $14,750         $13,638
Dec-96         $15,243         $13,996
Jan-97         $15,571         $14,276
Feb-97         $14,690         $13,930
Mar-97         $13,482         $13,273
Apr-97         $13,087         $13,310
May-97         $15,729         $14,791
Jun-97         $16,011         $15,426
Jul-97         $17,039         $16,143
Aug-97         $17,468         $16,513
Sep-97         $18,778         $17,721
Oct-97         $17,569         $16,943
Nov-97         $16,824         $16,833
Dec-97         $16,735         $17,128
Jan-98         $16,341         $16,857
Feb-98         $17,889         $18,103
Mar-98         $18,387         $18,849
Apr-98         $18,427         $18,953
May-98         $17,089         $17,931
Jun-98         $17,233         $17,969
Jul-98         $15,397         $16,513
Aug-98         $11,817         $13,306
Sep-98         $12,420         $14,348
Oct-98         $12,944         $14,934
Nov-98         $13,705         $15,716
Dec-98         $14,312         $16,689
Jan-99         $13,865         $16,911
Feb-99         $12,563         $15,541
Mar-99         $12,287         $15,784
Apr-99         $12,984         $17,198
May-99         $12,958         $17,449
Jun-99         $13,628         $18,238
Jul-99         $13,615         $17,738
Aug-99         $13,707         $17,082
Sep-99         $14,234         $17,085
Oct-99         $16,325         $17,155
Nov-99         $19,061         $18,179
Dec-99         $23,797         $20,237
Jan-00         $24,323         $19,911
Feb-00         $30,309         $23,199
Mar-00         $26,402         $21,670
Apr-00         $23,179         $20,365
May-00         $20,719         $19,178
Jun-00         $25,731         $20,850
Jul-00         $24,192         $20,179
Aug-00         $27,369         $21,719
Sep-00         $26,762         $21,080
Oct-00         $23,047         $20,140
Nov-00         $17,224         $18,072
Dec-00         $18,424         $19,624
Jan-01         $18,637         $20,646
Feb-01         $14,803         $19,292
Mar-01         $12,655         $18,348
Apr-01         $14,732         $19,783
May-01         $14,750         $20,270
Jun-01         $15,105         $20,969
Jul-01         $14,164         $19,835
Aug-01         $13,046         $19,194
Sep-01         $10,774         $16,611
Oct-01         $12,034         $17,582
Nov-01         $12,957         $18,943
Dec-01         $13,933         $20,112
Jan-02         $13,241         $19,903
Feb-02         $12,069         $19,358
Mar-02         $13,099         $20,914
Apr-02         $12,495         $21,104
May-02         $11,750         $20,167
Jun-02         $10,738         $19,167
Jul-02          $8,715         $16,273
Aug-02          $8,679         $16,232
Sep-02          $7,969         $15,067
Oct-02          $8,591         $15,550
Nov-02          $9,230         $16,937
Dec-02          $8,608         $15,994
Jan-03          $8,253         $15,551
Feb-03          $8,094         $15,081
Mar-03          $8,129         $15,276
Apr-03          $8,963         $16,724
May-03          $9,709         $18,518
Jun-03         $10,064         $18,854
Jul-03         $10,543         $20,034
Aug-03         $11,040         $20,951
Sep-03         $10,703         $20,564
Oct-03         $11,768         $22,291
Nov-03         $12,140         $23,082
Dec-03         $12,247         $23,551


--------------------------------------------------------------------------------
   Performance shown for the Wells Fargo Variable Trust Small Cap Growth Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock Fund), its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.
2 The Russell 2000 Index is an index subset of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 8% of the U.S. equity market. You cannot invest directly in an index.
3 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
4  Portfolio holdings and characteristics are subject to change.
5 The chart compares the performance of the Wells Fargo Variable Trust Small Cap Growth Fund for the life of the Fund with the Russell 2000 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

TOTAL RETURN BOND FUND
INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Total Return Bond Fund (the Fund) seeks total return consisting of income and capital appreciation.
ADVISER
   Wells Fargo Funds Management, LLC
SUB-ADVISER
   Wells Capital Management Incorporated
FUND MANAGERS
   William Stevens
   Marie Chandoha
INCEPTION DATE
   09/20/99
PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
     The Fund returned 8.40% 1 for the twelve-period ended December 31, 2003, outperforming its benchmarks, the Lehman Brothers Aggregate Bond Index 2, which returned 4.10% and the Lehman Brothers U.S. Credit Index 3, which returned 7.70%. The Fund distributed $0.45 per share in dividend income and $0.13 in capital gains during the period.
     On May 1, 2003, the Fund's investment objective was changed along with its name. The investment style was expanded from investments primarily in corporate debt securities, including high yield bonds, to a broad range of investment-grade bond offerings, including corporate bonds, U.S. Government obligations and mortgage- and other asset-backed securities. These changes were made in an effort to provide investors with exposure to higher quality investments while seeking lower risk and a broader exposure to the bond market. The Fund's performance reflects results from the period both prior to and after the change in investment objective.
     As the reporting period opened, much of the discussion surrounding the economy related to whether the recovery would continue and how strong it would be. With inflationary pressures so low, the Federal Reserve Board (the
   Fed) held down interest rates throughout the year, waiting to make sure the economy did indeed gain traction.
     The bond market's strong performance early in the period, particularly in the corporate sector, contributed to the Fund's positive overall performance. Another contributor was the Fund's overweight position in lower-quality corporate bonds during the first half of the period.
     In the latter part of the period, security selection was the primary driver of the Fund's performance, contributing to the Fund's high turnover. The Fund's change in investment objective in May also impacted turnover. Our security selection decisions were small and frequent. Relative value trades in the automobile sector continued to contribute to performance as relative valuation levels among the "Big Three" automakers continued to create opportunities. Our holdings in telecommunications issues (notably an overweight to wireless), cable media, and names like Sears and Halliburton also contributed to the Fund's performance. In mortgages, security selection within sectors in the agency pass-through market (such as balloons, 10-year and 20-year mortgages) contributed positively to Fund performance.
     Yield curve positioning and our underweight position in mortgages detracted from performance in the final three months of the period. In addition, our holdings of short collateralized mortgage obligations underperformed the overall mortgage market, particularly toward year end. Our underweight position in the utility sector detracted from performance, as this sector continued to perform well.
STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
     Foreign demand for bonds, bank buying (low loan demand), and zero inflation have kept interest rates low. We anticipate that the Fed will eventually raise short-term interest rates, and with the actual gross domestic product
   (GDP) closing the gap on potential GDP and unemployment rates falling, we think that time will come in 2004. We believe that even a relatively small increase in interest rates could create opportunities that could make 2004 profitable in ways that could set the stage for continuing improvement into 2005.

--------------------------------------------------------------------------------
   The Wells Fargo Variable Trust Funds are available for purchase through certain variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. The participating insurance companies and their separate accounts are the shareholders or investors in the Fund and the separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Fund based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be affected that day. Please refer to the prospectus provided by your participating insurance company for detailed information describing the separate accounts for information regarding surrender charges, mortality and expense risk fees and other charges that may be assessed by the participating insurance companies.
   The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains. Investing in foreign debt obligations entails additional risks, including those related to regulatory, market or economic developments, foreign taxation and less stringent investor protection and disclosure standards.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF DECEMBER 31, 2003)
----------------------------------------------------------------------------------------------
                                                                       1-Year    Life of Fund
   WELLS FARGO VARIABLE TRUST TOTAL RETURN BOND FUND                    8.40        7.81
----------------------------------------------------------------------------------------------
   BENCHMARKS
     LEHMAN BROTHERS AGGREGATE BOND INDEX 2                             4.10        8.03
----------------------------------------------------------------------------------------------
     LEHMAN BROTHERS U.S. CREDIT INDEX 3                                7.70        8.92


   FUND CHARACTERISTICS 4 (AS OF DECEMBER 31, 2003)
---------------------------------------------------
   AVERAGE CREDIT QUALITY 5                   AAA
---------------------------------------------------
   WEIGHTED AVERAGE COUPON                  6.01%
---------------------------------------------------
   WEIGHTED AVERAGE MATURITY           8.79 years
---------------------------------------------------
   DURATION                            4.46 years
---------------------------------------------------
   PORTFOLIO TURNOVER                        619%
---------------------------------------------------
   DISTRIBUTION RATE 6                      3.36%
---------------------------------------------------
   SEC YIELD 7                              3.20%
---------------------------------------------------
   NAV                                     $10.66
---------------------------------------------------



   PORTFOLIO ALLOCATION 4  (AS OF DECEMBER 31, 2003)
--------------------------------------------------------------------------------

 [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Asset Backed Securities              6%
Corporate Bonds                     21%
Agency Backed Mortgages             51%
US Treasury Bonds                   11%
US Treasury Notes                    3%
Repurchase Agreements                7%
Collateralized Mortgage Obligations  1%


   GROWTH OF $10,000 INVESTMENT 8
--------------------------------------------------------------------------------

 [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Wells Fargo
           Variable Trust  Lehman Brothers     Lehman Brothers
               Total         U.S. Credit       U.S. Aggregate
            Return Bond         Index            Bond Index
Sep-99         $10,000         $10,000            $10,000
Sep-99         $10,005         $10,034            $10,028
Oct-99         $10,060         $10,080            $10,065
Nov-99         $10,030         $10,091            $10,064
Dec-99          $9,984         $10,038            $10,016
Jan-00          $9,958         $10,002             $9,983
Feb-00         $10,082         $10,095            $10,104
Mar-00         $10,252         $10,181            $10,237
Apr-00         $10,059         $10,091            $10,208
May-00         $10,011         $10,054            $10,203
Jun-00         $10,244         $10,306            $10,415
Jul-00         $10,342         $10,431            $10,510
Aug-00         $10,515         $10,567            $10,662
Sep-00         $10,539         $10,623            $10,730
Oct-00         $10,587         $10,633            $10,800
Nov-00         $10,729         $10,771            $10,978
Dec-00         $11,004         $10,980            $11,182
Jan-01         $11,202         $11,281            $11,365
Feb-01         $11,343         $11,379            $11,464
Mar-01         $11,369         $11,450            $11,521
Apr-01         $11,274         $11,409            $11,473
May-01         $11,346         $11,514            $11,542
Jun-01         $11,350         $11,572            $11,586
Jul-01         $11,647         $11,875            $11,845
Aug-01         $11,787         $12,034            $11,981
Sep-01         $11,687         $12,016            $12,122
Oct-01         $11,987         $12,314            $12,375
Nov-01         $11,932         $12,206            $12,204
Dec-01         $11,820         $12,122            $12,126
Jan-02         $11,881         $12,225            $12,224
Feb-02         $11,948         $12,318            $12,343
Mar-02         $11,819         $12,090            $12,138
Apr-02         $12,021         $12,258            $12,373
May-02         $12,132         $12,420            $12,479
Jun-02         $12,085         $12,440            $12,586
Jul-02         $12,006         $12,434            $12,738
Aug-02         $12,247         $12,756            $12,953
Sep-02         $12,413         $12,998            $13,163
Oct-02         $12,291         $12,847            $13,103
Nov-02         $12,455         $13,014            $13,099
Dec-02         $12,735         $13,398            $13,370
Jan-03         $12,780         $13,441            $13,381
Feb-03         $13,009         $13,710            $13,566
Mar-03         $13,081         $13,720            $13,555
Apr-03         $13,388         $13,973            $13,667
May-03         $13,709         $14,414            $13,921
Jun-03         $13,720         $14,378            $13,893
Jul-03         $13,270         $13,765            $13,427
Aug-03         $13,397         $13,872            $13,515
Sep-03         $13,775         $14,357            $13,873
Oct-03         $13,642         $14,203            $13,744
Nov-03         $13,663         $14,268            $13,777
Dec-03         $13,805         $14,427            $13,918

--------------------------------------------------------------------------------
   The views expressed are as of December 31, 2003, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Variable Trust Total Return Bond Fund.
1 FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 1-800-222-8222. The Fund's Adviser has committed through April 30, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
2 The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an Index. The Fund changed its benchmark to the Lehman Brothers Aggregate Bond Index because it is more representative of the breadth of the Fund's holdings.
3 The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an index.
4  Portfolio holdings and characteristics are subject to change.
5 The average credit quality is compiled from the ratings of Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.
6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.
7 SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.
8 The chart compares the performance of the Wells Fargo Variable Trust Total Return Bond Fund for the life of the Fund with the Lehman Brothers U.S. Credit Index and Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
COMMON STOCK - 52.49%
AMUSEMENT & RECREATION SERVICES - 0.09%
      1,638  HARRAH'S ENTERTAINMENT INCORPORATED                                     $     81,524
      5,136  INTERNATIONAL GAME TECHNOLOGY                                                183,355

                                                                                          264,879
                                                                                     ------------
APPAREL & ACCESSORY STORES - 0.26%
     13,290  GAP INCORPORATED                                                             308,461
      5,044  KOHLS CORPORATION +                                                          226,677
      7,665  LIMITED BRANDS                                                               138,200
      2,038  NORDSTROM INCORPORATED                                                        69,904

                                                                                          743,242
                                                                                     ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
      1,874  JONES APPAREL GROUP INCORPORATED                                              66,021
      1,618  LIZ CLAIBORNE INCORPORATED                                                    57,374
      1,603  VF CORPORATION                                                                69,314

                                                                                          192,709
                                                                                     ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
      4,080  AUTONATION INCORPORATED +                                                     74,950
      1,316  AUTOZONE INCORPORATED +                                                      112,136

                                                                                          187,086
                                                                                     ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
        951  RYDER SYSTEM INCORPORATED                                                     32,477
                                                                                     ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.08%
        922  CENTEX CORPORATION                                                            99,253
        687  KB HOME                                                                       49,821
        920  PULTE HOMES INCORPORATED                                                      86,131

                                                                                          235,205
                                                                                     ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.66%
     33,754  HOME DEPOT INCORPORATED                                                    1,197,929
     11,666  LOWE'S COMPANIES INCORPORATED                                                646,180
      2,162  SHERWIN-WILLIAMS COMPANY                                                      75,108

                                                                                        1,919,217
                                                                                     ------------
BUSINESS SERVICES - 3.76%
      3,471  ADOBE SYSTEMS INCORPORATED                                                   136,410
      1,655  AUTODESK INCORPORATED                                                         40,680
      8,818  AUTOMATIC DATA PROCESSING INCORPORATED                                       349,281
      3,356  BMC SOFTWARE INCORPORATED +                                                   62,589
     15,031  CENDANT CORPORATION +                                                        334,740
      2,434  CITRIX SYSTEMS INCORPORATED +                                                 51,625
      8,591  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                               234,878
      2,778  COMPUTER SCIENCES CORPORATION +                                              122,871

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
BUSINESS SERVICES (continued)
      5,698  COMPUWARE CORPORATION +                                                 $     34,416
      6,900  CONCORD EFS INCORPORATED +                                                   102,396
      2,122  CONVERGYS CORPORATION +                                                       37,050
        749  DELUXE CORPORATION                                                            30,956
      9,583  EBAY INCORPORATED +                                                          618,966
      4,419  ELECTRONIC ARTS INCORPORATED +                                               211,140
      7,126  ELECTRONIC DATA SYSTEMS CORPORATION                                          174,872
      2,063  EQUIFAX INCORPORATED                                                          50,543
     10,812  FIRST DATA CORPORATION                                                       444,265
      2,875  FISERV INCORPORATED +                                                        113,591
      3,552  IMS HEALTH INCORPORATED                                                       88,303
      6,151  INTERPUBLIC GROUP OF COMPANIES INCORPORATED +                                 95,956
      2,944  INTUIT INCORPORATED +                                                        155,767
      1,335  MERCURY INTERACTIVE CORPORATION +                                             64,934
    160,411  MICROSOFT CORPORATION                                                      4,417,719
      1,672  MONSTER WORLDWIDE INCORPORATED +                                              36,717
      1,403  NCR CORPORATION +                                                             54,436
      5,540  NOVELL INCORPORATED +                                                         58,281
      2,818  OMNICOM GROUP INCORPORATED                                                   246,096
     77,541  ORACLE CORPORATION +                                                       1,023,541
      3,950  PARAMETRIC TECHNOLOGY CORPORATION +                                           15,563
      5,562  PEOPLESOFT INCORPORATED +                                                    126,814
      2,540  ROBERT HALF INTERNATIONAL INCORPORATED +                                      59,284
      7,356  SIEBEL SYSTEMS INCORPORATED +                                                102,028
     48,464  SUN MICROSYSTEMS INCORPORATED +                                              217,603
      4,262  SUNGARD DATA SYSTEMS INCORPORATED +                                          118,100
      4,570  SYMANTEC CORPORATION +                                                       158,351
      4,901  UNISYS CORPORATION +                                                          72,780
      6,343  VERITAS SOFTWARE CORPORATION +                                               235,706
      9,752  YAHOO! INCORPORATED +                                                        440,498

                                                                                       10,939,746
                                                                                     ------------
CHEMICALS & ALLIED PRODUCTS - 6.05%
     23,193  ABBOTT LABORATORIES                                                        1,080,794
      3,371  AIR PRODUCTS & CHEMICALS INCORPORATED                                        178,090
        871  ALBERTO-CULVER COMPANY CLASS B                                                54,943
     19,137  AMGEN INCORPORATED +                                                       1,182,667
      1,638  AVERY DENNISON CORPORATION                                                    91,761
      3,508  AVON PRODUCTS INCORPORATED                                                   236,755
     28,770  BRISTOL-MYERS SQUIBB COMPANY                                                 822,822
      2,784  CHIRON CORPORATION +                                                         158,660
      3,130  CLOROX COMPANY                                                               151,993
      7,970  COLGATE PALMOLIVE COMPANY                                                    398,898
     13,656  DOW CHEMICAL COMPANY                                                         567,680
     14,787  DU PONT (E.I.) DE NEMOURS                                                    678,575
      1,147  EASTMAN CHEMICAL COMPANY                                                      45,341
      3,822  ECOLAB INCORPORATED                                                          104,608
     16,659  ELI LILLY & COMPANY                                                        1,171,627

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      5,424  FOREST LABORATORIES INCORPORATED +                                      $    335,203
      3,325  GENZYME CORPORATION +                                                        164,055
     15,009  GILLETTE COMPANY                                                             551,281
        750  GREAT LAKES CHEMICAL CORPORATION                                              20,392
      1,389  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                               48,504
      3,577  KING PHARMACEUTICALS INCORPORATED +                                           54,585
      3,672  MEDIMMUNE INCORPORATED +                                                      93,269
     33,009  MERCK & COMPANY INCORPORATED                                               1,525,016
      3,886  MONSANTO COMPANY                                                             111,839
    113,219  PFIZER INCORPORATED                                                        4,000,027
      2,520  PPG INDUSTRIES INCORPORATED                                                  161,330
      4,824  PRAXAIR INCORPORATED                                                         184,277
     19,237  PROCTER & GAMBLE COMPANY                                                   1,921,392
      3,303  ROHM & HAAS COMPANY                                                          141,071
     21,799  SCHERING-PLOUGH CORPORATION                                                  379,085
      1,028  SIGMA-ALDRICH CORPORATION                                                     58,781
      1,601  WATSON PHARMACEUTICALS INCORPORATED +                                         73,646
     19,758  WYETH                                                                        838,727

                                                                                       17,587,694
                                                                                     ------------
COMMUNICATIONS - 2.41%
      4,629  ALLTEL CORPORATION                                                           215,619
     11,718  AT&T CORPORATION                                                             237,875
     40,271  AT&T WIRELESS SERVICES INCORPORATED +                                        321,765
      6,181  AVAYA INCORPORATED +                                                          79,982
     27,418  BELLSOUTH CORPORATION                                                        775,929
      2,139  CENTURYTEL INCORPORATED                                                       69,774
      9,132  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                    427,652
     33,394  COMCAST CORPORATION CLASS A +                                              1,097,661
     16,312  NEXTEL COMMUNICATIONS INCORPORATED CLASS A +                                 457,715
     26,234  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED +                            113,331
     49,116  SBC COMMUNICATIONS INCORPORATED                                            1,280,454
     13,410  SPRINT CORPORATION-FON GROUP                                                 220,192
     15,356  SPRINT CORPORATION-PCS GROUP +                                                86,301
      4,784  UNIVISION COMMUNICATIONS INCORPORATED CLASS A +                              189,877
     40,969  VERIZON COMMUNICATIONS INCORPORATED                                        1,437,193

                                                                                        7,011,320
                                                                                     ------------
DEPOSITORY INSTITUTIONS - 5.58%
      5,208  AMSOUTH BANCORPORATION                                                       127,596
     22,043  BANK OF AMERICA CORPORATION                                                1,772,918
     11,476  BANK OF NEW YORK COMPANY INCORPORATED                                        380,085
     16,585  BANK ONE CORPORATION                                                         756,110
      8,109  BB&T CORPORATION                                                             313,332
      3,302  CHARTER ONE FINANCIAL INCORPORATED                                           114,084
     76,532  CITIGROUP INCORPORATED                                                     3,714,863
      2,601  COMERICA INCORPORATED                                                        145,812
      8,441  FIFTH THIRD BANCORP                                                          498,863

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
DEPOSITORY INSTITUTIONS (continued)
      1,861  FIRST TENNESSEE NATIONAL CORPORATION                                    $     82,070
     15,645  FLEETBOSTON FINANCIAL CORPORATION                                            682,904
      2,253  GOLDEN WEST FINANCIAL CORPORATION                                            232,487
      3,395  HUNTINGTON BANCSHARES INCORPORATED                                            76,387
     30,268  JP MORGAN CHASE & COMPANY                                                  1,111,744
      6,218  KEYCORP                                                                      182,312
      3,359  MARSHALL & ILSLEY CORPORATION                                                128,482
      6,382  MELLON FINANCIAL CORPORATION                                                 204,926
      9,018  NATIONAL CITY CORPORATION                                                    306,071
      2,250  NORTH FORK BANCORPORATION INCORPORATED                                        91,058
      3,269  NORTHERN TRUST CORPORATION                                                   151,747
      4,113  PNC FINANCIAL SERVICES GROUP                                                 225,104
      3,295  REGIONS FINANCIAL CORPORATION                                                122,574
      4,922  SOUTHTRUST CORPORATION                                                       161,097
      4,958  STATE STREET CORPORATION                                                     258,213
      4,176  SUNTRUST BANKS INCORPORATED                                                  298,584
      4,476  SYNOVUS FINANCIAL CORPORATION                                                129,446
      2,797  UNION PLANTERS CORPORATION                                                    88,078
     28,614  US BANCORP                                                                   852,125
     19,638  WACHOVIA CORPORATION                                                         914,934
     13,342  WASHINGTON MUTUAL INCORPORATED                                               535,281
     25,102  WELLS FARGO & COMPANY++                                                    1,478,257
      1,333  ZIONS BANCORPORATION                                                          81,753

                                                                                       16,219,297
                                                                                     ------------
EATING & DRINKING PLACES - 0.25%
      2,445  DARDEN RESTAURANTS INCORPORATED                                               51,443
     18,828  MCDONALD'S CORPORATION                                                       467,499
      1,690  WENDY'S INTERNATIONAL INCORPORATED                                            66,316
      4,363  YUM! BRANDS INCORPORATED +                                                   150,087

                                                                                          735,345
                                                                                     ------------
EDUCATIONAL SERVICES - 0.06%
      2,616  APOLLO GROUP INCORPORATED CLASS A +                                          177,888
                                                                                     ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.62%
      9,238  AES CORPORATION +                                                             87,207
      1,883  ALLEGHENY ENERGY INCORPORATED +                                               24,027
      4,751  ALLIED WASTE INDUSTRIES INCORPORATED +                                        65,944
      2,409  AMEREN CORPORATION                                                           110,814
      5,860  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                 178,789
      6,129  CALPINE CORPORATION +                                                         29,480
      4,540  CENTERPOINT ENERGY INCORPORATED                                               43,993
      2,641  CINERGY CORPORATION                                                          102,497
      4,219  CITIZENS COMMUNICATIONS COMPANY +                                             52,400
      2,390  CMS ENERGY CORPORATION +                                                      20,363
      3,344  CONSOLIDATED EDISON INCORPORATED                                             143,825
      2,481  CONSTELLATION ENERGY GROUP INCORPORATED                                       97,156

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      4,812  DOMINION RESOURCES INCORPORATED                                         $    307,150
      2,496  DTE ENERGY COMPANY                                                            98,342
     13,463  DUKE ENERGY CORPORATION                                                      275,318
      5,592  DYNEGY INCORPORATED CLASS A +                                                 23,934
      4,833  EDISON INTERNATIONAL                                                         105,988
      9,023  EL PASO CORPORATION                                                           73,898
      3,394  ENTERGY CORPORATION                                                          193,899
      4,851  EXELON CORPORATION                                                           321,912
      4,893  FIRSTENERGY CORPORATION                                                      172,234
      2,728  FPL GROUP INCORPORATED                                                       178,466
      2,359  KEYSPAN CORPORATION                                                           86,811
      1,828  KINDER MORGAN INCORPORATED                                                   108,035
        653  NICOR INCORPORATED                                                            22,228
      3,893  NISOURCE INCORPORATED                                                         85,412
        545  PEOPLES ENERGY CORPORATION                                                    22,912
      6,153  PG&E CORPORATION +                                                           170,869
      1,354  PINNACLE WEST CAPITAL CORPORATION                                             54,187
      2,630  PPL CORPORATION                                                              115,063
      3,635  PROGRESS ENERGY INCORPORATED                                                 164,520
      3,488  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                 152,774
      3,356  SEMPRA ENERGY                                                                100,881
     10,862  SOUTHERN COMPANY                                                             328,576
      2,786  TECO ENERGY INCORPORATED                                                      40,146
      4,805  TXU CORPORATION                                                              113,975
      8,641  WASTE MANAGEMENT INCORPORATED                                                255,774
      7,687  WILLIAMS COMPANIES INCORPORATED                                               75,486
      5,916  XCEL ENERGY INCORPORATED                                                     100,454

                                                                                        4,705,739
                                                                                     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.41%
     11,940  ADC TELECOMMUNICATIONS INCORPORATED +                                         35,462
      5,171  ADVANCED MICRO DEVICES INCORPORATED +                                         77,048
      5,619  ALTERA CORPORATION +                                                         127,551
      2,945  AMERICAN POWER CONVERSION CORPORATION                                         72,005
      5,449  ANALOG DEVICES INCORPORATED +                                                248,747
      2,278  ANDREW CORPORATION +                                                          26,220
      4,554  APPLIED MICRO CIRCUITS CORPORATION +                                          27,233
      4,492  BROADCOM CORPORATION CLASS A +                                               153,132
      7,029  CIENA CORPORATION +                                                           46,673
      2,860  COMVERSE TECHNOLOGY INCORPORATED +                                            50,307
      1,384  COOPER INDUSTRIES LIMITED CLASS A                                             80,175
      6,242  EMERSON ELECTRIC COMPANY                                                     404,169
    148,963  GENERAL ELECTRIC COMPANY                                                   4,614,874
     96,907  INTEL CORPORATION                                                          3,120,405
     25,523  INTERNATIONAL BUSINESS MACHINES CORPORATION                                2,365,472
      2,963  JABIL CIRCUIT INCORPORATED +                                                  83,853
     21,288  JDS UNIPHASE CORPORATION +                                                    77,701
      2,888  KLA-TENCOR CORPORATION +                                                     169,439

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      4,634  LINEAR TECHNOLOGY CORPORATION                                           $    194,952
      5,623  LSI LOGIC CORPORATION +                                                       49,876
     62,214  LUCENT TECHNOLOGIES INCORPORATED +                                           176,688
      4,875  MAXIM INTEGRATED PRODUCTS INCORPORATED                                       242,775
      1,165  MAYTAG CORPORATION                                                            32,445
      9,058  MICRON TECHNOLOGY INCORPORATED +                                             122,011
      2,824  MOLEX INCORPORATED                                                            98,529
     34,534  MOTOROLA INCORPORATED                                                        485,893
      2,750  NATIONAL SEMICONDUCTOR CORPORATION +                                         108,378
      5,118  NETWORK APPLIANCE INCORPORATED +                                             105,073
      2,260  NOVELLUS SYSTEMS INCORPORATED +                                               95,033
      2,405  NVIDIA CORPORATION +                                                          55,916
      2,563  PMC-SIERRA INCORPORATED +                                                     51,644
      1,235  POWER-ONE INCORPORATED +                                                      13,375
      1,401  QLOGIC CORPORATION +                                                          72,292
     11,869  QUALCOMM INCORPORATED                                                        640,095
      2,626  ROCKWELL COLLINS INCORPORATED                                                 78,859
      7,674  SANMINA-SCI CORPORATION +                                                     96,769
      2,252  SCIENTIFIC-ATLANTA INCORPORATED                                               61,480
     12,402  SOLECTRON CORPORATION +                                                       73,296
      6,189  TELLABS INCORPORATED +                                                        52,173
     25,675  TEXAS INSTRUMENTS INCORPORATED                                               754,332
        867  THOMAS & BETTS CORPORATION +                                                  19,846
      1,033  WHIRLPOOL CORPORATION                                                         75,047
      5,078  XILINX INCORPORATED +                                                        196,722

                                                                                       15,733,965
                                                                                     ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.17%
      1,217  FLUOR CORPORATION                                                             48,242
      2,207  MOODY'S CORPORATION                                                          133,634
      5,593  PAYCHEX INCORPORATED                                                         208,059
      1,542  QUEST DIAGNOSTICS INCORPORATED                                               112,736

                                                                                          502,671
                                                                                     ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.29%
        836  BALL CORPORATION                                                              49,801
        881  CRANE COMPANY                                                                 27,082
      2,164  FORTUNE BRANDS INCORPORATED                                                  154,704
      4,571  ILLINOIS TOOL WORKS INCORPORATED                                             383,553
      6,871  MASCO CORPORATION                                                            188,334
        864  SNAP-ON INCORPORATED                                                          27,855

                                                                                          831,329
                                                                                     ------------
FINANCIAL SERVICES - 0.02%
      3,570  JANUS CAPITAL GROUP INCORPORATED                                              58,584
                                                                                     ------------

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
FOOD & KINDRED PRODUCTS - 2.00%
        540  ADOLPH COORS COMPANY CLASS B                                            $     30,294
     12,087  ANHEUSER-BUSCH COMPANIES INCORPORATED                                        636,743
      9,593  ARCHER-DANIELS-MIDLAND COMPANY                                               146,005
      6,087  CAMPBELL SOUP COMPANY                                                        163,132
     36,370  COCA COLA COMPANY                                                          1,845,777
      6,748  COCA COLA ENTERPRISES INCORPORATED                                           147,579
      7,965  CONAGRA FOODS INCORPORATED                                                   210,196
      5,539  GENERAL MILLS INCORPORATED                                                   250,917
      5,220  HEINZ (HJ) COMPANY                                                           190,165
      1,645  HERCULES INCORPORATED +                                                       20,069
      1,930  HERSHEY FOODS CORPORATION                                                    148,591
      6,055  KELLOGG COMPANY                                                              230,574
      2,059  MCCORMICK & COMPANY INCORPORATED                                              61,976
      3,898  PEPSI BOTTLING GROUP INCORPORATED                                             94,254
     25,469  PEPSICO INCORPORATED                                                       1,187,365
     11,724  SARA LEE CORPORATION                                                         254,528
      3,334  WRIGLEY (WM) JR COMPANY                                                      187,404

                                                                                        5,805,569
                                                                                     ------------
FOOD STORES - 0.19%
      5,443  ALBERTSON'S INCORPORATED                                                     123,284
     11,054  KROGER COMPANY +                                                             204,610
      5,802  STARBUCKS CORPORATION +                                                      191,814
      2,101  WINN-DIXIE STORES INCORPORATED                                                20,905

                                                                                          540,613
                                                                                     ------------
FORESTRY - 0.07%
      3,261  WEYERHAEUSER COMPANY                                                         208,704
                                                                                     ------------
FURNITURE & FIXTURES - 0.05%
      2,847  LEGGETT & PLATT INCORPORATED                                                  61,580
      4,070  NEWELL RUBBERMAID INCORPORATED                                                92,674

                                                                                          154,254
                                                                                     ------------
GENERAL MERCHANDISE STORES - 0.49%
      1,734  BIG LOTS INCORPORATED +                                                       24,640
      4,999  DOLLAR GENERAL CORPORATION                                                   104,929
      2,557  FAMILY DOLLAR STORES INCORPORATED                                             91,745
      2,682  FEDERATED DEPARTMENT STORES INCORPORATED                                     126,403
      4,050  JC PENNEY COMPANY INCORPORATED                                               106,434
      4,281  MAY DEPARTMENT STORES COMPANY                                                124,449
      3,765  SEARS ROEBUCK & COMPANY                                                      171,270
     13,522  TARGET CORPORATION                                                           519,245
      7,466  TJX COMPANIES INCORPORATED                                                   164,625

                                                                                        1,433,740
                                                                                     ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
HEALTH SERVICES - 0.25%
      4,860  BIOGEN IDEC INCORPORATED +                                              $    178,751
      7,351  HCA INCORPORATED                                                             315,799
      3,557  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                            85,368
      1,322  MANOR CARE INCORPORATED                                                       45,701
      6,895  TENET HEALTHCARE CORPORATION +                                               110,665

                                                                                          736,284
                                                                                     ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.22%
      1,397  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                             48,196
      5,930  EQUITY OFFICE PROPERTIES TRUST                                               169,895
      4,086  EQUITY RESIDENTIAL                                                           120,578
      2,714  PLUM CREEK TIMBER COMPANY                                                     82,641
      2,669  PROLOGIS                                                                      85,648
      2,838  SIMON PROPERTY GROUP INCORPORATED                                            131,513

                                                                                          638,471
                                                                                     ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.19%
      4,393  BED BATH & BEYOND INCORPORATED +                                             190,437
      4,801  BEST BUY COMPANY INCORPORATED                                                250,804
      3,107  CIRCUIT CITY STORES INCORPORATED                                              31,474
      2,434  RADIOSHACK CORPORATION                                                        74,675

                                                                                          547,390
                                                                                     ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.12%
      5,628  HILTON HOTELS CORPORATION                                                     96,408
      3,430  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                  158,466
      3,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                             107,910

                                                                                          362,784
                                                                                     ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.68%
     11,644  3M COMPANY                                                                   990,089
      1,080  AMERICAN STANDARD COMPANIES INCORPORATED +                                   108,756
      5,377  APPLE COMPUTER INCORPORATED +                                                114,906
     24,673  APPLIED MATERIALS INCORPORATED +                                             553,909
      4,967  BAKER HUGHES INCORPORATED                                                    159,739
      1,153  BLACK & DECKER CORPORATION                                                    56,866
      5,151  CATERPILLAR INCORPORATED                                                     427,636
    102,416  CISCO SYSTEMS INCORPORATED +                                               2,487,685
        627  CUMMINS INCORPORATED                                                          30,685
      3,560  DEERE & COMPANY                                                              231,578
     37,985  DELL INCORPORATED +                                                        1,289,971
      3,004  DOVER CORPORATION                                                            119,409
     35,653  EMC CORPORATION +                                                            460,637
      4,812  GATEWAY INCORPORATED +                                                        22,135
      2,573  INGERSOLL-RAND COMPANY CLASS A                                               174,655
      1,906  LEXMARK INTERNATIONAL INCORPORATED +                                         149,888
      1,854  PALL CORPORATION                                                              49,743
      1,759  PARKER HANNIFIN CORPORATION                                                  104,660

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------

   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      3,465  PITNEY BOWES INCORPORATED                                               $    140,748
      1,202  STANLEY WORKS                                                                 45,520
      3,420  SYMBOL TECHNOLOGIES INCORPORATED                                              57,764

                                                                                        7,776,979
                                                                                     ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.48%
      4,140  ACE LIMITED                                                                  171,479
      4,652  AON CORPORATION                                                              111,369
      2,389  HUMANA INCORPORATED +                                                         54,588
      2,092  JEFFERSON-PILOT CORPORATION                                                  105,960
      7,866  MARSH & MCLENNAN COMPANIES INCORPORATED                                      376,703
      4,010  MEDCO HEALTH SOLUTIONS INCORPORATED +                                        136,300
     11,277  METLIFE INCORPORATED                                                         379,696
      4,392  UNUMPROVIDENT CORPORATION                                                     69,262

                                                                                        1,405,357
                                                                                     ------------
INSURANCE CARRIERS - 2.46%
      2,263  AETNA INCORPORATED                                                           152,934
      7,608  AFLAC INCORPORATED                                                           275,257
     10,438  ALLSTATE CORPORATION                                                         449,043
      1,585  AMBAC FINANCIAL GROUP INCORPORATED                                           109,983
     38,690  AMERICAN INTERNATIONAL GROUP INCORPORATED                                  2,564,373
      2,051  ANTHEM INCORPORATED +                                                        153,825
      2,785  CHUBB CORPORATION                                                            189,658
      2,084  CIGNA CORPORATION                                                            119,830
      2,380  CINCINNATI FINANCIAL CORPORATION                                              99,674
      4,197  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                               247,749
      4,292  JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                                 160,950
      2,640  LINCOLN NATIONAL CORPORATION                                                 106,577
      2,751  LOEWS CORPORATION                                                            136,037
      2,138  MBIA INCORPORATED                                                            126,634
      1,460  MGIC INVESTMENT CORPORATION                                                   83,132
      4,791  PRINCIPAL FINANCIAL GROUP INCORPORATED                                       158,438
      3,204  PROGRESSIVE CORPORATION                                                      267,822
      8,018  PRUDENTIAL FINANCIAL INCORPORATED                                            334,912
      2,055  SAFECO CORPORATION                                                            80,001
      3,384  ST PAUL COMPANIES INCORPORATED                                               134,176
      1,679  TORCHMARK CORPORATION                                                         76,462
     14,907  TRAVELERS PROPERTY CASUALTY CORPORATION CLASS B                              252,972
      8,703  UNITEDHEALTH GROUP INCORPORATED                                              506,341
      2,254  WELLPOINT HEALTH NETWORKS INCORPORATED +                                     218,615
      2,036  XL CAPITAL LIMITED CLASS A                                                   157,892

                                                                                        7,163,287
                                                                                     ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%
      3,770  GEORGIA-PACIFIC CORPORATION                                                  115,626
      1,570  LOUISIANA-PACIFIC CORPORATION +                                               28,071

                                                                                          143,697
                                                                                     ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.52%
      7,054  AGILENT TECHNOLOGIES INCORPORATED +                                     $    206,259
      1,935  ALLERGAN INCORPORATED                                                        148,627
      3,086  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                  63,911
        777  BAUSCH & LOMB INCORPORATED                                                    40,326
      9,054  BAXTER INTERNATIONAL INCORPORATED                                            276,328
      3,767  BECTON DICKINSON & COMPANY                                                   154,974
      3,793  BIOMET INCORPORATED                                                          138,103
     12,152  BOSTON SCIENTIFIC CORPORATION +                                              446,708
        769  CR BARD INCORPORATED                                                          62,481
      2,278  DANAHER CORPORATION                                                          209,007
      4,251  EASTMAN KODAK COMPANY                                                        109,123
      4,614  GUIDANT CORPORATION                                                          277,763
     17,981  MEDTRONIC INCORPORATED                                                       874,056
        724  MILLIPORE CORPORATION +                                                       31,168
      1,881  PERKINELMER INCORPORATED                                                      32,109
      6,175  RAYTHEON COMPANY                                                             185,497
      2,765  ROCKWELL AUTOMATION INCORPORATED                                              98,434
      2,559  ST JUDE MEDICAL INCORPORATED +                                               156,995
      2,959  STRYKER CORPORATION                                                          251,545
      1,254  TEKTRONIX INCORPORATED                                                        39,626
      2,838  TERADYNE INCORPORATED +                                                       72,227
      2,415  THERMO ELECTRON CORPORATION +                                                 60,858
      1,801  WATERS CORPORATION +                                                          59,721
     11,747  XEROX CORPORATION +                                                          162,109
      3,587  ZIMMER HOLDINGS INCORPORATED +                                               252,525

                                                                                        4,410,480
                                                                                     ------------
METAL MINING - 0.18%
      2,708  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                          114,088
      6,410  NEWMONT MINING CORPORATION                                                   311,590
      1,325  PHELPS DODGE CORPORATION +                                                   100,819

                                                                                          526,497
                                                                                     ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
      1,508  VULCAN MATERIALS COMPANY                                                      71,736
                                                                                     ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.58%
      1,127  EATON CORPORATION                                                            121,693
      2,588  HASBRO INCORPORATED                                                           55,073
     45,236  HEWLETT-PACKARD COMPANY                                                    1,039,071
      1,368  ITT INDUSTRIES INCORPORATED                                                  101,519
     44,034  JOHNSON & JOHNSON                                                          2,274,796
      6,377  MATTEL INCORPORATED                                                          122,885
      2,175  TIFFANY & COMPANY                                                             98,310
     29,658  TYCO INTERNATIONAL LIMITED                                                   785,937

                                                                                        4,599,284
                                                                                     ------------


WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
MISCELLANEOUS RETAIL - 1.66%
      6,791  COSTCO WHOLESALE CORPORATION +                                          $    252,489
      5,859  CVS CORPORATION                                                              211,627
      1,235  DILLARDS INCORPORATED CLASS A                                                 20,328
      1,165  EXPRESS SCRIPTS INCORPORATED +                                                77,391
      4,645  OFFICE DEPOT INCORPORATED +                                                   77,618
      7,345  STAPLES INCORPORATED +                                                       200,519
      3,167  TOYS R US INCORPORATED +                                                      40,031
     64,205  WAL-MART STORES INCORPORATED                                               3,406,075
     15,209  WALGREEN COMPANY                                                             553,303

                                                                                        4,839,381
                                                                                     ------------
MOTION PICTURES - 0.66%
     67,083  TIME WARNER INCORPORATED +                                                 1,206,823
     30,344  WALT DISNEY COMPANY                                                          707,926

                                                                                        1,914,749
                                                                                     ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.43%
     16,678  UNITED PARCEL SERVICE INCORPORATED CLASS B                                 1,243,345
                                                                                     ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.31%
     19,082  AMERICAN EXPRESS COMPANY                                                     920,325
      3,425  CAPITAL ONE FINANCIAL CORPORATION                                            209,918
      2,732  COUNTRYWIDE FINANCIAL CORPORATION                                            207,222
     14,415  FANNIE MAE                                                                 1,081,990
     10,321  FREDDIE MAC                                                                  601,921
     18,955  MBNA CORPORATION                                                             471,032
      4,305  PROVIDIAN FINANCIAL CORPORATION +                                             50,110
      6,688  SLM CORPORATION                                                              252,004

                                                                                        3,794,522
                                                                                     ------------
OIL & GAS EXTRACTION - 0.80%
      3,722  ANADARKO PETROLEUM CORPORATION                                               189,859
      2,403  APACHE CORPORATION                                                           194,883
      2,348  BJ SERVICES COMPANY +                                                         84,293
      2,946  BURLINGTON RESOURCES INCORPORATED                                            163,150
      3,450  DEVON ENERGY CORPORATION                                                     197,547
      1,707  EOG RESOURCES INCORPORATED                                                    78,812
      6,499  HALLIBURTON COMPANY                                                          168,974
      1,496  KERR-MCGEE CORPORATION                                                        69,549
      2,174  NABORS INDUSTRIES LIMITED +                                                   90,221
      1,984  NOBLE CORPORATION +                                                           70,988
      5,713  OCCIDENTAL PETROLEUM CORPORATION                                             241,317
      1,395  ROWAN COMPANIES INCORPORATED +                                                32,322
      8,685  SCHLUMBERGER LIMITED                                                         475,243
      4,745  TRANSOCEAN INCORPORATED +                                                    113,928
      3,841  UNOCAL CORPORATION                                                           141,464

                                                                                        2,312,550
                                                                                     ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
PAPER & ALLIED PRODUCTS - 0.35%
        788  BEMIS COMPANY INCORPORATED                                              $     39,400
      1,282  BOISE CASCADE CORPORATION                                                     42,127
      7,128  INTERNATIONAL PAPER COMPANY                                                  307,288
      7,484  KIMBERLY-CLARK CORPORATION                                                   442,230
      2,975  MEADWESTVACO CORPORATION                                                      88,506
      2,332  PACTIV CORPORATION +                                                          55,735
        805  TEMPLE-INLAND INCORPORATED                                                    50,449

                                                                                        1,025,735
                                                                                     ------------
PERSONAL SERVICES - 0.09%
      2,533  CINTAS CORPORATION                                                           126,980
      2,644  H & R BLOCK INCORPORATED                                                     146,398

                                                                                          273,378
                                                                                     ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.19%
      1,333  AMERADA HESS CORPORATION                                                      70,876
      1,017  ASHLAND INCORPORATED                                                          44,809
     15,858  CHEVRONTEXACO CORPORATION                                                  1,369,973
     10,099  CONOCOPHILLIPS                                                               662,191
     98,061  EXXON MOBIL CORPORATION                                                    4,020,501
      4,602  MARATHON OIL CORPORATION                                                     152,280
      1,145  SUNOCO INCORPORATED                                                           58,567

                                                                                        6,379,197
                                                                                     ------------
PRIMARY METAL INDUSTRIES - 0.24%
     12,838  ALCOA INCORPORATED                                                           487,844
      1,196  ALLEGHENY TECHNOLOGIES INCORPORATED                                           15,811
      1,861  ENGELHARD CORPORATION                                                         55,737
      1,161  NUCOR CORPORATION                                                             65,016
      1,532  UNITED STATES STEEL CORPORATION                                               53,651
      1,277  WORTHINGTON INDUSTRIES INCORPORATED                                           23,024

                                                                                          701,083
                                                                                     ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.80%
        986  AMERICAN GREETINGS CORPORATION CLASS A +                                      21,564
      1,210  DOW JONES & COMPANY INCORPORATED                                              60,319
      4,021  GANNETT COMPANY INCORPORATED                                                 358,512
      1,185  KNIGHT-RIDDER INCORPORATED                                                    91,683
      2,842  MCGRAW-HILL COMPANIES INCORPORATED                                           198,713
        744  MEREDITH CORPORATION                                                          36,315
      2,209  NEW YORK TIMES COMPANY CLASS A                                               105,568
      1,685  RR DONNELLEY & SONS COMPANY                                                   50,803
      4,632  TRIBUNE COMPANY                                                              239,011
     25,951  VIACOM INCORPORATED CLASS B                                                1,151,705

                                                                                        2,314,193
                                                                                     ------------


WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
RAILROAD TRANSPORTATION - 0.24%
      5,507  BURLINGTON NORTHERN SANTA FE CORPORATION                                $    178,151
      3,175  CSX CORPORATION                                                              114,110
      5,792  NORFOLK SOUTHERN CORPORATION                                                 136,981
      3,785  UNION PACIFIC CORPORATION                                                    262,982

                                                                                          692,224
                                                                                     ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.15%
      1,095  COOPER TIRE & RUBBER COMPANY                                                  23,411
      2,601  GOODYEAR TIRE & RUBBER COMPANY +                                              20,444
      3,893  NIKE INCORPORATED CLASS B                                                    266,515
        873  REEBOK INTERNATIONAL LIMITED                                                  34,326
      1,260  SEALED AIR CORPORATION +                                                      68,216
        866  TUPPERWARE CORPORATION                                                        15,017

                                                                                          427,929
                                                                                     ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.18%
      1,454  BEAR STEARNS COMPANIES INCORPORATED                                          116,247
     20,126  CHARLES SCHWAB CORPORATION                                                   238,292
      1,612  FEDERATED INVESTORS INCORPORATED CLASS B                                      47,328
      3,723  FRANKLIN RESOURCES INCORPORATED                                              193,820
      7,024  GOLDMAN SACHS GROUP INCORPORATED                                             693,480
      4,028  LEHMAN BROTHERS HOLDINGS INCORPORATED                                        311,042
     14,024  MERRILL LYNCH & COMPANY INCORPORATED                                         822,508
     16,067  MORGAN STANLEY                                                               929,797
      1,847  T ROWE PRICE GROUP INCORPORATED                                               87,566

                                                                                        3,440,080
                                                                                     ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.07%
     19,727  CORNING INCORPORATED +                                                       205,753
                                                                                     ------------
TOBACCO PRODUCTS - 0.62%
     30,133  ALTRIA GROUP INCORPORATED                                                  1,639,838
      1,255  RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED                                     72,978
      2,460  UST INCORPORATED                                                              87,797

                                                                                        1,800,613
                                                                                     ------------
TRANSPORTATION BY AIR - 0.18%
      1,831  DELTA AIR LINES INCORPORATED +                                                21,624
      4,425  FEDEX CORPORATION                                                            298,687
     11,678  SOUTHWEST AIRLINES COMPANY                                                   188,483

                                                                                          508,794
                                                                                     ------------
TRANSPORTATION EQUIPMENT - 1.50%
     12,480  BOEING COMPANY                                                               525,907
      1,357  BRUNSWICK CORPORATION                                                         43,193
      2,204  DANA CORPORATION                                                              40,443
      8,312  DELPHI CORPORATION                                                            84,865
     27,164  FORD MOTOR COMPANY                                                           434,624
      2,933  GENERAL DYNAMICS CORPORATION                                                 265,114

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
TRANSPORTATION EQUIPMENT (continued)
      8,319  GENERAL MOTORS CORPORATION                                              $    444,235
      2,580  GENUINE PARTS COMPANY                                                         85,656
      1,744  GOODRICH CORPORATION                                                          51,779
      4,494  HARLEY-DAVIDSON INCORPORATED                                                 213,600
     12,789  HONEYWELL INTERNATIONAL INCORPORATED                                         427,536
      1,339  JOHNSON CONTROLS INCORPORATED                                                155,485
      6,689  LOCKHEED MARTIN CORPORATION                                                  343,815
      1,019  NAVISTAR INTERNATIONAL CORPORATION +                                          48,800
      2,716  NORTHROP GRUMMAN CORPORATION                                                 259,650
      1,731  PACCAR INCORPORATED                                                          147,343
      2,017  TEXTRON INCORPORATED                                                         115,090
      6,981  UNITED TECHNOLOGIES CORPORATION                                              661,589

                                                                                        4,348,724
                                                                                     ------------
TRANSPORTATION SERVICES - 0.02%
      2,128  SABRE HOLDINGS CORPORATION                                                    45,943
                                                                                     ------------
WATER TRANSPORTATION - 0.13%
      9,345  CARNIVAL CORPORATION                                                         371,277
                                                                                     ------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.44%
      1,660  AMERISOURCEBERGEN CORPORATION                                                 93,209
        900  BROWN-FORMAN CORPORATION CLASS B                                              84,105
      6,423  CARDINAL HEALTH INCORPORATED                                                 392,831
      4,323  MCKESSON CORPORATION                                                         139,028
      6,561  Safeway Incorporated +                                                       143,751
      1,989  SUPERVALU INCORPORATED                                                        56,865
      9,600  Sysco Corporation                                                            357,408

                                                                                        1,267,197
                                                                                     ------------
WHOLESALE TRADE-DURABLE GOODS - 0.03%
      1,939  VISTEON CORPORATION                                                           20,185
      1,353  WW GRAINGER INCORPORATED                                                      64,119

                                                                                           84,304
                                                                                     ------------

TOTAL COMMON STOCK (COST $170,012,941)                                                152,594,490
                                                                                     ------------

PRINCIPAL                                                            INTEREST RATE   MATURITY DATE         VALUE
US TREASURY SECURITIES - 26.07%
US TREASURY BONDS - 26.07%
$ 3,408,000  US TREASURY BOND                                              7.50%     11/15/2024        $  4,444,911
  3,377,000  US TREASURY BOND                                              7.63      02/15/2025           4,459,882
  4,005,000  US TREASURY BOND                                              6.88      08/15/2025           4,899,397
  4,980,000  US TREASURY BOND                                              6.00      02/15/2026           5,522,546
  3,070,000  US TREASURY BOND                                              6.75      08/15/2026           3,715,418
  3,897,000  US TREASURY BOND                                              6.50      11/15/2026           4,584,454
  3,428,000  US TREASURY BOND                                              6.63      02/15/2027           4,094,451
  3,224,000  US TREASURY BOND                                              6.38      08/15/2027           3,744,373
  7,966,000  US TREASURY BOND                                              6.13      11/15/2027           8,981,044


WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST ASSET ALLOCATION FUND
-------------------------------------------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                           INTEREST RATE   MATURITY DATE         VALUE
US TREASURY BONDS (continued)
$ 4,268,000  US TREASURY BOND                                              5.50%     08/15/2028        $  4,445,557
  3,983,000  US TREASURY BOND                                              5.25      11/15/2028           4,011,785
  4,129,000  US TREASURY BOND                                              5.25      02/15/2029           4,165,451
  4,056,000  US TREASURY BOND                                              6.13      08/15/2029           4,596,271
  6,462,000  US TREASURY BOND                                              6.25      05/15/2030           7,457,045
  6,401,000  US TREASURY BOND                                              5.38      02/15/2031           6,675,296

                                                                                                         75,797,881
                                                                                                       ------------

TOTAL US TREASURY SECURITIES (COST $70,790,103)                                                          75,797,881
                                                                                                       ------------
SHORT-TERM INVESTMENTS - 20.91%

SHARES
MUTUAL FUND - 18.34%
 53,316,718  WELLS FARGO MONEY MARKET TRUST ~                                                            53,316,718
                                                                                                       ------------

PRINCIPAL
US TREASURY BILLS - 2.57%
$    80,000  US TREASURY BILL #                                            0.98 ^    02/12/2004              79,920
    215,000  US TREASURY BILL #                                            1.00 ^    02/12/2004             214,785
    165,000  US TREASURY BILL #                                            1.01 ^    02/12/2004             164,835
    430,000  US TREASURY BILL #                                            0.96 ^    04/08/2004             428,943
     30,000  US TREASURY BILL #                                            0.97 ^    04/08/2004              29,926
     85,000  US TREASURY BILL #                                            0.98 ^    04/08/2004              84,791
    480,000  US TREASURY BILL #                                            0.90 ^    05/13/2004             478,388
    265,000  US TREASURY BILL #                                            0.93 ^    05/13/2004             264,110
  5,665,000  US TREASURY BILL #                                            0.95 ^    05/13/2004           5,645,971
     90,000  US TREASURY BILL #                                            1.00 ^    05/13/2004              89,698

                                                                                                          7,481,367
                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $60,797,046)                                                          60,798,085
                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $301,600,090) *                        99.47%                                                    $289,190,456
OTHER ASSETS AND LIABILITIES, NET             0.53                                                        1,532,469
                                            ------                                                     ------------
Total Net Assets                            100.00%                                                    $290,722,925
                                            ------                                                     ------------

s


 + NON-INCOME EARNING SECURITIES.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,077,625
 ^ ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
   MATURITY.
 ~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
   PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
 # SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS $303,034,206 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
   GROSS UNREALIZED APPRECIATION              $ 23,192,720
   GROSS UNREALIZED DEPRECIATION               (37,036,470)
                                              ------------
   NET UNREALIZED APPRECIATION (DEPRECIATION) $(13,843,750)





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
COMMON STOCK - 95.94%
BUSINESS SERVICES - 0.67%
     25,300  MICROSOFT CORPORATION                                                   $    696,762
                                                                                     ------------
CHEMICALS & ALLIED PRODUCTS - 11.44%
     10,700  ABBOTT LABORATORIES                                                          498,620
     18,360  AIR PRODUCTS & CHEMICALS INCORPORATED                                        969,959
     36,690  DU PONT (E.I.) DE NEMOURS                                                  1,683,704
     39,660  MERCK & COMPANY INCORPORATED                                               1,832,292
     56,105  PFIZER INCORPORATED                                                        1,982,190
     27,120  PROCTER & GAMBLE COMPANY                                                   2,708,746
     49,819  ROHM & HAAS COMPANY                                                        2,127,769

                                                                                       11,803,280
                                                                                     ------------
COMMUNICATIONS - 3.04%
     16,979  AT&T CORPORATION                                                             344,674
     22,100  SBC COMMUNICATIONS INCORPORATED                                              576,147
     63,249  VERIZON COMMUNICATIONS INCORPORATED                                        2,218,775

                                                                                        3,139,596
                                                                                     ------------
DEPOSITORY INSTITUTIONS - 11.70%
     16,860  BANK OF AMERICA CORPORATION                                                1,356,050
     51,815  CITIGROUP INCORPORATED                                                     2,515,100
     84,520  JP MORGAN CHASE & COMPANY                                                  3,104,419
    139,050  US BANCORP                                                                 4,140,909
     20,500  WACHOVIA CORPORATION                                                         955,095

                                                                                       12,071,573
                                                                                     ------------
EATING & DRINKING PLACES - 2.67%
    110,750  MCDONALD'S CORPORATION                                                     2,749,923
                                                                                     ------------
ELECTRIC, GAS & SANITARY SERVICES - 4.27%
        920  DOMINION RESOURCES INCORPORATED                                               58,724
      4,470  DUKE ENERGY CORPORATION                                                       91,412
      9,972  FIRSTENERGY CORPORATION                                                      351,014
     13,400  FPL GROUP INCORPORATED                                                       876,628
     69,030  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                               3,023,514

                                                                                        4,401,292
                                                                                     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
 EQUIPMENT - 11.08%
     50,270  EMERSON ELECTRIC COMPANY                                                   3,254,983
     72,280  GENERAL ELECTRIC COMPANY                                                   2,239,234
     45,900  INTERNATIONAL BUSINESS MACHINES CORPORATION                                4,254,012
     54,800  MOTOROLA INCORPORATED                                                        771,036
     53,500  NOKIA OYJ ADR                                                                909,500

                                                                                       11,428,765
                                                                                     ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 4.04%
     58,370  FORTUNE BRANDS INCORPORATED                                                4,172,871
                                                                                     ------------

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
FOOD & KINDRED PRODUCTS - 6.25%
     74,790  PEPSICO INCORPORATED                                                    $  3,486,710
    136,250  SARA LEE CORPORATION                                                       2,957,987

                                                                                        6,444,697
                                                                                     ------------
GENERAL MERCHANDISE STORES - 4.57%
     71,137  MAY DEPARTMENT STORES COMPANY                                              2,067,953
     68,840  TARGET CORPORATION                                                         2,643,456

                                                                                        4,711,409
                                                                                     ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.32%
     40,264  3M COMPANY                                                                 3,423,648
                                                                                     ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.85%
     25,930  METLIFE INCORPORATED                                                         873,063
                                                                                     ------------
INSURANCE CARRIERS - 7.43%
    122,980  AEGON NV                                                                   1,820,104
     23,100  ALLSTATE CORPORATION                                                         993,762
     30,038  AMERICAN INTERNATIONAL GROUP INCORPORATED                                  1,990,919
     72,250  ST PAUL COMPANIES INCORPORATED                                             2,864,712

                                                                                        7,669,497
                                                                                     ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
 OPTICAL GOODS - 0.92%
     23,035  BECTON DICKINSON & COMPANY                                                   947,660
                                                                                     ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.23%
    145,600  HEWLETT-PACKARD COMPANY                                                    3,344,432
     39,620  JOHNSON & JOHNSON                                                          2,046,769

                                                                                        5,391,201
                                                                                     ------------
MOTION PICTURES - 1.49%
     66,100  WALT DISNEY COMPANY                                                        1,542,113
                                                                                     ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.71%
     57,870  AMERICAN EXPRESS COMPANY                                                   2,791,070
                                                                                     ------------
PAPER & ALLIED PRODUCTS - 0.94%
     16,500  KIMBERLY-CLARK CORPORATION                                                   974,985
                                                                                     ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 9.86%
     45,159  BP PLC ADR                                                                 2,228,597
     23,575  CHEVRONTEXACO CORPORATION                                                  2,036,644
     18,700  CONOCOPHILLIPS                                                             1,226,159
     85,614  EXXON MOBIL CORPORATION                                                    3,510,174
     22,260  ROYAL DUTCH PETROLEUM COMPANY                                              1,166,201

                                                                                       10,167,775
                                                                                     ------------
TOBACCO PRODUCTS - 1.81%
     34,370  ALTRIA GROUP INCORPORATED                                                  1,870,415
                                                                                     ------------
TRANSPORTATION EQUIPMENT - 1.65%
     50,783  HONEYWELL INTERNATIONAL INCORPORATED                                       1,697,676
                                                                                     ------------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST EQUITY INCOME FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
TOTAL COMMON STOCK (COST $91,730,780)                                                $ 98,969,271
                                                                                     ------------
SHORT-TERM INVESTMENTS - 3.83%
MUTUAL FUND - 3.83%
  3,949,700  WELLS FARGO MONEY MARKET TRUST ~                                           3,949,700
                                                                                     ------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,949,700)                                          3,949,700
                                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $95,680,480) *                         99.77%                                  $102,918,971
OTHER ASSETS AND LIABILITIES, NET             0.23                                        238,458
                                            ------                                   ------------
Total Net Assets                            100.00%                                  $103,157,429
                                            ------                                   ------------


 ~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
   PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN
   INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS $95,726,290 AND NET UNREALIZED
   APPRECIATION (DEPRECIATION) CONSISTS OF:
   GROSS UNREALIZED APPRECIATION                     $13,062,393
   GROSS UNREALIZED DEPRECIATION                      (5,869,712)
                                                     -----------
   NET UNREALIZED APPRECIATION (DEPRECIATION)        $ 7,192,681





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST EQUITY VALUE FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
COMMON STOCK - 96.69%
BUSINESS SERVICES - 0.68%
      7,270  Microsoft Corporation                                                                      $   200,216
                                                                                                        -----------
CHEMICALS & ALLIED PRODUCTS - 12.03%
      3,200  ABBOTT LABORATORIES                                                                            149,120
      5,520  AIR PRODUCTS & CHEMICALS INCORPORATED                                                          291,622
     11,070  DU PONT (E.I.) DE NEMOURS                                                                      508,002
     11,785  MERCK & COMPANY INCORPORATED                                                                   544,467
     16,690  PFIZER INCORPORATED                                                                            589,658
      8,325  PROCTER & GAMBLE COMPANY                                                                       831,501
     14,800  ROHM & HAAS COMPANY                                                                            632,108

                                                                                                          3,546,478
                                                                                                        -----------
COMMUNICATIONS - 2.98%
      4,800  AT&T CORPORATION                                                                                97,440
      4,475  SBC COMMUNICATIONS INCORPORATED                                                                116,663
     18,910  VERIZON COMMUNICATIONS INCORPORATED                                                            663,363

                                                                                                            877,466
                                                                                                        -----------
DEPOSITORY INSTITUTIONS - 11.53%
      5,695  BANK OF AMERICA CORPORATION                                                                    458,049
     15,420  CITIGROUP INCORPORATED                                                                         748,486
     25,145  JP MORGAN CHASE & COMPANY                                                                      923,576
     33,100  US BANCORP                                                                                     985,718
      6,110  WACHOVIA CORPORATION                                                                           284,665

                                                                                                          3,400,494
                                                                                                        -----------
EATING & DRINKING PLACES - 2.65%
     31,500  MCDONALD'S CORPORATION                                                                         782,145
                                                                                                        -----------
ELECTRIC, GAS & SANITARY SERVICES - 4.10%
      2,450  DOMINION RESOURCES INCORPORATED                                                                156,383
      5,850  DUKE ENERGY CORPORATION                                                                        119,633
      3,900  FIRSTENERGY CORPORATION                                                                        137,280
      4,000  FPL GROUP INCORPORATED                                                                         261,680
     12,200  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                   534,360

                                                                                                          1,209,336
                                                                                                        -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.49%
     15,000  EMERSON ELECTRIC COMPANY                                                                       971,250
     22,000  GENERAL ELECTRIC COMPANY                                                                       681,560
     10,800  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                  1,000,944
     12,500  MOTOROLA INCORPORATED                                                                          175,875
     15,460  NOKIA OYJ ADR                                                                                  262,820

                                                                                                          3,092,449
                                                                                                        -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 4.23%
     17,445  FORTUNE BRANDS INCORPORATED                                                                  1,247,143
                                                                                                        -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST EQUITY VALUE FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
FOOD & KINDRED PRODUCTS - 6.50%
     22,250  PEPSICO INCORPORATED                                                                       $ 1,037,295
     40,500  SARA LEE CORPORATION                                                                           879,255

                                                                                                          1,916,550
                                                                                                        -----------
GENERAL MERCHANDISE STORES - 4.51%
     18,710  MAY DEPARTMENT STORES COMPANY                                                                  543,900
     20,428  TARGET CORPORATION                                                                             784,435

                                                                                                          1,328,335
                                                                                                        -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.66%
     12,700  3M COMPANY                                                                                   1,079,881
                                                                                                        -----------
INSURANCE AGENTS, BROKERS & SERVICE - 1.04%
      9,100  METLIFE INCORPORATED                                                                           306,397
                                                                                                        -----------
INSURANCE CARRIERS - 6.95%
     37,924  AEGON NV                                                                                       561,275
      6,900  ALLSTATE CORPORATION                                                                           296,838
      8,518  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                      564,573
     15,760  ST PAUL COMPANIES INCORPORATED                                                                 624,884

                                                                                                          2,047,570
                                                                                                        -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.05%
      7,513  BECTON DICKINSON & COMPANY                                                                     309,085
                                                                                                        -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.47%
     45,250  HEWLETT-PACKARD COMPANY                                                                      1,039,392
     11,100  JOHNSON & JOHNSON                                                                              573,426

                                                                                                          1,612,818
                                                                                                        -----------
MOTION PICTURES - 1.66%
     21,000  WALT DISNEY COMPANY                                                                            489,930
                                                                                                        -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.78%
     17,000  AMERICAN EXPRESS COMPANY                                                                       819,910
                                                                                                        -----------
PAPER & ALLIED PRODUCTS - 0.99%
      4,950  KIMBERLY-CLARK CORPORATION                                                                     292,496
                                                                                                        -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 10.03%
     13,515  BP PLC ADR                                                                                     666,965
      7,040  CHEVRONTEXACO CORPORATION                                                                      608,186
      4,650  CONOCOPHILLIPS                                                                                 304,901
     25,554  EXXON MOBIL CORPORATION                                                                      1,047,714
      6,260  ROYAL DUTCH PETROLEUM COMPANY                                                                  327,961

                                                                                                          2,955,727
                                                                                                        -----------
TOBACCO PRODUCTS - 1.89%
     10,250  ALTRIA GROUP INCORPORATED                                                                      557,805
                                                                                                        -----------

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST EQUITY VALUE FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
TRANSPORTATION EQUIPMENT - 1.47%
     13,000  HONEYWELL INTERNATIONAL INCORPORATED                                                       $   434,590
                                                                                                        -----------

TOTAL COMMON STOCK (COST $27,018,752)                                                                    28,506,821
                                                                                                        -----------
SHORT-TERM INVESTMENTS - 3.04%

PRINCIPAL                                                            INTEREST RATE   MATURITY DATE
REPURCHASE AGREEMENTS - 3.04%
   $262,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
             U.S. GOVERNMENT SECURITIES                                     0.83     01/02/2004             262,000
    634,000  MORGAN STANLEY - 102% COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                                          0.82     01/02/2004             634,000

                                                                                                            896,000
                                                                                                        -----------

Total Short-Term Investments (Cost $896,000)                                                                896,000
                                                                                                        -----------
Total Investments in Securities
(Cost $27,914,752) *                         99.73%                                                     $29,402,821
Other Assets and Liabilities, Net             0.27                                                           79,156
                                            ------                                                      -----------
Total Net Assets                            100.00%                                                     $29,481,977
                                            ------                                                      -----------


 * COST FOR FEDERAL INCOME TAX PURPOSES IS $28,031,412 AND NET UNREALIZED
   APPRECIATION (DEPRECIATION) CONSISTS OF:
   GROSS UNREALIZED APPRECIATION                     $ 2,840,903
   GROSS UNREALIZED DEPRECIATION                      (1,469,494)
                                                     -----------
   NET UNREALIZED APPRECIATION (DEPRECIATION)        $ 1,371,409





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
COMMON STOCK - 99.32%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 3.41%
     11,590  HOME DEPOT INCORPORATED                                                                    $   411,329
     19,320  LOWE'S COMPANIES INCORPORATED                                                                1,070,135

                                                                                                          1,481,464
                                                                                                        -----------
BUSINESS SERVICES - 12.17%
     15,490  EBAY INCORPORATED +                                                                          1,000,499
     15,980  ELECTRONIC ARTS INCORPORATED +                                                                 763,524
     15,898  FIRST DATA CORPORATION                                                                         653,249
      9,840  INTUIT INCORPORATED +                                                                          520,634
     37,046  MICROSOFT CORPORATION                                                                        1,020,247
     27,650  ORACLE CORPORATION +                                                                           364,980
     14,840  SYMANTEC CORPORATION +                                                                         514,206
     11,900  VERITAS SOFTWARE CORPORATION +                                                                 442,204

                                                                                                          5,279,543
                                                                                                        -----------
CHEMICALS & ALLIED PRODUCTS - 13.74%
     18,370  AMGEN INCORPORATED +                                                                         1,135,266
      6,150  ELI LILLY & COMPANY                                                                            432,530
      4,820  GENENTECH INCORPORATED +                                                                       451,007
     12,060  GILEAD SCIENCES INCORPORATED +                                                                 701,168
     38,067  PFIZER INCORPORATED                                                                          1,344,907
      8,570  PROCTER & GAMBLE COMPANY                                                                       855,972
     10,330  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                     585,814
     10,680  WYETH                                                                                          453,366

                                                                                                          5,960,030
                                                                                                        -----------
COMMUNICATIONS - 0.82%
     10,520  INTERACTIVECORP +                                                                              356,944
                                                                                                        -----------
DEPOSITORY INSTITUTIONS - 3.47%
     21,676  CITIGROUP INCORPORATED                                                                       1,052,153
      7,650  FIFTH THIRD BANCORP                                                                            452,115

                                                                                                          1,504,268
                                                                                                        -----------
EDUCATIONAL SERVICES - 1.97%
     12,560  APOLLO GROUP INCORPORATED CLASS A +                                                            854,080
                                                                                                        -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.81%
     45,250  GENERAL ELECTRIC COMPANY                                                                     1,401,845
     52,740  INTEL CORPORATION                                                                            1,698,228
     14,860  LINEAR TECHNOLOGY CORPORATION                                                                  625,160
     12,200  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                         607,560
     17,700  NETWORK APPLIANCE INCORPORATED                                                                 363,381
     14,540  TEXAS INSTRUMENTS INCORPORATED +                                                               427,185

                                                                                                          5,123,359
                                                                                                        -----------

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
FOOD & KINDRED PRODUCTS - 3.41%
      8,780  COCA COLA COMPANY                                                                          $   445,585
      9,190  PEPSICO INCORPORATED                                                                           428,438
     10,750  WRIGLEY (WM) JR COMPANY                                                                        604,257

                                                                                                          1,478,280
                                                                                                        -----------
FOOD STORES - 2.34%
     30,770  STARBUCKS CORPORATION +                                                                      1,017,256
                                                                                                        -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 3.32%
     19,640  BED BATH & BEYOND INCORPORATED +                                                               851,394
     11,280  BEST BUY COMPANY INCORPORATED                                                                  589,267

                                                                                                          1,440,661
                                                                                                        -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.67%
     10,550  3M COMPANY                                                                                     897,067
     54,727  CISCO SYSTEMS INCORPORATED +                                                                 1,329,319
     32,976  DELL INCORPORATED +                                                                          1,119,865
     65,620  EMC CORPORATION +                                                                              847,810

                                                                                                          4,194,061
                                                                                                        -----------
INSURANCE CARRIERS - 2.76%
      8,616  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                      571,069
      6,480  WELLPOINT HEALTH NETWORKS INCORPORATED +                                                       628,495

                                                                                                          1,199,564
                                                                                                        -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 10.72%
     29,240  BOSTON SCIENTIFIC CORPORATION +                                                              1,074,862
      4,980  DANAHER CORPORATION                                                                            456,915
     25,470  MEDTRONIC INCORPORATED                                                                       1,238,097
     10,520  ST JUDE MEDICAL INCORPORATED +                                                                 645,402
      5,190  STRYKER CORPORATION                                                                            441,202
     11,260  ZIMMER HOLDINGS INCORPORATED +                                                                 792,704

                                                                                                          4,649,182
                                                                                                        -----------
METAL MINING - 1.62%
     14,500  NEWMONT MINING CORPORATION                                                                     704,845
                                                                                                        -----------
MISCELLANEOUS RETAIL - 5.20%
     21,500  WAL-MART STORES INCORPORATED                                                                 1,140,575
     30,720  WALGREEN COMPANY                                                                             1,117,594

                                                                                                          2,258,169
                                                                                                        -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.90%
     17,120  AMERICAN EXPRESS COMPANY                                                                       825,698
                                                                                                        -----------
OIL & GAS EXTRACTION - 1.38%
      7,374  APACHE CORPORATION                                                                             598,031
                                                                                                        -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.81%
     31,260  SUNCOR ENERGY INCORPORATED                                                                     783,376
                                                                                                        -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.70%
     16,617  VIACOM INCORPORATED CLASS B                                                                $   737,462
                                                                                                        -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.52%
     11,060  GOLDMAN SACHS GROUP INCORPORATED                                                             1,091,954
                                                                                                        -----------
WHOLESALE TRADE NON-DURABLE GOODS - 3.58%
     12,990  CARDINAL HEALTH INCORPORATED                                                                   794,469
     20,340  SYSCO CORPORATION                                                                              757,258

                                                                                                          1,551,727
                                                                                                        -----------

TOTAL COMMON STOCK (COST $36,953,711)                                                                    43,089,954
                                                                                                        -----------
SHORT-TERM INVESTMENTS - 0.64%

PRINCIPAL                                                            INTEREST RATE   MATURITY DATE
REPURCHASE AGREEMENTS - 0.64%
   $275,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
             U.S. GOVERNMENT SECURITIES                                  0.83         01/02/2004            275,000
                                                                                                        -----------

TOTAL SHORT-TERM INVESTMENTS (COST $275,000)                                                                275,000
                                                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $37,228,711) *                         99.96%                                                     $43,364,954
OTHER ASSETS AND LIABILITIES, NET             0.04                                                           18,830
                                            ------                                                      -----------
Total Net Assets                            100.00%                                                     $43,383,784
                                            ------                                                      -----------


 + NON-INCOME EARNINGS SECURITIES.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS $37,314,146 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
   GROSS UNREALIZED APPRECIATION                      $6,831,504
   GROSS UNREALIZED DEPRECIATION                      $ (780,696)
                                                      ----------
   NET UNREALIZED APPRECIATION (DEPRECIATION)          6,050,808





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
COMMON STOCK - 96.94%
AUSTRALIA - 4.08%
     16,800  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                   $   104,554
     23,800  BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                                                    218,592
     18,600  BHP BILLITON LIMITED ADR (OIL & GAS EXTRACTION)                                                339,636
      7,700  NEWS CORPORATION LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             69,561
      4,600  NEWS CORPORATION LIMITED ADR (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        166,060

                                                                                                            898,403
                                                                                                        -----------
BRAZIL - 0.55%
      4,900  UNIBANCO UNIAO DE BANCOS BRASILEIROS SA ADR (DEPOSITORY INSTITUTIONS)                          122,255
                                                                                                        -----------
CANADA - 2.42%
      3,500  CANADIAN NATIONAL RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                    222,093
      2,600  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                      102,612
      4,040  LOBLAW COMPANIES LIMITED (FOOD STORES)                                                         208,839

                                                                                                            533,544
                                                                                                        -----------
DENMARK - 0.52%
         16  A P MOLLER - MAERSK A S (LOCAL & SUB-TRANSIT & INTERURBAN
             HIGHWAY PASS TRANPORTATION)                                                                    115,464
                                                                                                        -----------
FINLAND - 2.17%
     17,410  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)    301,073
     13,120  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                       176,743

                                                                                                            477,816
                                                                                                        -----------
FRANCE - 10.86%
      2,600  ACCOR SA (METAL MINING)                                                                        117,734
      5,300  ALCATEL SA (COMMUNICATIONS) +                                                                   68,255
      7,810  ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                          136,143
      2,160  AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                       142,765
     10,500  AXA (INSURANCE CARRIERS)                                                                       224,754
      3,400  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                       214,087
      3,400  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                         118,880
      2,100  BUSINESS OBJECTS SA ADR (BUSINESS SERVICES) +                                                   72,807
        570  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                      55,433
      4,700  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                   112,224
      5,700  FRANCE TELECOM SA (COMMUNICATIONS) +                                                           162,919
        700  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                         50,946
      2,230  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                    113,638
      1,200  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                              90,363
      7,700  TOTAL SA ADR (OIL & GAS EXTRACTION)                                                            712,327

                                                                                                          2,393,275
                                                                                                        -----------
GERMANY - 6.92%
        800  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                48,083
      2,540  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE
             SERVICE STATIONS)                                                                              117,741
     16,600  DEUTSCHE TELEKOM AG (COMMUNICATIONS) +                                                         303,817
      3,800  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                    248,672
      1,736  SAP AG (BUSINESS SERVICES)                                                                     291,559

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
GERMANY (continued)
      4,340  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                             $   347,616
      8,300  T-ONLINE INTERNATIONAL AG (BUSINESS SERVICES) +                                                107,833
      2,980  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                      58,901

                                                                                                          1,524,222
                                                                                                        -----------
HONG KONG - 0.56%
     15,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                 124,137
                                                                                                        -----------
IRELAND - 1.47%
      6,800  ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)                                     107,301
     11,247  BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                  153,213
        500  DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                        63,131

                                                                                                            323,645
                                                                                                        -----------
ITALY - 3.57%
      9,500  BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                               160,810
      3,900  ENI SPA ADR (OIL & GAS EXTRACTION)                                                             370,422
      6,945  MEDIASET SPA (COMMUNICATIONS)                                                                   82,520
     10,500  SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                                        44,500
     23,600  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                              127,407

                                                                                                            785,659
                                                                                                        -----------
JAPAN - 23.66%
      3,000  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                         139,685
      7,480  CANON INCORPORATED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                         356,347
      7,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                                                               74,461
      2,300  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                                                     137,781
         39  JAPAN TELECOM HOLDINGS COMPANY LIMITED (COMMUNICATIONS)                                        104,442
      9,400  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                           256,555
      5,600  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  113,912
      1,200  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                         252,944
     59,000  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                                     374,359
         50  MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                        390,035
     10,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                    90,324
     35,600  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
             SERVICE STATIONS)                                                                              406,591
     32,060  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS,
             DEALERS, EXCHANGES & SERVICES)                                                                 545,950
         73  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                       165,522
      6,814  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                         134,474
      2,800  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
             MOBILE HOME DEALERS)                                                                            66,492
     14,400  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                         227,213
      5,100  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                               208,435
        500  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)                                                                             62,238
      5,600  TOYOTA MOTOR CORPORATION ADR (TRANSPORTATION EQUIPMENT)                                        385,000
        150  UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                            720,817

                                                                                                          5,213,577
                                                                                                        -----------

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
KOREA (SOUTH) - 0.28%
        600  SAMSUNG ELECTRONICS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT) !                                                   $    61,813
                                                                                                        -----------
MEXICO - 0.86%
      3,878  CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                        101,603
    102,700  GRUPO FINANCIERO BBVA BANCOMER SA DE CV SERIES B (FINANCIAL SERVICES) +                         87,737

                                                                                                            189,340
                                                                                                        -----------
NETHERLANDS - 5.61%
      3,500  ASM HOLDING NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT) +                                                                    69,400
      2,300  EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)                           54,686
      6,800  ING GROEP NV (FINANCIAL SERVICES)                                                              158,592
     20,000  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS) +                                                  154,390
     17,700  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES (ELECTRONIC &
             OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                            514,893
      5,400  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                        284,712

                                                                                                          1,236,673
                                                                                                        -----------
PORTUGAL - 0.39%
     33,000  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          86,995
                                                                                                        -----------
SPAIN - 0.81%
      5,800  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                    68,696
      5,600  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                           109,203

                                                                                                            177,899
                                                                                                        -----------
SWEDEN - 1.29%
      4,500  AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                                                      173,864
      4,600  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE
             FROM FABRICS & SIMILAR MATERIALS)                                                              109,321

                                                                                                            283,185
                                                                                                        -----------
SWITZERLAND - 10.67%
     14,900  ADECCO SA ADR (MISCELLANEOUS SERVICES)                                                         240,039
      2,100  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                  50,431
      5,100  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       186,598
      2,370  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)                                                                            110,380
      6,300  NESTLE SA ADR (FOOD & KINDRED PRODUCTS)                                                        393,511
     10,000  NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                  458,900
        160  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                            100,392
     10,300  STMICROELECTRONICS NV NY SHARES (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                             278,203
      2,200  SWISS REINSURANCE (INSURANCE CARRIERS)                                                         148,534
      5,600  UBS AG (FINANCIAL SERVICES)                                                                    383,521

                                                                                                          2,350,509
                                                                                                        -----------
TAIWAN - 0.42%
      9,100  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC &
             OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT) +                           93,184
                                                                                                        -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
UNITED KINGDOM - 19.83%
     35,500  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                     $   316,641
      5,600  BP PLC ADR (PETROLEUM REFINING & RELATED INDUSTRIES)                                           276,360
     10,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS) +                                                125,848
     35,700  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                               134,847
     43,400  COMPASS GROUP PLC (EATING & DRINKING PLACES)                                                   295,233
      3,300  DIAGEO PLC ADR (FOOD & KINDRED PRODUCTS)                                                       174,438
      8,800  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                          410,256
     38,700  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                    608,270
     11,400  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                            257,955
     12,600  RIO TINTO PLC (METAL MINING)                                                                   348,039
      9,000  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                     265,194
     21,800  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                               183,127
     22,600  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                            104,279
    228,800  VODAFONE GROUP PLC (COMMUNICATIONS)                                                            567,279
      3,800  VODAFONE GROUP PLC ADR (COMMUNICATIONS)                                                         95,152
     20,900  WPP GROUP PLC (COMMUNICATIONS)                                                                 205,217

                                                                                                          4,368,135
                                                                                                        -----------

TOTAL COMMON STOCK (COST $17,607,045)                                                                    21,359,730
                                                                                                        -----------
SHORT-TERM INVESTMENTS - 3.83%
MUTUAL FUND - 3.83%
    844,111  WELLS FARGO MONEY MARKET TRUST ~                                                               844,111
                                                                                                        -----------

TOTAL SHORT-TERM INVESTMENTS (COST $844,111)                                                                844,111

                                                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $18,451,156) *                        100.77%                                                     $22,203,841
OTHER ASSETS AND LIABILITIES, NET            (0.77)                                                        (170,406)
                                            ------                                                      -----------
Total Net Assets                            100.00%                                                     $22,033,435
                                            ------                                                      -----------


 + NON-INCOME EARNING SECURITIES.
 ! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE
   144A OR SECURITIES OFFERED PERSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF
   1933, AS AMENDED.
 ~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
   PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN
   INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS $18,998,504 AND NET UNREALIZED
   APPRECIATION (DEPRECIATION) CONSISTS OF:
   GROSS UNREALIZED APPRECIATION                      $3,783,174
   GROSS UNREALIZED DEPRECIATION                        (577,837)
                                                      ----------
   NET UNREALIZED APPRECIATION (DEPRECIATION)         $3,205,337




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST LARGE COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
COMMON STOCK - 97.85%
APPAREL & ACCESSORY STORES - 2.59%
     55,700  KOHLS CORPORATION +                                                                        $ 2,503,158
                                                                                                        -----------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 8.14%
     35,200  FASTENAL COMPANY                                                                             1,757,888
     84,500  HOME DEPOT INCORPORATED                                                                      2,998,905
     56,300  LOWE'S COMPANIES INCORPORATED                                                                3,118,457

                                                                                                          7,875,250
                                                                                                        -----------
BUSINESS SERVICES - 24.89%
     20,000  AUTOMATIC DATA PROCESSING INCORPORATED                                                         792,200
      7,600  DST SYSTEMS INCORPORATED +                                                                     317,376
     92,800  EBAY INCORPORATED +                                                                          5,993,952
    118,000  FIRST DATA CORPORATION                                                                       4,848,620
     70,000  FISERV INCORPORATED +                                                                        2,765,700
     33,900  IMS HEALTH INCORPORATED                                                                        842,754
    212,200  MICROSOFT CORPORATION                                                                        5,843,988
     49,900  SUNGARD DATA SYSTEMS INCORPORATED +                                                          1,382,729
     35,200  VERITAS SOFTWARE CORPORATION +                                                               1,308,032

                                                                                                         24,095,351
                                                                                                        -----------
CHEMICALS & ALLIED PRODUCTS - 8.72%
     64,100  AMGEN INCORPORATED +                                                                         3,961,380
    126,850  PFIZER INCORPORATED                                                                          4,481,610

                                                                                                          8,442,990
                                                                                                        -----------
DEPOSITORY INSTITUTIONS - 1.17%
     21,800  STATE STREET CORPORATION                                                                     1,135,344
                                                                                                        -----------
EDUCATIONAL SERVICES - 1.30%
     18,500  APOLLO GROUP INCORPORATED CLASS A +                                                          1,258,000
                                                                                                        -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.60%
    202,000  INTEL CORPORATION                                                                            6,504,400
    164,000  NOKIA OYJ ADR                                                                                2,788,000

                                                                                                          9,292,400
                                                                                                        -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.77%
     98,050  PAYCHEX INCORPORATED                                                                         3,647,460
                                                                                                        -----------
GENERAL MERCHANDISE STORES - 0.90%
     24,400  FAMILY DOLLAR STORES INCORPORATED                                                              875,472
                                                                                                        -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.20%
    208,000  CISCO SYSTEMS INCORPORATED +                                                                 5,052,320
     95,500  DELL INCORPORATED +                                                                          3,243,180
    122,500  EMC CORPORATION +                                                                            1,582,700

                                                                                                          9,878,200
                                                                                                        -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST LARGE COMPANY GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                                  VALUE
INSURANCE CARRIERS - 4.83%
     70,475  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                  $ 4,671,083
                                                                                                        -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.95%
    118,575  MEDTRONIC INCORPORATED                                                                       5,763,931
                                                                                                        -----------
MISCELLANEOUS RETAIL - 2.35%
     42,800  WAL-MART STORES INCORPORATED                                                                 2,270,540
                                                                                                        -----------
PERSONAL SERVICES - 2.69%
     52,000  CINTAS CORPORATION                                                                           2,606,760
                                                                                                        -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 9.45%
    274,750  CHARLES SCHWAB CORPORATION                                                                   3,253,040
     59,675  GOLDMAN SACHS GROUP INCORPORATED                                                             5,891,713

                                                                                                          9,144,753
                                                                                                        -----------
WHOLESALE TRADE NON-DURABLE GOODS - 1.30%
     20,600  CARDINAL HEALTH INCORPORATED                                                                 1,259,896
                                                                                                        -----------

TOTAL COMMON STOCK (COST $101,673,942)                                                                   94,720,588
                                                                                                        -----------
SHORT-TERM INVESTMENTS - 3.07%
MUTUAL FUND - 3.07%
  2,967,106  WELLS FARGO MONEY MARKET TRUST ~                                                             2,967,106
                                                                                                        -----------

TOTAL SHORT-TERM INVESTMENTS (COST $2,967,106)                                                            2,967,106
                                                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $104,641,048) *                       100.92%                                                     $97,687,694
OTHER ASSETS AND LIABILITIES, NET            (0.92)                                                        (885,823)
                                            ------                                                      -----------
Total Net Assets                            100.00%                                                     $96,801,871
                                            ------                                                      -----------


 + NON-INCOME EARNING SECURITIES.
 ~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
   PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS $105,925,266 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
   GROSS UNREALIZED APPRECIATION                    $ 10,119,642
   GROSS UNREALIZED DEPRECIATION                     (18,357,214)
                                                    ------------
   NET UNREALIZED APPRECIATION (DEPRECIATION)       $ (8,237,572)





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
PRINCIPAL    SECURITY NAME                                           INTEREST RATE  MATURITY DATE          VALUE
CERTIFICATES OF DEPOSIT - 3.68%
  1,000,000  NORDEA BANK FINLAND NEW YORK                                   1.34% ^  10/08/2004      $      999,692
  2,000,000  UNICREDITO ITALIANO SPA                                        1.13 ^   04/19/2004           2,000,030

TOTAL CERTIFICATES OF DEPOSIT (COST $2,999,722)                                                           2,999,722
                                                                                                        -----------
COMMERCIAL PAPER - 46.97%
  2,500,000  AQUINAS FUNDING LLC !                                          1.12 ^   04/05/2004           2,492,689
  2,500,000  DAIMLERCHRYSLER REVOLVING AUTO CONDUIT LLC                     1.10 ^   01/26/2004           2,498,167
  2,000,000  DEN NORSKE BANK ASA                                            1.11 ^   02/09/2004           1,997,657
  2,500,000  EUREKA SECURITIZATION INCORPORATED !                           1.10 ^   01/22/2004           2,498,472
  2,500,000  GALAXY FUNDING INCORPORATED !                                  1.15 ^   06/03/2004           2,487,781
  2,400,000  HOLDENBY CAPITAL COMPANY LLC !                                 1.12 ^   03/03/2004           2,395,445
  2,500,000  LEGACY CAPITAL LLC !                                           1.12 ^   02/20/2004           2,496,189
  2,500,000  LEXINGTON PARKER CAPITAL CORPORATION !                         1.14 ^   02/27/2004           2,495,567
  2,500,000  NATEXIS BANQUES POPULAIRES US FINANCE COMPANY LLC              1.17 ^   04/14/2004           2,491,631
  2,500,000  NATIONWIDE BUILDING SOCIETY                                    1.10 ^   02/12/2004           2,496,868
  2,500,000  NETWORK RAIL COMMERCIAL PAPER FINANCE PLC !                    1.10 ^   02/17/2004           2,496,486
  2,500,000  NIEUW AMSTERDAM RECEIVABLES !                                  1.16 ^   06/09/2004           2,487,192
  1,500,000  NORTHERN ROCK PLC                                              1.13 ^   02/11/2004           1,498,117
  2,500,000  PERRY III FUNDING CORPORATION !                                1.13 ^   03/03/2004           2,495,213
  2,500,000  REGENCY MARKETS NUMBER 1 LLC !                                 1.11 ^   01/20/2004           2,498,612
  2,500,000  SPINTAB-SWEDMORTGAGE AB !                                      1.10 ^   03/11/2004           2,494,681

TOTAL COMMERCIAL PAPER (COST $38,320,767)                                                                38,320,767
                                                                                                        -----------
EXTENDABLE BONDS - 3.68%
  2,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                        1.25     01/07/2005           2,001,923
  1,000,000  NORTHERN ROCK PLC!+/-                                          1.18     12/09/2004           1,000,000

TOTAL EXTENDABLE BONDS (COST $3,001,923)                                                                  3,001,923
                                                                                                        -----------
MEDIUM TERM NOTES - 18.44%
  1,000,000  ABBEY NATIONAL TREASURY SERVICES PLC+/-                        1.15     06/10/2004           1,000,000
  2,500,000  AEGON NV+/-                                                    1.16     07/15/2004           2,499,353
  2,500,000  BANK ONE CORPORATION+/-                                        1.27     05/28/2004           2,501,170
  2,500,000  BEAR STEARNS COMPANIES INCORPORATED+/-                         1.62     10/22/2004           2,509,482
  1,000,000  BELFORD US CAPITAL COMPANY!+/-                                 1.17     03/08/2004           1,000,000
  2,500,000  CC (USA) INCORPORATED!+/-                                      1.12     07/01/2004           2,499,629
  2,000,000  LIBERTY LIGHTHOUSE US CAPITAL COMPANY!+/-                      1.13     07/19/2004           1,999,892
  1,000,000  M&I MARSHALL & ILSLEY BANK                                     5.25     12/15/2004           1,035,339

TOTAL MEDIUM TERM NOTES (COST $15,044,865)                                                               15,044,865
                                                                                                        -----------
US GOVERNMENT AGENCY SECURITIES - 1.23%
FEDERAL HOME LOAN BANK - 1.23%
  1,000,000  FHLB                                                           3.38     05/14/2004           1,007,410

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $1,007,410)                                                   1,007,410
                                                                                                        -----------

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
PRINCIPAL    SECURITY NAME                                           INTEREST RATE  MATURITY DATE          VALUE
PROMISSORY NOTE - 1.23%
    500,000  GOLDMAN SACHS GROUP INCORPORATED+/-                            1.21%    07/26/2004         $   500,000
    500,000  GOLDMAN SACHS GROUP INCORPORATED+/-                            1.21     07/26/2004             500,000

TOTAL PROMISSORY NOTE (COST $1,000,000)                                                                   1,000,000
                                                                                                        -----------
REPURCHASE AGREEMENTS - 22.38%
  2,000,000  BANC AMERICA SECURITIES LLC                                    1.03     01/02/2004           2,000,000
  5,000,000  GOLDMAN SACHS AND COMPANY                                      1.02     01/02/2004           5,000,000
  2,000,000  JP MORGAN CHASE COMPANY                                        1.04     01/02/2004           2,000,000
  6,257,000  JP MORGAN CHASE COMPANY                                        1.03     01/02/2004           6,257,000
  3,000,000  SOLOMON SMITH BARNEY HOLDINGS INCORPORATED                     1.04     01/02/2004           3,000,000

TOTAL REPURCHASE AGREEMENTS (COST $18,257,000)                                                           18,257,000
                                                                                                        -----------
TIME DEPOSITS - 2.45%
  2,000,000  ROYAL BANK OF SCOTLAND PLC                                     1.13     01/02/2004           2,000,000

TOTAL TIME DEPOSITS (COST $2,000,000)                                                                     2,000,000
                                                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $81,631,687) *                        100.06%                                                     $81,631,687
OTHER ASSETS AND LIABILITIES, NET            (0.06)                                                         (48,660)
                                            ------                                                      -----------
Total Net Assets                            100.00%                                                     $81,583,027
                                            ------                                                      -----------


! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PERSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
+/- VARIABLE RATE SECURITIES.
 ^  ZERO COUPON/STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
    MATURITY.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST SMALL CAP GROWTH  FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
COMMON STOCK - 94.31%
AMUSEMENT & RECREATION SERVICES - 0.84%
     28,100  Multimedia Games Incorporated +                                         $  1,154,910
                                                                                     ------------
APPAREL & ACCESSORY STORES - 1.12%
     51,481  FINISH LINE INCORPORATED CLASS A +                                         1,542,885
                                                                                     ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.30%
     95,373  CSK AUTO CORPORATION +                                                     1,790,151
                                                                                     ------------
BUSINESS SERVICES - 24.89%
     48,663  ACTIVISION INCORPORATED +                                                    885,667
     58,500  ADMINISTAFF INCORPORATED +                                                 1,016,730
     49,300  AKAMAI TECHNOLOGIES INCORPORATED +                                           529,975
    144,300  ALLIANCE DATA SYSTEMS CORPORATION +                                        3,994,224
    110,100  AQUANTIVE INCORPORATED +                                                   1,128,525
     35,600  ARBITRON INCORPORATED +                                                    1,485,232
     55,300  ASCENTIAL SOFTWARE CORPORATION +                                           1,433,929
     85,400  ASK JEEVES INCORPORATED +                                                  1,547,448
    145,897  AUTOBYTEL INCORPORATED +                                                   1,324,745
     17,200  CERTEGY INCORPORATED                                                         564,160
     43,700  CHECKFREE CORPORATION +                                                    1,208,305
    203,999  CNET NETWORKS INCORPORATED +                                               1,391,273
     70,100  DIGITAL INSIGHT CORPORATION +                                              1,745,490
     58,862  GTECH HOLDINGS CORPORATION                                                 2,913,080
     58,600  MACROMEDIA INCORPORATED +                                                  1,045,424
     44,900  MAGMA DESIGN AUTOMATION INCORPORATED +                                     1,047,966
     72,500  MANHATTAN ASSOCIATES INCORPORATED +                                        2,003,900
          1  NETIQ CORPORATION +                                                               13
     49,122  OPEN SOLUTIONS INCORPORATED +                                                863,074
     63,758  QUEST SOFTWARE INCORPORATED +                                                905,364
     33,500  SAFENET INCORPORATED +                                                     1,030,795
     92,400  SUPPORTSOFT INCORPORATED +                                                 1,215,060
     85,500  SYKES ENTERPRISES INCORPORATED +                                             731,880
     80,300  TIBCO SOFTWARE INCORPORATED +                                                543,631
     59,969  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A +                      1,357,098
    147,050  UNITED ONLINE INCORPORATED +                                               2,468,969

                                                                                       34,381,957
                                                                                     ------------
CHEMICALS & ALLIED PRODUCTS - 9.52%
     98,665  ANDRX CORPORATION +                                                        2,371,907
     21,300  ANGIOTECH PHARMACEUTICALS INCORPORATED +                                     979,800
    103,575  BIOMARIN PHARMACEUTICAL INCORPORATED +                                       804,674
     93,500  ILEX ONCOLOGY INCORPORATED +                                               1,986,875
    138,419  INSPIRE PHARMACEUTICALS INCORPORATED +                                     1,960,013
     48,900  MEDICINES COMPANY +                                                        1,440,594
     21,400  NEUROCRINE BIOSCIENCES INCORPORATED +                                      1,167,156

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST SMALL CAP GROWTH  FUND
-------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                               VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     48,137  NPS Pharmaceuticals Incorporated +                                      $  1,479,731
     41,807  UNITED THERAPEUTICS CORPORATION +                                            959,471

                                                                                       13,150,221
                                                                                     ------------
COMMUNICATIONS - 8.56%
     59,300  AMERICAN TOWER CORPORATION CLASS A +                                         641,626
     94,170  CUMULUS MEDIA INCORPORATED CLASS A +                                       2,071,740
     50,100  GRAY TELEVISION INCORPORATED                                                 757,512
     36,300  LIN TV CORPORATION CLASS A +                                                 936,903
     97,800  NET2PHONE INCORPORATED +                                                     665,040
    169,906  NEXTEL PARTNERS INCORPORATED CLASS A +                                     2,285,236
     21,500  NII HOLDINGS INCORPORATED CLASS B +                                        1,604,545
    148,300  RADIO ONE INCORPORATED CLASS D +                                           2,862,190

                                                                                       11,824,792
                                                                                     ------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.83%
     39,691  CHICAGO BRIDGE & IRON COMPANY NV                                           1,147,070
                                                                                     ------------
DEPOSITORY INSTITUTIONS - 2.77%
     40,598  BANKATLANTIC BANCORP INCORPORATED CLASS A                                    771,362
     16,000  EAST WEST BANCORP INCORPORATED                                               858,880
     24,000  SOUTH FINANCIAL GROUP INCORPORATED                                           668,640
     26,178  TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A                               968,586
     18,157  UNITED BANKSHARES INCORPORATED                                               566,498

                                                                                        3,833,966
                                                                                     ------------
EDUCATIONAL SERVICES - 2.00%
     33,800  LEARNING TREE INTERNATIONAL INCORPORATED +                                   587,782
     75,500  SYLVAN LEARNING SYSTEMS INCORPORATED +                                     2,173,645

                                                                                        2,761,427
                                                                                     ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.60%
    105,597  ARTISAN COMPONENTS INCORPORATED +                                          2,164,739
    101,500  GRAFTECH INTERNATIONAL LIMITED +                                           1,370,250
     94,535  INTEGRATED DEVICE TECHNOLOGY INCORPORATED +                                1,623,166
    136,832  MCDATA CORPORATION CLASS A +                                               1,304,009
     29,225  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED +                   1,276,840

                                                                                        7,739,004
                                                                                     ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.66%
     79,595  CIPHERGEN BIOSYSTEMS INCORPORATED +                                          894,648
    134,454  KROLL INCORPORATED +                                                       3,495,804
     38,300  LECG CORPORATION +                                                           876,687
     64,794  RESOURCES CONNECTION INCORPORATED +                                        1,769,524
     22,309  THE ADVISORY BOARD COMPANY +                                                 778,807

                                                                                        7,815,470
                                                                                     ------------


WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST SMALL CAP GROWTH  FUND
-------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                     VALUE
HEALTH SERVICES - 1.56%
     37,200  ACCREDO HEALTH INCORPORATED +                                                 $  1,175,892
     36,700  COVANCE INCORPORATED +                                                             983,560

                                                                                              2,159,452
                                                                                           ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.81%
     37,600  FAIRMONT HOTELS & RESORTS INCORPORATED                                           1,020,464
     66,700  STATION CASINOS INCORPORATED                                                     2,043,021
     29,500  WYNN RESORTS LIMITED +                                                             826,295

                                                                                              3,889,780
                                                                                           ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.00%
     31,000  ACTUANT CORPORATION CLASS A +                                                    1,122,200
    125,900  GRANT PRIDECO INCORPORATED +                                                     1,639,218

                                                                                              2,761,418
                                                                                           ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.45%
     22,700  NATIONAL FINANCIAL PARTNERS CORPORATION                                            625,385
                                                                                           ------------
INSURANCE CARRIERS - 1.49%
     36,751  CENTENE CORPORATION +                                                            1,029,396
     49,767  SCOTTISH RE GROUP LIMITED                                                        1,034,158

                                                                                              2,063,554
                                                                                           ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 4.35%
     36,167  COOPER COMPANIES INCORPORATED                                                    1,704,551
    169,800  PERKINELMER INCORPORATED                                                         2,898,486
     12,339  RESPIRONICS INCORPORATED +                                                         556,365
     41,600  THERASENSE INCORPORATED +                                                          844,480

                                                                                              6,003,882
                                                                                           ------------
MISCELLANEOUS RETAIL - 3.10%
    147,200  MARVEL ENTERPRISES INCORPORATED +                                                4,284,992
                                                                                           ------------
MOTION PICTURES - 2.08%
    127,300  MACROVISION CORPORATION +                                                        2,875,707
                                                                                           ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.49%
     25,500  CNF INCORPORATED                                                                   864,450
     60,800  SIRVA INCORPORATED +                                                             1,188,032

                                                                                              2,052,482
                                                                                           ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.75%
     28,400  WESTCORP                                                                         1,038,020
                                                                                           ------------
OIL & GAS EXTRACTION - 0.78%
     21,900  PATINA OIL & GAS CORPORATION                                                     1,072,881
                                                                                           ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.46%
     32,016  JEFFERIES GROUP INCORPORATED                                                     1,057,168
    160,100  KNIGHT TRADING GROUP INCORPORATED +                                              2,343,864

                                                                                              3,401,032
                                                                                           ------------


PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST SMALL CAP GROWTH  FUND
-------------------------------------------------------------------------------------------------------
SHARES       SECURITY NAME                                                                     VALUE
TRANSPORTATION BY AIR - 1.79%
    197,200  MESA AIR GROUP INCORPORATED +                                                 $  2,468,944
                                                                                           ------------
TRANSPORTATION EQUIPMENT - 1.70%
     33,400  BRUNSWICK CORPORATION                                                            1,063,122
     14,470  POLARIS INDUSTRIES INCORPORATED                                                  1,281,753

                                                                                              2,344,875
                                                                                           ------------
TRANSPORTATION SERVICES - 1.54%
    105,571  PACER INTERNATIONAL INCORPORATED +                                               2,134,646
                                                                                           ------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.95%
     54,707  PRIORITY HEALTHCARE CORPORATION CLASS B +                                        1,318,986
                                                                                           ------------
WHOLESALE TRADE-DURABLE GOODS - 1.92%
     13,632  HUGHES SUPPLY INCORPORATED                                                         676,420
    104,800  INSIGHT ENTERPRISES INCORPORATED +                                               1,970,240

                                                                                              2,646,660
                                                                                           ------------

TOTAL COMMON STOCK (COST $113,789,132)                                                      130,284,549
                                                                                           ------------
SHORT-TERM INVESTMENTS - 6.15%
MUTUAL FUND - 6.15%
  8,503,249  WELLS FARGO MONEY MARKET TRUST ~                                                 8,503,249
                                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,503,249)                                                8,503,249
                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $122,292,381) *                       100.46%                                        $138,787,798
OTHER ASSETS AND LIABILITIES, NET            (0.46)                                            (636,475)
                                            ------                                         ------------
Total Net Assets                            100.00%                                        $138,151,323
                                            ------                                         ------------


 + NON-INCOME EARNING SECURITIES.
 ~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
   PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS $122,706,546 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
   GROSS UNREALIZED APPRECIATION                     $17,888,409
   GROSS UNREALIZED DEPRECIATION                      (1,807,157)
                                                     -----------
   NET UNREALIZED APPRECIATION (DEPRECIATION)        $16,081,252





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------
PRINCIPAL    SECURITY NAME                                            INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES - 6.21%
$   250,000  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2003-4
             CLASS A                                                        1.69%    01/15/2009         $   245,263
    250,000  BANK ONE AUTO SECURITIZATION TRUST SERIES 2003-1
             CLASS A3                                                       1.82     09/20/2007             248,452
    255,000  BANK ONE ISSUANCE TRUST SERIES 2003-A7 CLASS A7                3.35     03/15/2011             253,829
    355,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A1
             CLASS A1                                                       6.90     10/15/2007             384,629
    565,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3
             CLASS A3                                                       6.88     11/16/2009             643,368
    275,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A7
             CLASS A7                                                       4.15     07/07/2017             255,290
    500,000  FORD CREDIT AUTO OWNER TRUST SERIES 2003-A CLASS A3A           2.20     07/17/2006             503,226
    360,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1
             CLASS A1                                                       5.75     10/15/2008             387,173
    230,000  MBNA MASTER CREDIT CARD TRUST USA SERIES 2000-L
             CLASS A                                                        6.50     04/15/2010             257,878
     85,000  PECO ENERGY TRANSITION TRUST SERIES 2000-A CLASS A3            7.63     03/01/2010              99,943
     50,000  TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2002-C
             CLASS A3                                                       2.65     11/15/2006              50,449
    470,000  USAA AUTO OWNER TRUST SERIES 2003-1 CLASS A3                   1.58     06/15/2007             467,666
    621,000  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2003-1
             CLASS A4                                                       1.93     01/20/2010             608,448

TOTAL ASSET BACKED SECURITIES (COST $4,461,880)                                                           4,405,614
                                                                                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.02%
    650,000  NOMURA ASSET SECURITIES CORPORATION SERIES 1998-D6
             CLASS A1B                                                      6.59     03/15/2030             727,382

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $750,727)                                                   727,382
                                                                                                        -----------
CORPORATE BONDS & NOTES - 23.33%
CHEMICALS & ALLIED PRODUCTS - 0.57%
    400,000  WYETH                                                          5.50     02/01/2014             404,566
                                                                                                        -----------
COMMUNICATIONS - 5.99%
     95,000  AT&T CORPORATION                                               8.75     11/15/2031             111,014
    275,000  AT&T WIRELESS SERVICES INCORPORATED                            8.13     05/01/2012             323,387
    240,000  BRITISH SKY BROADCASTING PLC                                   8.20     07/15/2009             285,722
    110,000  BRITISH TELECOMMUNICATIONS PLC                                 8.38     12/15/2010             133,856
     45,000  BRITISH TELECOMMUNICATIONS PLC                                 8.88     12/15/2030              58,842
    130,000  CITIZENS COMMUNICATIONS                                        9.25     05/15/2011             153,692
    414,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED             8.38     03/15/2013             506,549
    176,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                      8.75     06/15/2030             224,827
    189,000  FRANCE TELECOM                                                 8.45     03/01/2006             211,112
    145,000  INTELSAT LIMITED !                                             6.50     11/01/2013             151,292
    125,000  LIBERTY MEDIA CORPORATION                                      7.88     07/15/2009             144,797
    255,000  SPRINT CAPITAL CORPORATION                                     8.38     03/15/2012             297,789
     70,000  SPRINT CAPITAL CORPORATION                                     8.75     03/15/2032              82,697
    220,000  TELECOM ITALIA CAPITAL !                                       5.25     11/15/2013             220,438
    185,000  TELEFONOS DE MEXICO SA !                                       4.50     11/19/2008             185,281
    645,000  TIME WARNER INCORPORATED                                       6.88     05/01/2012             725,822
    225,000  VERIZON GLOBAL FUNDING CORPORATION                             7.75     12/01/2030             264,310
    170,000  VODAFONE GROUP PLC                                             3.95     01/30/2008             172,712

                                                                                                          4,254,139
                                                                                                        -----------
DEPOSITORY INSTITUTIONS - 2.41%
    425,000  BANK OF AMERICA CORPORATION                                    3.25     08/15/2008             419,837
    205,000  BANK OF AMERICA CORPORATION                                    5.88     02/15/2009             224,618
    105,000  CAPITAL ONE BANK                                               5.75     09/15/2010             111,072

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------
PRINCIPAL    SECURITY NAME                                            INTEREST RATE  MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$   140,000  PNC FUNDING CORPORATION                                        5.25%    11/15/2015         $   138,738
    160,000  ROYAL BANK OF SCOTLAND GROUP                                   5.00     11/12/2013             160,566
    210,000  UNION PLANTERS CORPORATION                                     4.38     12/01/2010             209,136
    135,000  US BANCORP SERIES MTNN                                         3.13     03/15/2008             133,129
    140,000  WACHOVIA BANK NA                                               5.00     08/15/2015             138,534
    170,000  ZIONS BANCORPORATION                                           6.00     09/15/2015             178,246

                                                                                                          1,713,876
                                                                                                        -----------
ELECTRIC, GAS & SANITARY SERVICES - 1.20%
    140,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                   5.25     06/01/2015             137,486
     80,000  AMERICAN ELECTRIC POWER SERIES C                               5.38     03/15/2010              83,820
     60,000  DUKE ENERGY CORPORATION                                        6.25     01/15/2012              64,895
     45,000  PROGRESS ENERGY INCORPORATED                                   7.75     03/01/2031              52,433
    320,000  SOUTHERN CALIFORNIA EDISON                                     8.00     02/15/2007             366,000
    145,000  VIRGINIA ELECTRIC AND POWER                                    4.50     12/15/2010             146,201

                                                                                                            850,835
                                                                                                        -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.70%
    380,000  LOCKHEED MARTIN CORPORATION                                    8.50     12/01/2029             497,942
                                                                                                        -----------
FINANCIAL SERVICES - 0.50%
    115,000  CITIGROUP INCORPORATED                                         7.25     10/01/2010             134,039
    230,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                3.25     06/15/2009             223,713

                                                                                                            357,752
                                                                                                        -----------
FOOD & KINDRED PRODUCTS - 0.85%
    165,000  BOTTLING GROUP LLC                                             4.63     11/15/2012             164,103
    263,000  KELLOGG COMPANY SERIES B                                       7.45     04/01/2031             310,629
    125,000  KRAFT FOODS INCORPORATED                                       5.25     10/01/2013             126,126

                                                                                                            600,858
                                                                                                        -----------
FOOD STORES - 0.38%
     30,000  YUM! BRANDS INCORPORATED                                       7.65     05/15/2008              34,050
    205,000  YUM! BRANDS INCORPORATED                                       7.70     07/01/2012             236,006

                                                                                                            270,056
                                                                                                        -----------
FOREIGN GOVERNMENT - 1.36% @
    135,000  CHILE GOVERNMENT INTERNATIONAL BOND                            5.50     01/15/2013             138,848
    600,000  MEXICO GOVERNMENT INTERNATIONAL BOND                           8.63     03/12/2008             706,500
     95,000  QUEBEC PROVINCE                                                7.50     09/15/2029             118,329

                                                                                                            963,677
                                                                                                        -----------
FORESTRY - 0.24%
    155,000  WEYERHAEUSER COMPANY                                           6.75     03/15/2012             169,096
                                                                                                        -----------
HEALTH SERVICES - 0.50%
    140,000  HUMANA INCORPORATED                                            6.30     08/01/2018             147,379
    190,000  MEDCO HEALTH SOLUTIONS INCORPORATED                            7.25     08/15/2013             207,281

                                                                                                            354,660
                                                                                                        -----------

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------
PRINCIPAL    SECURITY NAME                                            INTEREST RATE  MATURITY DATE        VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.20%
$   130,000  PEMEX PROJECT FUNDING MASTER TRUST                             8.63%    02/01/2022         $   143,975
                                                                                                        -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.48%
    330,000  TYCO INTERNATIONAL GROUP SA !                                  6.00     11/15/2013             339,900
                                                                                                        -----------
METAL MINING - 0.27%
    190,000  BHP BILLITON FINANCE USA BV                                    4.80     04/15/2013             190,484
                                                                                                        -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.56%
    320,000  GENERAL ELECTRIC COMPANY                                       5.00     02/01/2013             323,627
     60,000  TRW INCORPORATED                                               7.75     06/01/2029              71,939

                                                                                                            395,566
                                                                                                        -----------
MOTION PICTURES - 0.18%
    100,000  TIME WARNER ENTERTAINMENT COMPANIES LP                         8.38     07/15/2033             126,979
                                                                                                        -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.16%
     85,000  CITIGROUP INCORPORATED                                         6.00     10/31/2033              84,991
    140,000  FORD MOTOR CREDIT COMPANY+/-                                   3.04     10/25/2004             141,322
    135,000  FORD MOTOR CREDIT COMPANY                                      7.38     10/28/2009             148,252
    265,000  FORD MOTOR CREDIT COMPANY                                      7.00     10/01/2013             279,490
    100,000  FORD MOTOR CREDIT COMPANY+/-                                   1.06     08/15/2048              94,508
    805,000  GENERAL MOTORS ACCEPTANCE CORPORATION                          6.88     09/15/2011             867,087
    180,000  HOUSEHOLD FINANCE CORPORATION                                  4.75     07/15/2013             175,067
    150,000  MBNA AMERICA BANK NA SERIES BKNT                               5.38     01/15/2008             159,487
    165,000  SLM CORPORATION SERIES MTNA                                    5.00     10/01/2013             163,949
    130,000  TOYOTA MOTOR CREDIT CORPORATION                                4.35     12/15/2010             131,774

                                                                                                          2,245,927
                                                                                                        -----------
OIL & GAS EXTRACTION - 0.43%
    170,000  ENCANA CORPORPORATION                                          4.75     10/15/2013             167,598
    130,000  HALLIBURTON COMPANY !                                          5.50     10/15/2010             135,956

                                                                                                            303,554
                                                                                                        -----------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.18%
    105,000  ALBERTA ENERGY COMPANY LIMITED                                 7.38     11/01/2031             124,694
                                                                                                        -----------
PIPELINES, EXCEPT NATURAL GAS - 0.30%
    190,000  CENTERPOINT ENERGY RESOURCES CORPORATION !                     7.88     04/01/2013             215,098
                                                                                                        -----------
PRIMARY METAL INDUSTRIES - 0.23%
    160,000  ALCAN INCORPORATED                                             5.20     01/15/2014             161,725
                                                                                                        -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.19%
    125,000  VIACOM INCORPORATED                                            5.63     05/01/2007             135,149
                                                                                                        -----------
RAILROAD TRANSPORTATION - 1.11%
    370,000  CANADIAN NATIONAL RAILWAY COMPANY                              7.38     10/15/2031             436,518
    325,000  UNION PACIFIC CORPORATION                                      6.13     01/15/2012             352,175

                                                                                                            788,693
                                                                                                        -----------


PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------


   VARIABLE TRUST TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------
PRINCIPAL    SECURITY NAME                                            INTEREST RATE  MATURITY DATE        VALUE
REAL ESTATE - 0.55%
$   135,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                    6.00%    03/01/2015         $   139,349
    250,000  HEALTH CARE REAL ESTATE INVESTMENT TRUST                       6.00     11/15/2013             252,654

                                                                                                            392,003
                                                                                                        -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.42%
    295,000  MERRILL LYNCH & COMPANY                                        5.30     09/30/2015             296,192
                                                                                                        -----------
TRANSPORTATION EQUIPMENT - 0.37%
    145,000  DAIMLER CHRYSLER NA HOLDING CORPORATION                        6.50     11/15/2013             152,744
     90,000  NORTHROP GRUMMAN CORPORATION                                   7.75     02/15/2031             109,440

                                                                                                            262,184
                                                                                                        -----------

TOTAL CORPORATE BONDS & NOTES (COST $16,340,892)                                                         16,559,580
                                                                                                        -----------
US GOVERNMENT AGENCY SECURITIES - 55.69%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 34.26%
    551,000  FHLMC                                                          4.88     11/15/2013             556,956
    206,615  FHLMC  #A10303                                                 6.00     05/01/2033             213,607
    343,064  FHLMC  #A10419                                                 6.00     06/01/2033             354,674
    565,431  FHLMC  #A10420                                                 6.00     06/01/2033             584,566
    372,726  FHLMC  #A10421                                                 6.00     06/01/2033             385,340
  1,328,707  FHLMC  #A10422                                                 6.00     06/01/2033           1,373,673
    162,494  FHLMC  #A15108                                                 5.50     10/01/2033             164,540
     23,776  FHLMC  #A15179                                                 6.00     11/01/2033              24,580
    240,000  FHLMC  #A16472                                                 5.50     12/01/2033             243,022
     59,000  FHLMC  #A16557                                                 5.50     12/01/2033              59,743
    198,000  FHLMC  #A16676                                                 5.50     12/01/2033             200,493
    190,000  FHLMC  #A16677                                                 5.50     12/01/2033             192,393
    180,000  FHLMC  #A16821                                                 5.50     12/01/2033             182,267
     93,000  FHLMC  #A16839                                                 5.50     01/01/2034              94,160
     63,000  FHLMC  #A16888                                                 5.50     01/01/2034              63,786
    184,000  FHLMC  #A16916                                                 5.50     11/01/2033             186,317
    190,000  FHLMC  #A16917                                                 5.50     11/01/2033             192,392
    227,000  FHLMC  #A16918                                                 5.50     11/01/2033             229,858
    173,000  FHLMC  #A16947                                                 5.50     12/01/2033             175,178
     56,000  FHLMC  #A17082                                                 5.50     12/01/2033              56,705
    753,755  FHLMC  #C90583                                                 6.00     10/01/2022             782,997
  1,343,863  FHLMC  #E97090                                                 5.00     06/01/2013           1,375,050
    434,647  FHLMC  #E99204                                                 4.50     09/01/2013             436,625
    534,573  FHLMC  #E99965                                                 4.50     10/01/2013             537,007
  1,837,738  FHLMC  #G11470                                                 4.50     11/01/2013           1,846,104
  1,161,562  FHLMC  #G11479                                                 5.00     11/01/2013           1,192,982
  1,366,000  FHLMC  #M80874                                                 5.00     12/01/2010           1,403,289
  1,036,401  FHLMC SERIES 2498 CLASS DW                                     4.80     02/15/2029           1,045,833
    925,337  FHLMC SERIES 2500 CLASS MA                                     4.90     02/15/2029             934,514
  1,564,039  FHLMC SERIES 2509 CLASS CA                                     5.00     09/15/2015           1,598,045
    785,004  FHLMC SERIES 2513 CLASS QK                                     5.00     08/15/2028             793,663
    321,125  FHLMC SERIES 2516 CLASS AH                                     5.00     01/15/2016             328,428
    795,828  FHLMC SERIES 2527 CLASS BN                                     5.00     02/15/2016             814,235

WELLS FARGO VARIABLE TRUST FUNDS   PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003
--------------------------------------------------------------------------------


   VARIABLE TRUST TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------
PRINCIPAL    SECURITY NAME                                            INTEREST RATE  MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (Continued)
$   331,863  FHLMC SERIES 2545 CLASS HT                                     4.50%    04/15/2018         $   335,452
    185,835  FHLMC SERIES 2714 CLASS CV                                     5.00     05/15/2023             179,222
  1,445,000  FHLMC SERIES 2723 CLASS QC                                     4.50     10/15/2023           1,488,237
  1,322,000  FHLMC TBA %%                                                   5.00     01/01/2011           1,355,050
  2,308,000  FHLMC TBA %%                                                   5.50     01/01/2034           2,335,408

                                                                                                         24,316,391
                                                                                                        -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.10%
    440,000  FNMA                                                           4.63     10/15/2013             436,901
    722,632  FNMA  #254765                                                  6.50     05/01/2033             755,861
    917,129  FNMA  #254914                                                  4.50     09/01/2013             934,842
    839,289  FNMA  #254958                                                  4.50     10/01/2013             855,498
  1,194,706  FNMA  #254989                                                  4.50     11/01/2013           1,217,779
  1,144,034  FNMA  #702022                                                  6.50     05/01/2033           1,196,641
    800,737  FNMA  #737202                                                  6.00     08/01/2033             828,086
    125,362  FNMA  #743673                                                  6.50     11/01/2033             131,126
     48,165  FNMA  #743965                                                  6.50     11/01/2033              50,380
     26,248  FNMA  #751568                                                  6.00     12/01/2033              27,144
     21,396  FNMA  #754308                                                  6.50     12/01/2033              22,380
  1,002,185  FNMA SERIES 2002-18 CLASS PB                                   5.50     09/25/2013           1,012,381
    890,338  FNMA SERIES 2002-55 CLASS KY                                   4.75     04/25/2028             896,403
    373,800  FNMA SERIES 2002-93 CLASS TB                                   4.50     02/25/2018             377,627
  1,587,312  FNMA SERIES 2003-13 CLASS GA                                   4.50     06/25/2032           1,621,422
    650,000  FNMA SERIES 2003-92 CLASS VH                                   5.00     02/25/2019             628,465
    741,000  FNMA TBA %%                                                    5.50     01/01/2034             750,494
  1,762,000  FNMA TBA %%                                                    6.00     02/01/2034           1,814,860

                                                                                                         13,558,290
                                                                                                        -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.33%
  1,594,000  GNMA TBA %%                                                    6.00     01/01/2034           1,656,265
                                                                                                        -----------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $39,515,960)                                                 39,530,946
                                                                                                        -----------
US TREASURY SECURITIES - 15.63%
US TREASURY BONDS - 12.14%
  3,021,000  US TREASURY BOND                                              12.00     08/15/2013           4,173,937
  1,669,000  US TREASURY BOND                                               7.13     02/15/2023           2,083,056
  2,093,000  US TREASURY BOND                                               6.13     11/15/2027           2,359,694

                                                                                                          8,616,687
                                                                                                        -----------
US TREASURY NOTES - 3.49%
  1,419,000  US TREASURY NOTE                                               3.38     12/15/2008           1,428,645
  1,054,000  US TREASURY NOTE                                               4.25     11/15/2013           1,052,847

                                                                                                          2,481,492
                                                                                                        -----------

TOTAL US TREASURY SECURITIES (COST $11,374,347)                                                          11,098,179
                                                                                                        -----------


PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2003   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

   VARIABLE TRUST TOTAL RETURN BOND FUND
-------------------------------------------------------------------------------------------------------------------
PRINCIPAL    SECURITY NAME                                            INTEREST RATE  MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 8.25%
REPURCHASE AGREEMENTS - 8.25%
$ 5,857,000  GREENWICH CAPITAL - 102% COLLATERALIZED BY
             US GOVERNMENT SECURITIES                                       1.05%      01/02/2004       $ 5,857,000
                                                                                                        -----------

TOTAL SHORT-TERM INVESTMENTS (COST $5,857,000)                                                            5,857,000
                                                                                                        -----------
TOTAL INVESTMENTS IN SECURITIES
(COST $78,300,806) *                        110.13%                                                     $78,178,701
OTHER ASSETS AND LIABILITIES, NET           (10.13)                                                      (7,190,842)
                                            ------                                                      -----------
Total Net Assets                            100.00%                                                     $70,987,859
                                            ------                                                      -----------


  ! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PERSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.
  @ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.
+/-  VARIABLE RATE SECURITIES.
 %%  SECURITY ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $7,866,844. (SEE
     NOTE 2)
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $78,426,446 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                     $ 518,056
     GROSS UNREALIZED DEPRECIATION                     $(765,801)
                                                       ---------
     NET UNREALIZED APPRECIATION (DEPRECIATION)         (247,745)






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS                                           STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                    ASSET ALLOCATION        EQUITY INCOME         EQUITY VALUE
                                                                                FUND                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................    $234,395,481         $ 98,969,271          $28,506,821
   INVESTMENTS IN AFFILIATES .......................................      54,794,975            3,949,700                    0
   REPURCHASE AGREEMENTS ...........................................               0                    0              896,000
                                                                        ------------         ------------          -----------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) .................     289,190,456          102,918,971           29,402,821
                                                                        ------------         ------------          -----------
   CASH ............................................................          50,000               50,000               51,413
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................         188,388                    0                    0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................         239,063              130,790                2,729
   RECEIVABLE FOR INVESTMENTS SOLD .................................           5,568                    0                    0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................       1,417,686              203,697               56,545
                                                                        ------------         ------------          -----------
TOTAL ASSETS .......................................................     291,091,161          103,303,458           29,513,508
                                                                        ------------         ------------          -----------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ................................          97,504               35,520                5,315
   PAYABLE FOR INVESTMENTS PURCHASED ...............................               0                    0                    0
   DIVIDENDS PAYABLE ...............................................               0                    0                    0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........         176,949               59,785               13,275
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................          64,128               24,036                8,008
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................          29,655               26,688                4,933
                                                                        ------------         ------------          -----------
TOTAL LIABILITIES ..................................................         368,236              146,029               31,531
                                                                        ------------         ------------          -----------
TOTAL NET ASSETS ...................................................    $290,722,925         $103,157,429          $29,481,977
                                                                        ============         ============          ===========

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................    $299,750,471         $100,660,264          $36,342,657
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................           3,923                    0                    0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........         356,078           (4,741,326)          (8,348,749)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .............................     (12,409,634)           7,238,491            1,488,069
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........       3,022,087                    0                    0
                                                                        ------------         ------------          -----------
TOTAL NET ASSETS ...................................................    $290,722,925         $103,157,429          $29,481,977
                                                                        ============         ============          ===========

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ......................................................    $290,722,925         $103,157,429          $29,481,977
   SHARES OUTSTANDING ..............................................      23,230,463            6,908,592            3,535,015
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ....................    $      12.51         $      14.93          $      8.34
                                                                        ------------         ------------          -----------
INVESTMENTS AT COST ................................................    $301,600,090         $ 95,680,480          $27,914,752
                                                                        ============         ============          ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS                                           STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                             GROWTH            INTERNATIONAL         LARGE COMPANY
                                                                               FUND              EQUITY FUND           GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................    $43,089,954              $21,359,730          $ 94,720,588
   INVESTMENTS IN AFFILIATES .......................................              0                  844,111             2,967,106
   REPURCHASE AGREEMENTS ...........................................        275,000                        0                     0
                                                                        -----------              -----------          ------------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) .................     43,364,954               22,203,841            97,687,694
                                                                        -----------              -----------          ------------
   CASH ............................................................         51,521                   50,001                49,999
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................              0                        0                     0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................         10,557                      227               235,777
   RECEIVABLE FOR INVESTMENTS SOLD .................................              0                   61,501                     0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................         22,009                   27,687                24,786
                                                                        -----------              -----------          ------------
TOTAL ASSETS .......................................................     43,449,041               22,343,257            97,998,256
                                                                        -----------              -----------          ------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ................................         13,737                    7,926               110,216
   PAYABLE FOR INVESTMENTS PURCHASED ...............................              0                  243,898               998,638
   DIVIDENDS PAYABLE ...............................................              0                        0                     0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........         21,333                    8,151                52,477
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................         10,868                    6,348                21,408
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................         19,319                   43,499                13,646
                                                                        -----------              -----------          ------------
TOTAL LIABILITIES ..................................................         65,257                  309,822             1,196,385
                                                                        -----------              -----------          ------------
TOTAL NET ASSETS ...................................................    $43,383,784              $22,033,435          $ 96,801,871
                                                                        ===========              ===========          ============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................    $61,973,730              $20,022,592          $128,871,818
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................              0                   39,687                     0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........    (24,726,189)              (1,781,590)          (25,116,593)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .............................      6,136,243                3,752,746            (6,953,354)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........              0                        0                     0
                                                                        -----------              -----------          ------------
TOTAL NET ASSETS ...................................................    $43,383,784              $22,033,435          $ 96,801,871
                                                                        ===========              ===========          ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ......................................................    $43,383,784              $22,033,435          $ 96,801,871
   SHARES OUTSTANDING ..............................................      3,366,489                2,913,051            11,260,534
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ....................    $     12.89              $      7.56          $       8.60
                                                                        -----------              -----------          ------------
INVESTMENTS AT COST ................................................    $37,228,711              $18,451,156          $104,641,048
                                                                        ===========              ===========          ============



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS                                           STATEMENTS OF ASSETS AND LIABILITIES -- DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                                          MONEY MARKET             SMALL CAP           TOTAL RETURN
                                                                                  FUND           GROWTH FUND              BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................       $63,374,687          $130,284,549            $72,321,701
   INVESTMENTS IN AFFILIATES .......................................                 0             8,503,249                      0
   REPURCHASE AGREEMENTS ...........................................        18,257,000                     0              5,857,000
                                                                           -----------          ------------            -----------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) .................        81,631,687           138,787,798             78,178,701
                                                                           -----------          ------------            -----------
   CASH ............................................................            50,193                50,006                    942
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................                 0                     0                      0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................               987                26,651                185,197
   RECEIVABLE FOR INVESTMENTS SOLD .................................                 0               545,630             16,505,654
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................            42,055                22,243              3,567,604
                                                                           -----------          ------------            -----------
TOTAL ASSETS .......................................................        81,724,922           139,432,328             98,438,098
                                                                           -----------          ------------            -----------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ................................                 0               135,914                125,364
   PAYABLE FOR INVESTMENTS PURCHASED ...............................                 0               997,155             27,249,518
   DIVIDENDS PAYABLE ...............................................            28,115                     0                  6,531
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........            31,774                99,821                 32,847
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................            20,311                29,829                 17,620
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................            61,695                18,286                 18,359
                                                                           -----------          ------------            -----------
TOTAL LIABILITIES ..................................................           141,895             1,281,005             27,450,239
                                                                           -----------          ------------            -----------
TOTAL NET ASSETS ...................................................       $81,583,027          $138,151,323            $70,987,859
                                                                           ===========          ============            ===========

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................       $81,582,968          $152,996,253            $66,649,465
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................                38                     0                      0
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........                21           (31,340,347)             4,460,486
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .............................                 0            16,495,417               (122,092)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........                 0                     0                      0
                                                                           -----------          ------------            -----------
TOTAL NET ASSETS ...................................................       $81,583,027          $138,151,323            $70,987,859
                                                                           ===========          ============            ===========

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS ......................................................       $81,583,027          $138,151,323            $70,987,859
   SHARES OUTSTANDING ..............................................        81,585,824            20,033,921              6,659,336
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ....................       $      1.00          $       6.90            $     10.66
                                                                           -----------          ------------            -----------
INVESTMENTS AT COST ................................................       $81,631,687          $122,292,381            $78,300,806
                                                                           ===========          ============            ===========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS                                    STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                    ASSET ALLOCATION        EQUITY INCOME         EQUITY VALUE
                                                                                FUND                 FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ...................................................     $ 2,303,330         $  2,169,888          $   665,645
   DIVIDENDS FROM AFFILIATED SECURITIES ............................         284,216               23,843                   16
   INTEREST ........................................................       3,734,214                5,222                6,979
   INCOME ON MORTGAGE DOLLAR ROLLS .................................               0                    0                    0
                                                                         -----------          -----------          -----------
TOTAL INVESTMENT INCOME ............................................       6,321,760            2,198,953              672,640
                                                                         -----------          -----------          -----------

EXPENSES
   ADVISORY FEES ...................................................       1,316,108              470,575              141,048
   ADMINSTRATION FEES ..............................................         380,058              135,195               40,898
   CUSTODY FEES ....................................................          47,858               16,983                5,129
   ACCOUNTING FEES .................................................          34,660               25,993               22,667
   DISTRIBUTION FEES (NOTE 3) ......................................         598,231              212,291               64,113
   AUDIT FEES ......................................................          18,550               16,445               15,442
   LEGAL FEES ......................................................           3,511                1,355                  603
   REGISTRATION FEES ...............................................             752                  752                  752
   SHAREHOLDER REPORTS .............................................          21,058               11,693                6,317
   TRUSTEES' FEES ..................................................           6,385                6,385                6,385
   OTHER FEES AND EXPENSES .........................................           8,421                4,172                3,445
                                                                         -----------          -----------          -----------
TOTAL EXPENSES .....................................................       2,435,592              901,839              306,799
                                                                         -----------          -----------          -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................         (42,527)             (52,501)             (50,302)
   NET EXPENSES ....................................................       2,393,065              849,338              256,497
                                                                         -----------          -----------          -----------
NET INVESTMENT INCOME (LOSS) .......................................       3,928,695            1,349,615              416,143
                                                                         -----------          -----------          -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .         913,311           (3,780,757)          (1,737,897)
   FUTURE TRANSACTIONS .............................................       9,803,503                    0                    0
                                                                         -----------          -----------          -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................      10,716,814           (3,780,757)          (1,737,897)
                                                                         -----------          -----------          -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      28,727,162           22,472,304            7,314,821
   FORWARD FOREIGN CURRENCY CONTRACTS ..............................               0                    0                    0
   FUTURE TRANSACTIONS .............................................       5,614,434                    0                    0
                                                                         -----------          -----------          -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS       34,341,596           22,472,304            7,314,821
                                                                         -----------          -----------          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............      45,058,410           18,691,547            5,576,924
                                                                         -----------          -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....     $48,987,105          $20,041,162          $ 5,993,067
                                                                         -----------          -----------          -----------


   (1)  NET OF FOREIGN WITHHOLDING TAXES OF ........................     $         0          $     8,199          $     2,295
                                                                         -----------          -----------          -----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS                                    STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                              GROWTH         INTERNATIONAL         LARGE COMPANY
                                                                                FUND           EQUITY FUND           GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ...................................................     $   230,403            $  221,898           $   416,340
   DIVIDENDS FROM AFFILIATED SECURITIES ............................               0                 5,160                 9,602
   INTEREST ........................................................           5,023                 4,782                 6,113
   INCOME ON MORTGAGE DOLLAR ROLLS .................................               0                     0                     0
                                                                         -----------            ----------           -----------
TOTAL INVESTMENT INCOME ............................................         235,426               231,840               432,055
                                                                         -----------            ----------           -----------

EXPENSES
   ADVISORY FEES ...................................................         229,336               102,877               438,528
   ADMINSTRATION FEES ..............................................          66,544                22,293               127,016
   CUSTODY FEES ....................................................           8,339                13,717                15,947
   ACCOUNTING FEES .................................................          23,565                18,305                25,706
   DISTRIBUTION FEES (NOTE 3) ......................................         104,244                34,292               199,331
   AUDIT FEES ......................................................          17,046                 9,528                15,964
   LEGAL FEES ......................................................           1,004                   201                 1,556
   REGISTRATION FEES ...............................................             752                   752                   752
   SHAREHOLDER REPORTS .............................................           9,297                 5,484                11,424
   TRUSTEES' FEES ..................................................           6,385                 6,385                 6,385
   OTHER FEES AND EXPENSES .........................................           3,500                 3,318                 3,670
                                                                         -----------            ----------           -----------
TOTAL EXPENSES .....................................................         470,012               217,152               846,279
                                                                         -----------            ----------           -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................         (53,039)              (79,904)              (48,955)
   NET EXPENSES ....................................................         416,973               137,248               797,324
                                                                         -----------            ----------           -----------
NET INVESTMENT INCOME (LOSS) .......................................        (181,547)               94,592              (365,269)
                                                                         -----------            ----------           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .      (1,031,345)             (595,589)           (3,342,593)
   FUTURE TRANSACTIONS .............................................               0                     0                     0
                                                                         -----------            ----------           -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................      (1,031,345)             (595,589)           (3,342,593)
                                                                         -----------            ----------           -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .       9,941,477             4,897,114            22,216,838
   FORWARD FOREIGN CURRENCY CONTRACTS ..............................               0                   (62)                    0
   FUTURE TRANSACTIONS .............................................               0                     0                     0
                                                                         -----------            ----------           -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS        9,941,477             4,897,052           22,216,838
                                                                         -----------            ----------           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............       8,910,132             4,301,463            18,874,245
                                                                         -----------            ----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....     $ 8,728,585            $4,396,055           $18,508,976
                                                                         -----------            ----------           -----------


   (1)  NET OF FOREIGN WITHHOLDING TAXES OF ........................     $       777            $   29,970           $     6,107
                                                                         -----------            ----------           -----------


WELLS FARGO VARIABLE TRUST FUNDS                                    STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                      MONEY MARKET             SMALL CAP            TOTAL RETURN
                                                                              FUND           GROWTH FUND               BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ...................................................     $       0          $    214,877             $    64,726
   DIVIDENDS FROM AFFILIATED SECURITIES ............................             0                25,338                  15,277
   INTEREST ........................................................     1,159,025                27,276               3,401,710
   INCOME ON MORTGAGE DOLLAR ROLLS .................................             0                     0                  67,374
                                                                         ---------           -----------             -----------
TOTAL INVESTMENT INCOME ............................................     1,159,025               267,491               3,549,087
                                                                         ---------           -----------             -----------

EXPENSES
   ADVISORY FEES ...................................................       369,334               699,459                 314,826
   ADMINSTRATION FEES ..............................................       146,677               148,675                 111,354
   CUSTODY FEES ....................................................        18,467                18,652                  13,992
   ACCOUNTING FEES .................................................        26,402                26,479                  25,153
   DISTRIBUTION FEES (NOTE 3) ......................................       230,834               233,153                 174,903
   AUDIT FEES ......................................................        15,442                15,442                  15,442
   LEGAL FEES ......................................................         1,806                 1,305                   1,305
   REGISTRATION FEES ...............................................           529                   752                     752
   SHAREHOLDER REPORTS .............................................         6,402                 7,520                   7,600
   TRUSTEES' FEES ..................................................         6,385                 6,385                   6,385
   OTHER FEES AND EXPENSES .........................................         3,362                 3,812                   4,454
                                                                         ---------           -----------             -----------
TOTAL EXPENSES .....................................................       825,640             1,161,634                 676,166
                                                                         ---------           -----------             -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................      (133,305)              (42,440)                (46,423)
   NET EXPENSES ....................................................       692,335             1,119,194                 629,743
                                                                         ---------           -----------             -----------
NET INVESTMENT INCOME (LOSS) .......................................       466,690              (851,703)              2,919,344
                                                                         ---------           -----------             -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .           193            16,854,689               4,447,903
   FUTURE TRANSACTIONS .............................................             0                     0                       0
                                                                         ---------           -----------             -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................           193            16,854,689               4,447,903
                                                                         ---------           -----------             -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .             0            18,010,741              (1,771,550)
   FORWARD FOREIGN CURRENCY CONTRACTS ..............................             0                     0                  21,104
   FUTURE TRANSACTIONS .............................................             0                     0                       0
                                                                         ---------           -----------             -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              0            18,010,741              (1,750,446)
                                                                         ---------           -----------             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............           193            34,865,430               2,697,457
                                                                         ---------           -----------             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....     $ 466,883           $34,013,727             $ 5,616,801
                                                                         ---------           -----------             -----------


   (1)  NET OF FOREIGN WITHHOLDING TAXES OF ........................     $       0           $       569             $         0
                                                                         ---------           -----------             -----------

WELLS FARGO VARIABLE TRUST FUNDS                                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                         ASSET ALLOCATION FUND                      EQUITY INCOME FUND
                                               --------------------------------------     -------------------------------------
                                                         FOR THE              FOR THE               FOR THE             FOR THE
                                                      YEAR ENDED           YEAR ENDED            YEAR ENDED          YEAR ENDED
                                               DECEMBER 31, 2003    DECEMBER 31, 2002     DECEMBER 31, 2003   DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................   $212,573,927         $255,938,295          $ 78,400,251        $106,199,246

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................      3,928,695            4,441,221             1,349,615           1,370,421
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS ..........     10,716,814             (244,374)           (3,780,757)          1,917,609
   NET REALIZED GAIN (LOSS) ON FOREIGN CURRENCY
     CONTRACTS ..................................              0                    0                     0                   0
   NET REALIZED GAIN (LOSS) ON FUTURES
     TRANSACTIONS ...............................              0           (8,131,719)                    0                   0
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
     OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY,
     OPTIONS AND SHORT SALES ....................     34,341,596          (27,107,163)           22,472,304         (23,907,607)
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF FINANCIAL FUTURES AND
     FORWARD TRANSACTIONS .......................              0           (2,616,147)                    0                   0
                                                    ------------         ------------          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................     48,987,105          (33,658,182)           20,041,162         (20,619,577)
                                                    ============         ============          ============        ============

DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME ........................     (3,913,604)          (4,776,116)           (1,355,375)         (1,465,554)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ....        (15,130)          (2,363,104)           (2,166,678)                  0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD. ...................     63,415,699           40,530,085            30,443,643          23,505,303
   REINVESTMENT OF DIVIDENDS ....................      3,928,667            7,139,219             3,522,052           1,465,554
   COST OF SHARES REDEEMED ......................    (34,253,739)         (50,236,270)          (25,727,626)        (30,684,721)
                                                    ------------         ------------          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ..............     33,090,627           (2,566,966)            8,238,069          (5,713,864)
                                                    ------------         ------------          ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ...........     78,148,998          (43,364,368)           24,757,178         (27,798,995)
                                                    ============         ============          ============        ============

NET ASSETS:

ENDING NET ASSETS ...............................   $290,722,925         $212,573,927          $103,157,429       $  78,400,251
                                                    ------------         ------------          ------------        ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..................................      5,506,041            3,594,941             2,300,201           1,697,679
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS ...        342,456              646,445               261,855             111,464
   SHARES REDEEMED. .............................     (3,031,046)          (4,606,406)           (2,016,317)         (2,288,373)
                                                    ------------         ------------          ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING ...      2,817,451             (365,020)              545,739            (479,230)
                                                    ------------         ------------          ------------        ------------

ENDING BALANCE OF UNDISTRIBUTED NET
INVESTMENT INCOME (LOSS) ........................   $      3,923         $      1,833          $          0        $          0
                                                    ============         ============          ============        ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS                                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                           EQUITY VALUE FUND                              GROWTH FUND
                                               ---------------------------------------     ---------------------------------------
                                                         FOR THE               FOR THE               FOR THE               FOR THE
                                                      YEAR ENDED            YEAR ENDED            YEAR ENDED            YEAR ENDED
                                               DECEMBER 31, 2003     DECEMBER 31, 2002     DECEMBER 31, 2003     DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................   $25,124,073          $ 38,720,648           $42,644,137          $ 73,630,916

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................       416,143               371,321              (181,547)              (79,534)
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS ..........    (1,737,897)           (3,627,221)           (1,031,345)          (14,614,667)
   NET REALIZED GAIN (LOSS) ON FOREIGN CURRENCY
     CONTRACTS ..................................             0                     0                     0                     0
   NET REALIZED GAIN (LOSS) ON FUTURES
     TRANSACTIONS ...............................             0                     0                     0                     0
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
     OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY,
     OPTIONS AND SHORT SALES ....................     7,314,821            (5,902,498)            9,941,477            (2,973,458)
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF FINANCIAL FUTURES AND
     FORWARD TRANSACTIONS .......................             0                     0                     0                     0
                                                    -----------          ------------           -----------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................     5,993,067            (9,158,398)            8,728,585           (17,667,659)
                                                    ===========          ============           ===========          ============

DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME ........................      (419,582)             (387,806)                    0               (67,098)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ....             0                     0                     0                     0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD. ...................     6,350,243             9,643,786             1,564,320             1,849,296
   REINVESTMENT OF DIVIDENDS ....................       419,582               387,806                     0                67,098
   COST OF SHARES REDEEMED ......................    (7,985,406)          (14,081,963)           (9,553,258)          (15,168,416)
                                                    -----------          ------------           -----------          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ..............    (1,215,581)           (4,050,371)           (7,988,938)          (13,252,022)
                                                    -----------          ------------           -----------          ------------
NET INCREASE (DECREASE) IN NET ASSETS ...........     4,357,904           (13,596,575)              739,647           (30,986,779)
                                                    ===========          ============           ===========          ============

NET ASSETS:

ENDING NET ASSETS ...............................   $29,481,977          $ 25,124,073           $43,383,784          $ 42,644,137
                                                    -----------          ------------           -----------          ------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..................................       879,669             1,225,339               135,997               147,047
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS ...        56,190                55,210                     0                 5,473
   SHARES REDEEMED. .............................    (1,122,096)           (1,851,580)             (856,539)           (1,296,120)
                                                    -----------          ------------           -----------          ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING ...      (186,237)             (571,031)             (720,542)           (1,143,600)
                                                    -----------          ------------           -----------          ------------

ENDING BALANCE OF UNDISTRIBUTED NET
INVESTMENT INCOME (LOSS) ........................   $         0          $          0           $         0          $          0
                                                    ===========          ============           ===========          ============


WELLS FARGO VARIABLE TRUST FUNDS                                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                           INTERNATIONAL EQUITY FUND
                                                   --------------------------------------
                                                             FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31, 2003    DECEMBER 31, 2002
-----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .........................       $ 9,315,817          $ 4,946,373

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .................            94,592               50,490
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS ..........          (595,589)          (1,009,844)
   NET REALIZED GAIN (LOSS) ON FOREIGN CURRENCY
     CONTRACTS ..................................                 0                    0
   NET REALIZED GAIN (LOSS) ON FUTURES
     TRANSACTIONS ...............................                 0                    0
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS AND TRANSLATION
     OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY,
     OPTIONS AND SHORT SALES ....................         4,897,052             (861,240)
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF FINANCIAL FUTURES AND
     FORWARD TRANSACTIONS .......................                 0                    0
                                                        -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................         4,396,055           (1,820,594)
                                                        ===========          ===========

DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME ........................           (50,877)             (13,840)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ....                 0                    0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD. ...................        15,425,024           10,591,248
   REINVESTMENT OF DIVIDENDS ....................            50,877               13,840
   COST OF SHARES REDEEMED ......................        (7,103,461)          (4,401,210)
                                                        -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ..............         8,372,440            6,203,878
                                                        -----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS ...........        12,717,618            4,369,444
                                                        ===========          ===========

NET ASSETS:

ENDING NET ASSETS ...............................       $22,033,435          $ 9,315,817
                                                        -----------          -----------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..................................         2,528,699            1,652,251
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS ...            8,219                 2,072
   SHARES REDEEMED. .............................        (1,237,145)            (700,917)
                                                        -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING ...         1,299,773              953,406
                                                        -----------          -----------

ENDING BALANCE OF UNDISTRIBUTED NET
INVESTMENT INCOME (LOSS) ........................       $    39,687          $    50,866
                                                        ===========          ===========

WELLS FARGO VARIABLE TRUST FUNDS                                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                         LARGE COMPANY GROWTH FUND                      MONEY MARKET FUND
                                                  --------------------------------------     --------------------------------------
                                                            FOR THE              FOR THE               FOR THE              FOR THE
                                                         YEAR ENDED           YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                  DECEMBER 31, 2003    DECEMBER 31, 2002     DECEMBER 31, 2003    DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................  $69,107,567         $104,888,396          $ 96,274,368         $105,359,808

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................     (365,269)            (471,812)              466,690            1,247,104
   NET REALIZED GAIN (LOSS) ON SALE OF
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ...   (3,342,593)         (10,174,989)                  193                  480
   NET REALIZED GAIN (LOSS) ON FOREIGN
     CURRENCY CONTRACTS ..............................            0                    0                     0                    0
   NET REALIZED GAIN (LOSS) ON FUTURES TRANSACTIONS ..            0                    0                     0                    0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS AND TRANSLATION OF ASSETS AND
     LIABILITIES IN FOREIGN CURRENCY, OPTIONS AND
     SHORT SALES .....................................   22,216,838          (18,800,024)                    0                    0
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF FINANCIAL FUTURES AND
     FORWARD TRANSACTIONS ............................            0                    0                     0                    0
                                                        -----------         ------------          ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ....................................   18,508,976          (29,446,825)              466,883            1,247,584
                                                        -----------         ------------          ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME .............................            0                    0              (466,690)          (1,247,066)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .........            0                    0                     0                    0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .........................   21,803,210           15,688,780            56,934,291           56,069,482
   REINVESTMENT OF DIVIDENDS .........................            0                    0               440,781            1,249,828
   COST OF SHARES REDEEMED ...........................  (12,617,882)         (22,022,784)          (72,066,606)         (66,405,268)
                                                        -----------         ------------          ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ....................    9,185,328           (6,334,004)          (14,691,534)          (9,085,958)
                                                        -----------         ------------          ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS ................   27,694,304          (35,780,829)          (14,691,341)          (9,085,440)
                                                        -----------         ------------          ------------         ------------

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ....................................  $96,801,871         $ 69,107,567          $ 81,583,027         $ 96,274,368
                                                        -----------         ------------          ------------         ------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .......................................    2,852,652            1,989,623            56,934,290           56,072,304
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS ........            0                    0               440,781            1,249,828
   SHARES REDEEMED ...................................   (1,735,856)          (2,938,753)          (72,066,606)         (66,405,268)
                                                        -----------         ------------          ------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING ........    1,116,796             (949,130)          (14,691,535)          (9,083,136)
                                                        -----------         ------------          ------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS) ...........................  $         0         $          0          $         38         $         38
                                                        ===========         ============          ============         ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS                                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                            SMALL CAP GROWTH FUND                      TOTAL RETURN BOND FUND
                                                  ---------------------------------------     --------------------------------------
                                                             FOR THE             FOR THE               FOR THE              FOR THE
                                                          YEAR ENDED          YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31, 2003   DECEMBER 31, 2002     DECEMBER 31, 2003    DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..............................  $ 68,349,298        $ 57,216,449          $ 68,498,801         $ 72,920,237

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ......................      (851,703)           (611,564)            2,919,344            4,179,579
   NET REALIZED GAIN (LOSS) ON SALE OF
     INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS ...    16,854,689         (26,483,169)            4,447,903              914,672
   NET REALIZED GAIN (LOSS) ON FOREIGN
     CURRENCY CONTRACTS ..............................             0                   0                     0                    0
   NET REALIZED GAIN (LOSS) ON FUTURES TRANSACTIONS ..             0                   0                     0                    0
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS AND TRANSLATION OF ASSETS AND
     LIABILITIES IN FOREIGN CURRENCY, OPTIONS AND
     SHORT SALES .....................................    18,010,741          (6,352,671)           (1,750,446)              12,023
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF FINANCIAL FUTURES AND
     FORWARD TRANSACTIONS ............................             0                   0                     0                    0
                                                        ------------        ------------          ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ....................................    34,013,727         (33,447,404)            5,616,801            5,106,274
                                                        ------------        ------------          ------------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME .............................             0                   0            (2,926,175)          (4,180,293)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .........             0                   0              (869,815)            (117,763)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .........................    41,065,584          52,804,410            19,512,548            9,505,761
   REINVESTMENT OF DIVIDENDS .........................             0                   0             3,806,413            4,295,347
   COST OF SHARES REDEEMED ...........................    (5,277,286)         (8,224,157)          (22,650,714)         (19,030,762)
                                                        ------------        ------------          ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS ....................    35,788,298          44,580,253               668,247           (5,229,654)
                                                        ------------        ------------          ------------          -----------
NET INCREASE (DECREASE) IN NET ASSETS ................    69,802,025          11,132,849             2,489,058           (4,421,436)
                                                        ------------        ------------          ------------          -----------

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS ....................................  $138,151,323        $ 68,349,298          $ 70,987,859          $ 68,498,801
                                                        ------------        ------------          ------------          -----------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .......................................     6,950,431           8,329,165             1,836,777              933,382
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS ........             0                   0               358,543              421,483
   SHARES REDEEMED ...................................    (1,017,021)         (1,513,044)           (2,137,437)          (1,872,864)
                                                        ------------        ------------          ------------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING ........     5,933,410           6,816,121                57,883             (517,999)
                                                        ------------        ------------          ------------          -----------
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS) ...........................  $          0        $          0          $          0          $    22,575
                                                        ============        ============          ============          ===========

WELLS FARGO VARIABLE TRUST FUNDS                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        NET REALIZED
                                                             BEGINNING           NET             AND     DIVIDENDS  DISTRIBUTIONS
                                                             NET ASSET    INVESTMENT      UNREALIZED      FROM NET       FROM NET
                                                             VALUE PER        INCOME  GAIN (LOSS) ON    INVESTMENT       REALIZED
                                                                 SHARE        (LOSS)     INVESTMENTS        INCOME          GAINS
-----------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................     $10.41          0.18            2.10         (0.18)          0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................     $12.32          0.21           (1.78)        (0.23)         (0.11)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................     $13.82          0.20           (1.17)        (0.20)         (0.33)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................     $14.42          0.31           (0.13)        (0.31)         (0.47)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................     $13.45          0.27            0.97         (0.26)         (0.01)

EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................     $12.32          0.21            2.95         (0.21)         (0.34)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................     $15.52          0.21           (3.19)        (0.22)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................     $17.01          0.16           (1.09)        (0.15)         (0.41)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................     $17.09          0.17            0.21         (0.17)         (0.29)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................     $16.00          0.17            1.09         (0.17)          0.00

EQUITY VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................     $ 6.75          0.12            1.59         (0.12)          0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................     $ 9.02          0.10           (2.27)        (0.10)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................     $ 9.70          0.06           (0.68)        (0.06)          0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................     $ 9.23          0.07            0.46         (0.06)          0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................     $ 9.55          0.08           (0.32)        (0.08)          0.00

GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................     $10.43         (0.05)           2.51          0.00           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................     $14.08         (0.02)          (3.62)        (0.01)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................     $19.06          0.01           (3.65)         0.00          (1.34)
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................     $24.10          0.00           (2.95)         0.00          (2.09)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................     $20.05          0.02            4.06         (0.03)          0.00

INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................     $ 5.77          0.02            1.79         (0.02)          0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................     $ 7.50          0.02           (1.74)        (0.01)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................     $ 8.94          0.02           (1.46)         0.00           0.00
JULY 3, 2000(3) TO DECEMBER 31, 2000 ......................     $10.00          0.03           (1.06)        (0.03)          0.00

LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................     $ 6.81         (0.03)           1.82          0.00           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................     $ 9.46         (0.05)          (2.60)         0.00           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................     $11.96         (0.04)          (2.46)         0.00           0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................     $12.03         (0.04)          (0.03)         0.00           0.00
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 ................     $10.00         (0.01)           2.04          0.00           0.00


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  ENDING   RATIO TO AVERAGE NET ASSSETS (ANNUALIZED)
                                                                               NET ASSET -------------------------------------------
                                                                    RETURN     VALUE PER NET INVESTMENT       GROSS       EXPENSES
                                                                OF CAPITAL         SHARE  INCOME (LOSS)  EXPENSES(1)        WAIVED
------------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................           0.00        $12.51           1.64%       1.02%         (0.02)%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................           0.00        $10.41           1.90%       1.02%         (0.02)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................           0.00        $12.32           1.64%       1.04%         (0.04)%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................           0.00        $13.82           2.19%       1.12%         (0.12)%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................           0.00        $14.42           2.05%       1.17%         (0.20)%

EQUITY INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................           0.00        $14.93           1.59%       1.06%         (0.06)%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................           0.00        $12.32           1.46%       1.09%         (0.09)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................           0.00        $15.52           1.05%       1.23%         (0.23)%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................           0.00        $17.01           1.02%       1.17%         (0.17)%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................           0.00        $17.09           1.16%       1.12%         (0.26)%

EQUITY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................           0.00        $ 8.34           1.62%       1.20%         (0.20)%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................           0.00        $ 6.75           1.19%       1.27%         (0.27)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................           0.00        $ 9.02           0.55%       1.16%         (0.16)%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................           0.00        $ 9.70           0.78%       1.56%         (0.56)%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................           0.00        $ 9.23           0.96%       1.53%         (0.47)%

GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................           0.00        $12.89          (0.44)%      1.13%        (0.13)%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................           0.00        $10.43          (0.14)%      1.14%        (0.14)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................           0.00        $14.08           0.08%       1.27%        (0.27)%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................           0.00        $19.06           0.01%       1.23%        (0.23)%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................           0.00        $24.10           0.11%       1.27%        (0.20)%

INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................           0.00        $ 7.56           0.69%       1.59%         (0.59)%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................           0.00        $ 5.77           0.71%       3.26%         (2.26)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................           0.00        $ 7.50           0.48%       7.21%         (6.21)%
JULY 3, 2000(3) TO DECEMBER 31, 2000 ......................           0.00        $ 8.94           0.98%       2.40%         (1.40)%

LARGE COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................           0.00        $ 8.60          (0.46)%      1.06%         (0.06)%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................           0.00        $ 6.81          (0.56)%      1.08%         (0.08)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................           0.00        $ 9.46          (0.47)%      1.01%         (0.03)%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................           0.00        $11.96          (0.42)%      1.43%         (0.43)%
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 ................           0.00        $12.03          (0.47)%      1.43%         (0.43)%

WELLS FARGO VARIABLE TRUST FUNDS                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                              RATIO TO AVERAGE NET ASSSETS (ANNUALIZED)
                              -----------------------------------------               PORTFOLIO  NET ASSETS AT
                                                                    NET         TOTAL  TURNOVER  END OF PERIOD
                                                               EXPENSES      RETURN(2)     RATE (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................        1.00%        22.09%        7%      $290,723
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................        1.00%       (12.85)%      16%      $212,574
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................        1.00%        (6.96)%      25%      $255,938
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................        1.00%         1.02%       48%      $270,278
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................        0.97%         9.33%       30%      $240,671

EQUITY INCOME FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................        1.00%        26.21%       15%      $103,157
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................        1.00%       (19.26)%      16%      $ 78,400
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................        1.00%        (5.41)%       5%      $106,199
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................        1.00%         2.33%        4%      $113,350
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................        0.86%         7.90%        5%      $127,793

EQUITY VALUE FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................        1.00%        25.57%       20%      $ 29,482
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................        1.00%       (24.09)%      98%      $ 25,124
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................        1.00%       (6.39)%      107%      $ 38,721
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................        1.00%         5.78%      124%      $ 47,013
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................        1.06%       (2.48)%      139%      $ 26,567

GROWTH FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................        1.00%        23.59%       58%      $ 43,384
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................        1.00%       (25.84)%     120%      $ 42,644
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................        1.00%       (19.21)%      50%      $ 73,631
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................        1.00%       (13.60)%      67%      $105,248
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................        1.07%        20.41%       54%      $128,495

INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................        1.00%        31.46%       90%      $ 22,033
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................        1.00%       (22.92)%      54%       $ 9,316
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................        1.00%       (16.09)%      41%       $ 4,946
JULY 3, 2000(3) TO DECEMBER 31, 2000 ......................        1.00%       (10.33)%      19%       $ 1,620

LARGE COMPANY GROWTH FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................        1.00%        26.28%       10%      $ 96,802
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................        1.00%       (28.01)%      18%      $ 69,108
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................        0.98%       (20.88)%      14%      $104,888
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................        1.00%       (0.58)%        8%      $117,885
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 ................        1.00%        20.30%        0%      $ 50,988

WELLS FARGO VARIABLE TRUST FUNDS                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        NET REALIZED
                                                             BEGINNING           NET             AND     DIVIDENDS  DISTRIBUTIONS
                                                             NET ASSET    INVESTMENT      UNREALIZED      FROM NET       FROM NET
                                                             VALUE PER        INCOME  GAIN (LOSS) ON    INVESTMENT       REALIZED
                                                                 SHARE        (LOSS)     INVESTMENTS        INCOME          GAINS
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................     $ 1.00          0.01            0.00         (0.01)          0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................     $ 1.00          0.01            0.00         (0.01)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................     $ 1.00          0.04            0.00         (0.04)          0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................     $ 1.00          0.06            0.00         (0.06)          0.00
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................     $ 1.00          0.04            0.00         (0.04)          0.00

SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................     $ 4.85         (0.04)           2.09          0.00           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................     $ 7.85         (0.04)          (2.96)         0.00           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................     $10.38         (0.04)          (2.49)         0.00           0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................     $18.09         (0.08)          (3.71)         0.00          (3.15)
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................     $10.88         (0.04)           7.25          0.00           0.00

TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................     $10.38          0.45            0.41         (0.45)         (0.13)
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................     $10.24          0.61            0.16         (0.61)         (0.02)
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................     $10.14          0.64            0.10         (0.64)          0.00
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................     $ 9.82          0.64            0.32         (0.64)          0.00
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 ................     $10.00          0.16           (0.18)        (0.16)          0.00


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO VARIABLE TRUST FUNDS                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------


                                                                                  ENDING  RATIO TO AVERAGE NET ASSSETS (ANNUALIZED)
                                                                               NET ASSET -------------------------------------------
                                                                    RETURN     VALUE PER NET INVESTMENT        GROSS      EXPENSES
                                                                OF CAPITAL         SHARE  INCOME (LOSS)   EXPENSES(1)       WAIVED
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................           0.00        $ 1.00           0.51%       0.89%         (0.14)%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................           0.00        $ 1.00           1.24%       0.73%         (0.01)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................           0.00        $ 1.00           3.46%       0.73%         (0.00)%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................           0.00        $ 1.00           5.64%       0.90%         (0.05)%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................           0.00        $ 1.00           4.45%       1.07%         (0.21)%

SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................           0.00        $ 6.90          (0.91)%      1.25%         (0.05)%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................           0.00        $ 4.85          (0.92)%      1.32%         (0.12)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................           0.00        $ 7.85          (0.85)%      1.32%         (0.14)%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................          (0.77)       $10.38          (0.72)%      2.41%         (1.21)%
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................           0.00        $18.09          (0.37)%      1.94%         (0.99)%

TOTAL RETURN BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................           0.00        $10.66           4.17%       0.97%         (0.07)%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................           0.00        $10.38           5.97%       1.02%         (0.12)%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................           0.00        $10.24           6.20%       1.14%         (0.24)%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................           0.00        $10.14           6.53%       1.25%         (0.35)%
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 ................           0.00        $ 9.82           5.87%       1.25%         (0.35)%

WELLS FARGO VARIABLE TRUST FUNDS                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------


                              RATIO TO AVERAGE NET ASSSETS (ANNUALIZED)
                              -----------------------------------------               PORTFOLIO  NET ASSETS AT
                                                                    NET         TOTAL  TURNOVER  END OF PERIOD
                                                               EXPENSES     RETURN(2)      RATE (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................        0.75%         0.50%      N/A       $ 81,583
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................        0.72%         1.25%      N/A       $ 96,274
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................        0.73%         3.73%      N/A       $105,360
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................        0.85%         5.76%      N/A       $ 53,095
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................        0.86%         4.46%      N/A       $ 42,164

SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................        1.20%        42.27%      191%      $138,151
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................        1.20%       (38.22)%     243%      $ 68,349
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................        1.18%       (24.37)%     218%      $ 57,216
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................        1.20%       (22.58)%     260%      $ 33,610
JANUARY 1, 1999 TO DECEMBER 31, 1999 ......................        0.95%        66.27%      314%      $ 23,819

TOTAL RETURN BOND FUND
---------------------------------------------------------------------------------------------------------------
JANUARY 1, 2003 TO DECEMBER 31, 2003 ......................        0.90%        8.40%       619%      $ 70,988
JANUARY 1, 2002 TO DECEMBER 31, 2002 ......................        0.90%        7.75%        82%      $ 68,499
JANUARY 1, 2001 TO DECEMBER 31, 2001 ......................        0.90%        7.41%        69%      $ 72,920
JANUARY 1, 2000 TO DECEMBER 31, 2000 ......................        0.90%       10.22%       100%      $ 71,957
SEPTEMBER 20, 1999(3) TO DECEMBER 31, 1999 ................        0.90%       (0.16)%       59%      $ 68,423

WELLS FARGO VARIABLE TRUST FUNDS                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any insurance costs, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. Total returns for periods less than one year are not annualized.

(3)   Commencement of operations.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------
     Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust consists of nine separate diversified funds (each, a "Fund", collectively, the "Funds") as of the end of the reporting period: the Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund, Small Cap Growth Fund, and Total Return Bond Fund. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.
2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
     The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
SECURITY VALUATION
     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.
     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.
     Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. If trading or events occurring in other markets after the close of the principal exchange in which the foreign investments are traded are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Trustees.
     Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
     The Money Market Fund values its shares at 12:00 p.m. (Eastern Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
     The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.
     Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.
SECURITY TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

WELLS FARGO VARIABLE TRUST FUNDS                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund(s) are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.
     The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS
     Net investment income, if any, for the Growth, International Equity, Large Company Growth, and Small Cap Growth Funds is declared and distributed to shareholders annually. Net investment income, if any, for the Asset Allocation, Equity Income, and Equity Value Funds is declared and distributed quarterly. Net investment income, if any, for the Money Market and Total Return Bond Funds is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.
     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.
     At December 31, 2003, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement(s) of Assets and Liabilities:

                                                  Undistributed Net   Undistributed Net
      Fund                                         Investment Income  Realized Gain/Loss    Paid-in Capital
-----------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION FUND                               $(13,001)           $7,864             $5,137
-----------------------------------------------------------------------------------------------------------
      EQUITY INCOME FUND                                     5,760                71             (5,831)
-----------------------------------------------------------------------------------------------------------
      EQUITY VALUE FUND                                      3,439                 0             (3,439)
-----------------------------------------------------------------------------------------------------------
      GROWTH FUND                                          181,547                 0           (181,547)
-----------------------------------------------------------------------------------------------------------
      INTERNATIONAL EQUITY FUND                            (54,894)           54,894                  0
-----------------------------------------------------------------------------------------------------------
      LARGE COMPANY GROWTH FUND                            365,269                 0           (365,269)
-----------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND                                          0                 0                  0
-----------------------------------------------------------------------------------------------------------
      SMALL CAP GROWTH FUND                                851,703                 0           (851,703)
-----------------------------------------------------------------------------------------------------------
      TOTAL RETURN BOND FUND                               (15,744)           15,744                  0
-----------------------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES
     The Fund(s) is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2003.

NOTES TO FINANCIAL STATEMENTS                   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

     At December 31, 2003, the following Fund(s) had estimated net capital loss carryforwards which are available to offset future net realized capital gains:

                                                                  Capital Loss
      Fund                                      Year Expires     Carryforwards
      EQUITY INCOME FUND                            2011            4,638,198
--------------------------------------------------------------------------------
      EQUITY VALUE FUND                             2007              464,041
                                                    2008            1,488,881
                                                    2010            4,345,308
                                                    2011            1,929,288
--------------------------------------------------------------------------------
      GROWTH FUND                                   2009            8,463,287
                                                    2010           14,395,487
                                                    2011            1,781,980
--------------------------------------------------------------------------------
      INTERNATIONAL EQUITY FUND                     2008                3,640
                                                    2009              143,229
                                                    2010              663,493
                                                    2011              443,219
--------------------------------------------------------------------------------
      LARGE COMPANY GROWTH FUND                     2009            6,092,101
                                                    2010           14,881,364
                                                    2011            2,858,910
--------------------------------------------------------------------------------
      SMALL CAP GROWTH FUND                         2009            5,499,049
                                                    2010           25,427,133
--------------------------------------------------------------------------------

     At December 31, 2003, the following Fund(s) had a current year deferred post-October capital loss, which will be treated as realized for tax purposes on the first day of the succeeding year:

      Fund                                   Deferred Post-October Capital Loss
--------------------------------------------------------------------------------
      EQUITY INCOME FUND                                    57,318
--------------------------------------------------------------------------------
      EQUITY VALUE FUND                                      4,572
--------------------------------------------------------------------------------
      INTERNATIONAL EQUITY FUND                              2,627
--------------------------------------------------------------------------------
      MONEY MARKET FUND                                        206
--------------------------------------------------------------------------------
      TOTAL RETURN BOND FUND                                28,657

FORWARD FOREIGN CURRENCY CONTRACTS
     The Fund(s) may enter into foreign currency forward contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.
FUTURES CONTRACTS
     The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the

WELLS FARGO VARIABLE TRUST FUNDS                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At December 31, 2003, the following Fund(s) held futures contracts:

                                                                                            Net Unrealized
                                                                              Notional       Appreciation
      Fund                  Contracts           Type       Expiration Date Contract Value   (Depreciation)
-----------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION      317 Long        S&P 500 Index       Mar-04       $88,015,050    $ 3,611,348
-----------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION      297 Long        U.S. T-Bonds        Mar-04        32,465,813        537,469
-----------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION      621 Short       U.S. T-Bonds        Mar-04        67,883,063     (1,126,730)
-----------------------------------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS
     The Fund(s) may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.
REPURCHASE AGREEMENTS
     The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is a Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by a Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.
WHEN-ISSUED TRANSACTIONS
     The Fund(s) records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------
ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Fund(s) with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing the investment policies and guidelines for the Fund(s), and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund(s).

NOTES TO FINANCIAL STATEMENTS                   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

     Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management for the Fund(s). The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                Advisory Fee                                                        Sub-Advisory Fee
                               (% of Average                                     Average Daily       (% of Average
      Fund                    Daily Net Assets)        Sub-Adviser                 Net Assets       Daily Net Assets)
----------------------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION FUND         0.55        Wells Capital Management           $0 - 1 billion         0.15
                                                      Incorporated                   > $1 billion         0.10
----------------------------------------------------------------------------------------------------------------------
      EQUITY INCOME FUND            0.55        Wells Capital Management         $0 - 200 million         0.25
                                                      Incorporated             $200 - 400 million         0.20
                                                                                    >$400 million         0.15
----------------------------------------------------------------------------------------------------------------------
      EQUITY VALUE FUND             0.55        Wells Capital Management         $0 - 200 million         0.25
                                                      Incorporated             $200 - 400 million         0.20
                                                                                    >$400 million         0.15
----------------------------------------------------------------------------------------------------------------------
      GROWTH FUND                   0.55        Wells Capital Management         $0 - 200 million         0.25
                                                      Incorporated             $200 - 400 million         0.20
                                                                                    >$400 million         0.15
----------------------------------------------------------------------------------------------------------------------
      INTERNATIONAL EQUITY FUND     0.75        Wells Capital Management         $0 - 200 million         0.35
                                                      Incorporated                 > $200 million         0.25
----------------------------------------------------------------------------------------------------------------------
      LARGE COMPANY GROWTH FUND     0.55      Peregrine Capital Management        $0 - 25 million         0.75
                                                      Incorporated               $25 - 50 million         0.60
                                                                                $50 - 275 million         0.50
                                                                                   > $275 million         0.30
----------------------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND             0.40        Wells Capital Management           $0 - 1 billion         0.05
                                                      Incorporated                   > $1 billion         0.04
----------------------------------------------------------------------------------------------------------------------
      SMALL CAP GROWTH FUND         0.75        Wells Capital Management         $0 - 200 million         0.25
                                                      Incorporated                 > $200 million         0.20
----------------------------------------------------------------------------------------------------------------------
      TOTAL RETURN BOND FUND        0.45        Wells Capital Management         $0 - 400 million         0.15
                                                      Incorporated             $400 - 800 million        0.125
                                                                                    >$800 million         0.10
----------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES
     Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management on behalf of the Fund(s). Under this Agreement, for providing administrative services, which includes paying the Fund's fees and expenses for services provided by the Fund's transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                        % of Average Daily Net Assets
--------------------------------------------------------------------------------
      ALL FUNDS                     0.16%
--------------------------------------------------------------------------------
     Prior to March 1, 2003, the Trust had entered into an Administration Agreement on behalf of the Fund(s) with Funds Management whereby Funds Management was entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.
     The Trust had also entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Prior to March 1, 2003, BFDS was entitled to receive from the Fund(s) a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee. Effective March 1, 2003, BFDS is entitled to receive fees from the administrator for its services as transfer agent. For financial statement presentation purposes, transfer agent fees for the period prior to March 1, 2003 have been combined with administration fees on the Statement(s) of Operations.

WELLS FARGO VARIABLE TRUST FUNDS                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

CUSTODY FEES
     The Trust has entered into a contract on behalf of the Fund(s) with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), whereby WFB MN is responsible for providing custody services for the Fund(s). Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.
     For the International Equity Fund, WFB MN is entitled to receive 0.10% of the average daily net assets of the Fund.
DISTRIBUTION FEES
     The Trust has adopted a Distribution Plan ("Plan") for the Fund(s), pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens Inc. at a rate of up to 0.25% of the average daily net assets of each Fund. The distribution fees paid on behalf of the Fund(s) for the year ended December 31, 2003 are disclosed on the Statement(s) of Operations.
OTHER FEES
     Effective the first quarter of 2003, PFPC, Inc. ("PFPC") serves as fund accountant for the Fund(s). PFPC is entitled to receive an annual asset based fee, an annual fixed fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.
     Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, plus out-of-pocket expenses.
WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement(s) of Operations, for the year ended December 31, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration and custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
     Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year ended December 31, 2003, were as follows:

      Fund                                  Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
      ASSET ALLOCATION FUND                   $29,492,934          $14,219,433
--------------------------------------------------------------------------------
      EQUITY INCOME FUND                       17,322,940           12,098,413
--------------------------------------------------------------------------------
      EQUITY VALUE FUND                         4,889,331            5,839,865
--------------------------------------------------------------------------------
      GROWTH FUND                              23,939,110           31,067,002
--------------------------------------------------------------------------------
      INTERNATIONAL EQUITY FUND                20,387,122           11,553,935
--------------------------------------------------------------------------------
      LARGE COMPANY FUND                       15,795,550            8,056,709
--------------------------------------------------------------------------------
      SMALL CAP GROWTH FUND                   199,444,791          169,546,566
--------------------------------------------------------------------------------
      TOTAL RETURN BOND FUND                  431,422,554          427,984,594

   The Money Market Fund, not reflected in this schedule, trades exclusively in short-term securities.

5. BANK BORROWINGS
--------------------------------------------------------------------------------
     All of the Funds in the Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. No borrowings under the agreement occurred during the year ended December 31, 2003.

NOTES TO FINANCIAL STATEMENTS                   WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------
     The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                        Ordinary                Long-term
                                         Income                Capital Gain               Total
      Fund                          2003        2002         2003       2002        2003         2002
---------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION FUND    $3,913,604   $4,776,296     $15,130  $2,362,924  $3,928,734   $7,139,220
---------------------------------------------------------------------------------------------------------
      EQUITY INCOME FUND        1,355,375    1,463,758   2,166,678       1,796   3,522,053    1,465,554
---------------------------------------------------------------------------------------------------------
      EQUITY VALUE FUND           419,582      387,806           0           0     419,582      387,806
---------------------------------------------------------------------------------------------------------
      GROWTH FUND                       0       67,098           0           0           0       67,098
---------------------------------------------------------------------------------------------------------
      INTERNATIONAL EQUITY FUND    50,877       13,840           0           0      50,877       13,840
---------------------------------------------------------------------------------------------------------
      LARGE COMPANY GROWTH FUND         0            0           0           0           0            0
---------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND           466,690    1,247,066           0           0     466,690    1,247,066
---------------------------------------------------------------------------------------------------------
      SMALL CAP GROWTH FUND             0            0           0           0           0            0
---------------------------------------------------------------------------------------------------------
      TOTAL RETURN BOND FUND    2,926,175    4,109,401     869,815     172,283   3,795,990    4,281,684
---------------------------------------------------------------------------------------------------------

   As of December 31, 2003, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to the tax deferral on wash sales.

                              Undistributed  Undistributed    Unrealized        Capital
                                 Ordinary      Long-Term     Appreciation        Loss
                                  Income          Gain      (Depreciation)  Carryforward *       Total
---------------------------------------------------------------------------------------------------------
      ASSET ALLOCATION FUND              $0    $9,827,361    $(18,854,999)            $0    $(9,027,638)
---------------------------------------------------------------------------------------------------------
      EQUITY INCOME FUND                  0             0       7,192,681     (4,695,516)     2,497,165
---------------------------------------------------------------------------------------------------------
      EQUITY VALUE FUND                   0             0       1,371,409     (8,232,090)    (6,860,681)
---------------------------------------------------------------------------------------------------------
      GROWTH FUND                         0             0       6,050,808    (24,640,754)   (18,589,946)
---------------------------------------------------------------------------------------------------------
      INTERNATIONAL EQUITY FUND      62,504             0       3,205,397     (1,256,208)     2,011,693
---------------------------------------------------------------------------------------------------------
      LARGE COMPANY GROWTH FUND           0             0      (8,237,572)   (23,832,375)   (32,069,947)
---------------------------------------------------------------------------------------------------------
      MONEY MARKET FUND                 265             0               0           (206)            59
---------------------------------------------------------------------------------------------------------
      SMALL CAP GROWTH FUND               0             0      16,081,252    (30,926,182)   (14,844,930)
---------------------------------------------------------------------------------------------------------
      TOTAL RETURN BOND FUND      2,455,599     2,159,186        (247,735)       (28,657)     4,338,393
---------------------------------------------------------------------------------------------------------

    *THIS AMOUNT INCLUDES THE POST-OCTOBER LOSS, WHICH WILL REVERSE ON THE FIRST DAY OF THE FOLLOWING FISCAL YEAR.

WELLS FARGO VARIABLE TRUST FUNDS                    INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO VARIABLE TRUST
     We have audited the accompanying statements of assets and liabilities of the Asset Allocation Fund, Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund, Small Cap Growth Fund and Total Return Bond Fund; nine funds of Wells Fargo Variable Trust (collectively called the "Funds") including the portfolios of investments as of December 31, 2003 and the related statements of operations, statements of changes in net assets and financial highlights for the periods presented on pages 64 through 74. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on this financial statement based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 2003, by correspondence with the custodian. As to securities purchased, but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall balance sheet presentation. We believe that our audit of the balance sheet provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above presents fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Variable Trust as of December 31, 2003, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.



\S\KPMG LLP
     February 23, 2004

OTHER INFORMATION  (UNAUDITED)                  WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION
     A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com.
TAX INFORMATION
     Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Fund(s) designates the following percentages of their ordinary income distributions paid, as qualifying for the corporate dividend-received deduction:
             Fund                             Dividends - Received Deduction
     Asset Allocation Fund                                   58.90%
     Equity Income Fund                                        100%
     Equity Value Fund                                         100%

     Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates as capital gain dividends for the year the following amounts:

      Fund                                                Capital Gain Dividends
--------------------------------------------------------------------------------
      ASSET ALLOCATION FUND                                        $15,130
--------------------------------------------------------------------------------
      EQUITY INCOME FUND                                         2,166,678
--------------------------------------------------------------------------------
      TOTAL RETURN BOND FUND                                       869,815
--------------------------------------------------------------------------------

BOARD OF TRUSTEES
     The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Variable Trust (the "Trust") and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information * of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES **
------------------------------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE  ***      PAST FIVE YEARS                         OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
   Robert C. Brown          Trustee                     Retired. Director, Federal Farm         None
   72                       since 1992                  Credit Banks Funding
                                                        Corporation and Farm Credit
                                                        System Financial Assistance
                                                        Corporation until February
                                                        1999.
------------------------------------------------------------------------------------------------------------------------------------

   J. Tucker Morse          Trustee                     Private Investor/Real Estate            None
   59                       since 1987                  Developer; Chairman of White
                                                        Point Capital, LLC.
------------------------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE  ***      PAST FIVE YEARS                         OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
   THOMAS S. GOHO           Trustee                     Wake Forest University,                 None
   61                       since 1987                  Calloway School of Business and
                                                        Accountancy, Benson-Pruitt
                                                        Professorship since 1999,
                                                        Associate Professor of Finance
                                                        1994 - 1999.
------------------------------------------------------------------------------------------------------------------------------------
   Peter G. Gordon          Trustee                     Chairman, CEO, and Co-Founder           None
   61                       since 1998                  of Crystal Geyser Water Company
                            (Lead Trustee               and President of Crystal Geyser
                            since 2001)                 Roxane Water Company.

------------------------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION  (UNAUDITED)                  WELLS FARGO VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE  ***      PAST FIVE YEARS                         OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
   Richard M.  Leach        Trustee                     Retired. Prior thereto,                 None
   70                       since 1987                  President of Richard M. Leach
                                                        Associates (a financial
                                                        consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
   Timothy J. Penny         Trustee                     Senior Counselor to the public          None
   52                       since 1996                  relations firm of Himle-Horner
                                                        and Senior Fellow at the
                                                        Humphrey Institute,
                                                        Minneapolis, Minnesota (a
                                                        public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
   Donald C. Willeke        Trustee                     Principal in the law firm of            None
   63                       since 1996                  Willeke & Daniels.
------------------------------------------------------------------------------------------------------------------------------------


OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE  ***      PAST FIVE YEARS                         OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------------
   Karla M. Rabusch         President, since 2003       Executive Vice President of             None
   44                                                   Wells Fargo Bank, N.A.
                                                        President of Wells Fargo Funds
                                                        Management, LLC. Senior Vice
                                                        President and Chief
                                                        Administrative Officer of Wells
                                                        Fargo Funds Management, LLC
                                                        from March 2001 to March 2003.
                                                        Vice President of Wells Fargo
                                                        Bank, N.A. from December 1997
                                                        to May 2000.
------------------------------------------------------------------------------------------------------------------------------------
   Stacie D. DeAngelo       Treasurer, since 2003       Vice President of Wells Fargo           None
   35                                                   Bank, N.A. Vice President of
                                                        Operations for Wells Fargo
                                                        Funds Management, LLC. Prior
                                                        thereto, Operations Manager at
                                                        Scudder Weisel Capital, LLC
                                                        (2000 to 2001), Director of
                                                        Shareholder Services at BISYS
                                                        Fund Services (1999 to 2000)
                                                        and Assistant Vice President of
                                                        Operations with
                                                        Nicholas-Applegate Capital
                                                        Management (1993 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
   C. David Messman         Secretary, since 2000       Vice President and Counsel of           None
   43                                                   Wells Fargo Bank, N.A. since
                                                        January 1996. Vice President
                                                        and Secretary of Wells Fargo
                                                        Funds Management, LLC since
                                                        March 2001.
------------------------------------------------------------------------------------------------------------------------------------


   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
  ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LIST OF ABBREVIATIONS                                       VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------
THE FOLLOWING IS A LIST OF COMMON ABBREVIATIONS FOR TERMS AND ENTITIES WHICH MAY HAVE APPEARED IN THIS REPORT.

ABAG             -- ASSOCIATION OF BAY AREA GOVERNMENTS
ADR              -- AMERICAN DEPOSITORY RECEIPTS
AMBAC            -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT              -- ALTERNATIVE MINIMUM TAX
ARM              -- ADJUSTABLE RATE MORTGAGES
BART             -- BAY AREA RAPID TRANSIT
CDA              -- COMMUNITY DEVELOPMENT AUTHORITY
CDSC             -- CONTINGENT DEFERRED SALES CHARGE
CGIC             -- CAPITAL GUARANTY INSURANCE COMPANY
CGY              -- CAPITAL GUARANTY CORPORATION
CMT              -- CONSTANT MATURITY TREASURY
COFI             -- COST OF FUNDS INDEX
CONNIE LEE       -- CONNIE LEE INSURANCE COMPANY
COP              -- CERTIFICATE OF PARTICIPATION
CP               -- COMMERCIAL PAPER
CTF              -- COMMON TRUST FUND
DW&P             -- DEPARTMENT OF WATER & POWER
DWR              -- DEPARTMENT OF WATER RESOURCES
EDFA             -- EDUCATION FINANCE AUTHORITY
FGIC             -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA              -- FEDERAL HOUSING AUTHORITY
FHLB             -- FEDERAL HOME LOAN BANK
FHLMC            -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA             -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN              -- FLOATING RATE NOTES
FSA              -- FINANCIAL SECURITY ASSURANCE, INC
GNMA             -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO               -- GENERAL OBLIGATION
HFA              -- HOUSING FINANCE AUTHORITY
HFFA             -- HEALTH FACILITIES FINANCING AUTHORITY
IDA              -- INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR            -- LONDON INTERBANK OFFERED RATE
LLC              -- LIMITED LIABILITY CORPORATION
LOC              -- LETTER OF CREDIT
LP               -- LIMITED PARTNERSHIP
MBIA             -- MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR             -- MULTI-FAMILY HOUSING REVENUE
MUD              -- MUNICIPAL UTILITY DISTRICT
MTN              -- MEDIUM TERM NOTE
PCFA             -- POLLUTION CONTROL FINANCE AUTHORITY
PCR              -- POLLUTION CONTROL REVENUE
PFA              -- PUBLIC FINANCE AUTHORITY
PLC              -- PRIVATE PLACEMENT
PSFG             -- PUBLIC SCHOOL FUND GUARANTY
RAW              -- REVENUE ANTICIPATION WARRANTS
RDA              -- REDEVELOPMENT AUTHORITY
RDFA             -- REDEVELOPMENT FINANCE AUTHORITY
R&D              -- RESEARCH & DEVELOPMENT
SFMR             -- SINGLE FAMILY MORTGAGE REVENUE
STEERS           -- STRUCTURED ENHANCED RETURN TRUST
TBA              -- TO BE ANNOUNCED
TRAN             -- TAX REVENUE ANTICIPATION NOTES
USD              -- UNIFIED SCHOOL DISTRICT
V/R              -- VARIABLE RATE
WEBS             -- WORLD EQUITY BENCHMARK SHARES

MORE INFORMATION ABOUT WELLS FARGO VARIABLE TRUST FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO VARIABLE TRUST FUNDS
PO BOX 8266
BOSTON, MA 02266-8266
WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE CONTRACTHOLDERS OF THE WELLS FARGO VARIABLE TRUST FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO VARIABLE TRUST FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

              NOT FDIC INSURE - NO BANK GUARANTEE - MAY LOSE VALUE
                                                                  AR 016 (02/04)






ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, December 31, 2003, Wells Fargo Variable Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Variable Trust has determined that Thomas
S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
(a)
Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2002 and December 31, 2003 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

     For the fiscal years ended December 31, 2002 and December 31, 2003, the Audit Fees were $ 121,801 and $ 128,382, respectively.

(b)
Audit-Related Fees - There were no audit-related fees incurred for the fiscal years ended December 31, 2002 and December 31, 2003 for assurance and related services by the principal accountant for the Registrant.

(c)

Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2002 and December 31, 2003 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

     For the fiscal years ended December 31, 2002 and December 31, 2003, the Tax Fees were $ 13,437 and $ 14,149, respectively. The incurred Tax Fees are comprised of excise tax review services.

(d)
All Other Fees - There were no other fees incurred for the fiscal years ended December 31, 2002 and December 31, 2003.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)

Provided below are the aggregate non-audit fees billed for the fiscal years ended December 31, 2002 and December 31, 2003 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

     For the fiscal years ended December 31, 2002 and December 31, 2003, the Registrant incurred non-audit fees in the amount of $72,000 and $77,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank Minnesota, N.A., the Funds' custodian.

     For the fiscal years ended December 31, 2002 and December 31, 2003, the Registrant's investment adviser incurred non-audit fees in the amount of $15,500 and $47,000, respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)

The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
(a)(i) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                Wells Fargo Variable Trust

                                                By:    /s/ Karla M. Rabusch

                                                       Karla M. Rabusch

                                                       President

                                                By:    /s/ Stacie D. DeAngelo

                                                       Stacie D. DeAngelo

                                                       Treasurer

Date: February 18, 2004

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Variable Trust Asset Allocation Fund, Wells Fargo Variable Trust Equity Income Fund, Wells Fargo Variable Trust Equity Value Fund, Wells Fargo Variable Trust Growth Fund, Wells Fargo Variable Trust International Equity Fund, Wells Fargo Variable Trust Large Company Growth Fund, Wells Fargo Variable Trust Money Market Fund, Wells Fargo Variable Trust Small Cap Growth Fund, and the Wells Fargo Variable Trust Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

          d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 18, 2004

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Variable Trust

                                                                 Exhibit 99.CERT

                                 CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-CSR of the Wells Fargo Variable Trust Asset Allocation Fund, Wells Fargo Variable Trust Equity Income Fund, Wells Fargo Variable Trust Equity Value Fund, Wells Fargo Variable Trust Growth Fund, Wells Fargo Variable Trust International Equity Fund, Wells Fargo Variable Trust Large Company Growth Fund, Wells Fargo Variable Trust Money Market Fund, Wells Fargo Variable Trust Small Cap Growth Fund, and the Wells Fargo Variable Trust Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 18, 2004

/s/ Stacie D. DeAngelo
-----------------------
Stacie D. DeAngelo
Treasurer

Wells Fargo Variable Trust

                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended December 31, 2003 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: February 18, 2004               /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President
                                               Wells Fargo Variable Trust

                            SECTION 906 CERTIFICATION

     Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended December 30, 2003 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: February 18, 2004               /s/ Stacie D. DeAngelo

                                               Stacie D. DeAngelo
                                               Treasurer
                                               Wells Fargo Variable Trust